As filed with the Securities and Exchange Commission on

                                 April 12, 2001

                           Registration No. 333-95593
             ======================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                 ---------------

                         Post-Effective Amendment No. 1

                                       to

                                    Form S-6

                                 ---------------

              For Registration under the Securities Act of 1933 of
               Securities of Unit Investment Trusts Registered on
                                   Form N-8B-2


           ACACIA NATIONAL VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I
                           (EXACT NAME OF REGISTRANT)
                                ----------------

                     ACACIA NATIONAL LIFE INSURANCE COMPANY
                                   (Depositor)
                              7315 Wisconsin Avenue
                               Bethesda, MD 20814
                                ----------------

                   Robert-John H. Sands Senior Vice President
                     Corporate Secretary and General Counsel

                     Acacia National Life Insurance Company
                              7315 Wisconsin Avenue
                               Bethesda, MD 20855
                                -----------------

    Title of Securities Being Registered: Securities of Unit Investment Trust
                                         ------------------------------------

           It is proposed that this filing will become effective:

           ___  Immediately upon filing  pursuant to paragraph  (b) of Rule 485.

           [X]  On  May 1, 2001 pursuant to paragraph (b) of Rule 485.

           ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

           ___  On ____________  pursuant to paragraph (a)(1) of Rule 485.

               RECONCILIATION AND TIE BETWEEN ITEMS IN FORM N-8B-2
                               AND THE PROSPECTUS

 ITEM NO. OF
 FORM N-8B-2  CAPTION IN PROSPECTUS
 -----------  ---------------------

    1          Cover Page
    2          Cover Page
    3          Not Applicable
    4          Distribution of the Policies
    5          Acacia National Variable Life Insurance Separate Account I
    6          Acacia National Variable Life Insurance Separate Account I
    7          Not Required
    8          Not Required
    9          Legal Proceedings
   10          Summary; Addition, Deletion of Substitution of Investments;
               Policy Benefits; Policy Rights; Payment and Allocation
               of Premiums; General Provisions; Voting Rights
   11          Summary; The Funds
   12          Summary; The Funds
   13          Summary; The Funds - Charges and Deductions
   14          Summary; Payment and Allocation of Premiums
   15          Summary; Payment and Allocation of Premiums
   16          Summary; The Funds
   17          Summary, Policy Rights
   18          The Funds
   19          General Provisions; Voting Rights
   20          Not Applicable
   21          Summary; Policy Rights, Loan Benefits; General Provisions
   22          Not Applicable
   23          Safekeeping of the Separate Account's Assets
   24          General Provisions
   25          Acacia National Life Insurance Company
   26          Not Applicable
   27          Acacia National Life Insurance Company
   28          Executive Officers and Directors of ANLIC; Acacia National Life
               Insurance Company
   29          Acacia National Life Insurance Company
   30          Not Applicable
   31          Not Applicable
   32          Not Applicable
   33          Not Applicable
   34          Not Applicable
   35          Not Applicable
   36          Not Required
   37          Not Applicable
   38          Distribution of the Policies
   39          Distribution of the Policies
   40          Distribution of the Policies
   41          Distribution of the Policies

 ITEM NO. OF
 FORM N-8B-2  CAPTION IN PROSPECTUS
 -----------  ---------------------

   42         Not Applicable
   43         Not Applicable
   44         Cash Value, Payment and Allocation of Premium
   45         Not Applicable
   46         The Funds; Cash Value
   47         The Funds
   48         State Regulation of ANLIC
   49         Not Applicable
   50         The Separate Account
   51         Cover Page; Summary; Policy Benefits; Payment and Allocation of
              Premiums, Charges and Deductions
   52         Addition, Deletion or Substitution of Investments
   53         Summary; Federal Tax Matters
   54         Not Applicable
   55         Not Applicable
   56         Not Required
   57         Not Required
   58         Not Required
   59         Financial Statements

                                                           THE ACACIA GROUP LOGO

PROSPECTUS                                Acacia National Life Insurance Company
                                                           7315 Wisconsin Avenue
                                                              Bethesda, MD 20814

EXECUTIVE SELECT -- A Flexible Premium Variable Universal Life
Insurance Policy issued by Acacia National Life Insurance Company
--------------------------------------------------------------------------------

    Executive Select is a flexible premium variable universal life insurance Policy ("Policy"), issued by Acacia National Life Insurance Company ("ANLIC"). The Policy is designed primarily for an employer who is seeking a cost-effective and tax-efficient means of informally funding a non-qualified deferred compensation plan for its key executives. Like traditional life insurance policies, an Executive Select Policy provides Death Benefits to Beneficiaries and gives you, the Policy Owner, the opportunity to increase the Policy's value. Unlike traditional policies, Executive Select lets you vary the frequency and amount of premium payments, rather than follow a fixed premium payment schedule. It also lets you change the level of Death Benefits as often as once each year.

    An Executive Select Policy is different from traditional life insurance policies in another important way: the Policy Owner selects how Policy premiums will be invested. Although the Policy guarantees a minimum Death Benefit as long as the Policy remains in force, the value of the Policy, as well as the actual Death Benefit, will vary with the performance of investments you select.

   The Investment Options available through Executive Select include investment portfolios from The Alger American Fund, Deutsche Asset Management VIT Funds, Fidelity Variable Insurance Products Funds, Calvert Variable Series, Inc., Franklin Templeton Variable Insurance Products Trust, Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, and Van Eck
Worldwide Insurance Trust. Each of these portfolios has its own investment objective and policies. These are described in the prospectuses for each investment portfolio, which must accompany this Executive Select prospectus. You may also choose to allocate premium payments to the Fixed Account managed by ANLIC.

    An Executive Select Policy will be issued after ANLIC accepts a prospective Policy Owner's application. Generally, an application must specify a Death Benefit no less than $100,000 ($50,000 if the Term Coverage Rider is attached to the Policy). Policies are available on individuals ages 18 to 65 at the time of purchase if guaranteed or simplified underwriting is used and ages 18 to 85 with regular underwriting. An Executive Select Policy, once purchased, may generally be canceled within 10 days after you receive it.

    This Executive Select prospectus is designed to assist you in understanding the opportunities and risks associated with the purchase of an Executive Select Policy. Prospective Policy Owners are urged to read the prospectus carefully and retain it for future reference.

    This prospectus includes a summary of the most important features of the Executive Select Policy, information about ANLIC, a list of the investment portfolios to which you may allocate premium payments, and a detailed description of the Executive Select Policy. The appendix to the prospectus includes tables designed to illustrate how values and Death Benefits may change with the investment experience of the Investment Options.


    A prospectus for each investment portfolio available through this Policy must accompany this prospectus.


    Although the Executive Select Policy is designed to provide life insurance, an Executive Select Policy is considered to be a security. It is not a deposit with, an obligation of, or guaranteed or endorsed by any banking institution, nor is it insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. The purchase of an Executive Select Policy involves investment risk, including the possible loss of principal. For this reason, Executive Select may not be suitable for all businesses. A Policy provides employers with a means of funding non-qualified deferred compensation plans for their key associates. It may not be advantageous to purchase an Executive Select Policy as a replacement for another type of life insurance or as a way to obtain additional insurance protection if the purchaser already owns another flexible premium variable universal life insurance policy on the Insured. In addition, the tax consequences of continuing coverage beyond age 100 are uncertain, and the Policy Owner should consult a tax advisor as to the potential consequences.

    The   Securities   and   Exchange   Commission    maintains   a   web   site
(http://www.sec.gov) that contains other information regarding registrants that file electronically with the Securities and Exchange Commission.

    NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES REGULATORY AUTHORITY HAS APPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                   May 1, 2001


                                EXECUTIVE SELECT

TABLE OF CONTENTS
PAGE

DEFINITIONS.................................................................  3
SUMMARY  ...................................................................  5
ANLIC, THE SEPARATE ACCOUNT AND THE FUNDS................................... 10
        Acacia National Life Insurance Company.............................. 10
        The Separate Account................................................ 10
        Performance Information............................................. 10
        The Funds........................................................... 11
        Investment Objectives and Policies Of The Funds' Portfolios......... 11
        Addition, Deletion or Substitution of Investments................... 13
        Fixed Account....................................................... 13
POLICY BENEFITS............................................................. 14
        Purposes of the Policy.............................................. 14
        Death Benefit Proceeds.............................................. 14
        Death Benefit Options............................................... 14
        Methods of Affecting Insurance Protection........................... 16
        Duration of Policy.................................................. 16
        Accumulation Value.................................................. 16
        Payment of Policy Benefits.......................................... 17
POLICY RIGHTS............................................................... 18
        Loan Benefits....................................................... 18
        Surrenders.......................................................... 19
        Partial Withdrawals................................................. 19
        Transfers........................................................... 20
        Systematic Programs.................................................
20
        Free Look Privilege................................................. 21
PAYMENT AND ALLOCATION OF PREMIUMS.......................................... 21
        Issuance of a Policy................................................ 21
        Premiums............................................................ 22
        Allocation of Premiums and Accumulation Value....................... 22
        Policy Lapse and Reinstatement...................................... 23

CHARGES AND DEDUCTIONS...................................................... 23
        Deductions From Premium Payments.................................... 23
        Charges From Accumulation Value..................................... 24
        Daily Charges Against the Separate Account.......................... 25
        Partial Withdrawal Charge...........................................
        25 Transfer Charge.................................................. 25

GENERAL PROVISIONS.......................................................... 26
DISTRIBUTION OF THE POLICIES................................................ 28
ADMINISTRATION.............................................................. 29
FEDERAL TAX MATTERS......................................................... 29
SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS................................ 31
THIRD PARTY SERVICES........................................................ 32
VOTING RIGHTS............................................................... 32
STATE REGULATION OF ANLIC................................................... 32
EXECUTIVE OFFICERS AND DIRECTORS OF ANLIC................................... 33
LEGAL MATTERS............................................................... 34
LEGAL PROCEEDINGS........................................................... 34
EXPERTS .................................................................... 34
ADDITIONAL INFORMATION...................................................... 34
FINANCIAL STATEMENTS........................................................ 34
        Acacia National Variable Life Insurance Separate Account I........F-I-1
        Acacia National Life Insurance Company...........................F-II-1
APPENDICES
        Illustrations of Death Benefits and Values..........................A-1
        Automatic Rebalancing, Model Asset Allocation, Dollar Cost
        Averaging, and Earnings Sweep Programs..............................B-1
        Employee Benefit Plan Information Statement.........................C-1

      The Policy, certain Funds, and/or certain riders are not available in all states.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER, SALESPERSON, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

                                EXECUTIVE SELECT

DEFINITIONS

ACCRUED EXPENSE CHARGES - Any Monthly Deductions that are due and unpaid.

ACCUMULATION VALUE - The total amount that the Policy provides for investment at any time. It is equal to the total of the Accumulation Value held in the Separate Account, the Fixed Account, and any Accumulation Value held in the General Account which secures Outstanding Policy Debt.

ADMINISTRATIVE EXPENSE CHARGE - A charge, which is part of the Monthly Deduction, to cover the cost of administering the Policy.

ASSET-BASED ADMINISTRATIVE EXPENSE CHARGE - A daily charge that is deducted from the overall assets of the Separate Account to provide for expenses of ongoing administrative services to the Policy Owners as a group.

ATTAINED AGE - The Issue Age of the Insured plus the number of complete Policy Years that the Policy has been in force.

ANLIC ("WE, US, OUR") - Acacia National Life Insurance Company, a Virginia stock company. ANLIC's Home Office is located at 7315 Wisconsin Avenue, Bethesda, MD 20814.

BENEFICIARY - The person or persons to whom the Death Benefit Proceeds are payable upon the death of the Insured. (See the sections on Beneficiary and Change of Beneficiary.)

COST OF INSURANCE - A charge deducted monthly from the Accumulation Value to provide the life insurance protection. The Cost of Insurance is calculated with reference to an annual "Cost of Insurance Rate." This rate is based on the Insured's gender (where applicable), Issue Age, Policy duration, and risk class. The Cost of Insurance is part of the Monthly Deduction.

DEATH BENEFIT - The amount of insurance coverage provided under the selected Death Benefit option of the Policy.

DEATH BENEFIT PROCEEDS - The proceeds payable to the Beneficiary upon receipt by ANLIC of Satisfactory Proof of Death of the Insured while the Policy is in force. It is equal to: (l) the Death Benefit; (2) plus additional life insurance proceeds provided by any riders; (3) minus any Outstanding Policy Debt; (4) minus any Accrued Expense Charges, including the Monthly Deduction through the month of death.

FIXED ACCOUNT - An account that is a part of ANLIC's General Account to which all or a portion of Net Premiums and transfers may be allocated for accumulation at fixed rates of interest.

GENERAL ACCOUNT - The General Account of ANLIC includes all of ANLIC's assets except those assets segregated into separate accounts such as the Separate Account.

GRACE PERIOD - A 61 day period from the date written notice of lapse is mailed to the Policy Owner's last known address. If the Policy Owner makes a payment during the Grace Period such that the Net Cash Surrender Value of the Policy is sufficient to pay the Monthly Deduction, the Policy will not lapse.

INSURED - The person whose life is insured under the Policy.

INVESTMENT OPTIONS - Refers to the Subaccounts and/or the Fixed Account offered under this Policy.

ISSUE AGE - The age of the Insured at the Insured's birthday nearest the Policy Date.

ISSUE DATE - The date that all financial, contractual and administrative requirements have been met and processed for the Policy.

MONTHLY ACTIVITY DATE - The same date in each succeeding month as the Policy Date except should such Monthly Activity Date fall on a date other than a Valuation Date, the Monthly Activity Date will be the next Valuation Date.

MONTHLY DEDUCTION - The deductions taken from the Accumulation Value on the Monthly Activity Date. These deductions are equal to: (1) the current Cost of Insurance; (2) the Administrative Expense Charge; and (3) rider charges, if any.

MORTALITY AND EXPENSE RISK CHARGE - A daily charge that is deducted from the overall assets of the Separate Account to provide for the risk that mortality and expense costs may be greater than expected.

                                EXECUTIVE SELECT

NET CASH SURRENDER VALUE - The Accumulation Value of the Policy on any Valuation Date (including for this purpose, the date of Surrender), less any Outstanding Policy Debt and any Accrued Expense Charges.

NET PREMIUM - Premium paid less the Percent of Premium Charge.

OUTSTANDING POLICY DEBT - The sum of all unpaid Policy loans and accrued interest on Policy loans.

PERCENT OF PREMIUM CHARGE - The amount deducted from each premium received to cover certain expenses such as premium-based taxes, expressed as a percentage of the premium. (See the section on Deductions From Premium Payment.)

PLANNED PERIODIC PREMIUMS - A selected schedule of equal premiums payable at fixed intervals. The Policy Owner is not required to follow this schedule, nor does following this schedule ensure that the Policy will remain in force.

POLICY - The flexible premium variable universal life insurance Policy offered by ANLIC and described in this prospectus.

POLICY ANNIVERSARY DATE - The same day as the Policy Date for each year the Policy remains in force.

POLICY DATE - The effective date for all coverage provided in the application. The Policy Date is used to determine Policy Anniversary Dates, Policy Years and Monthly Activity Dates. Policy Anniversaries are measured from the Policy Date. The Policy Date and the Issue Date will be the same unless: (1) an earlier Policy Date is specifically requested, or (2) there are additional premiums or application amendments at time of delivery. (See the section on Issuance of a Policy.)

POLICY OWNER - ("you, your") The owner of the Policy, as designated in the application or as subsequently changed. If a Policy has been absolutely assigned, the assignee is the Policy Owner. A collateral assignee is not the Policy Owner.

POLICY YEAR - The period from one Policy Anniversary Date until the next Policy Anniversary Date. A "Policy Month" is measured from the same date in each succeeding month as the Policy Date.

SATISFACTORY PROOF OF DEATH - Means all of the following must be submitted:
(1)   A certified copy of the death certificate;
(2)   A Claimant Statement;
(3)   The Policy; and
(4) Any other information that ANLIC may reasonably require to establish the validity of the claim.


SEPARATE ACCOUNT - This term refers to Acacia National Variable Life Insurance Separate Account I, a separate investment account established by ANLIC to receive and invest the Net Premiums paid under the Policy and allocated by the Policy Owner to the Separate Account. The Separate Account is segregated from the General Account and all other assets of ANLIC.


SPECIFIED AMOUNT - The minimum Death Benefit under the Policy, as selected by the Policy Owner.

SUBACCOUNT - A subdivision of the Separate Account. Each Subaccount invests exclusively in the shares of a specified portfolio of the Funds.

SURRENDER - The termination of the Policy during the Insured's life for the Net Cash Surrender Value.

VALUATION DATE - Any day on which the New York Stock Exchange is open for trading.

VALUATION PERIOD - The period between two successive Valuation Dates, commencing at the close of the New York Stock Exchange ("NYSE") on one Valuation Date and ending at the close of the NYSE on the next succeeding Valuation Date.


                                EXECUTIVE SELECT

SUMMARY

    The following summary of prospectus information and diagram of the Policy should be read along with the detailed information found elsewhere in this prospectus. Unless stated otherwise, this prospectus assumes that the Policy is in force and that there is no Outstanding Policy Debt.

                                DIAGRAM OF POLICY

         -------------------------------------------------------------
                                PREMIUM PAYMENTS
                       You can vary amount and frequency.
         -------------------------------------------------------------

--------------------------------------------------------------------------------
                            DEDUCTIONS FROM PREMIUMS
       Percent of Premium Charge for Taxes - currently 3.0% (maximum 5.0%)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                   NET PREMIUM
      The net premium may be invested in the Fixed Account or in the Separate Account which offers 25 different Subaccounts. The Subaccounts invest in the corresponding portfolios of The Alger American Fund, Calvert Variable Series, Inc., Deutsche Asset Management VIT Funds, Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, and Van Eck Worldwide Insurance Trust Funds.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                             DEDUCTIONS FROM ASSETS
Monthly Charge for Cost of Insurance and cost of any riders. The charge varies by the Policy duration and the Issue Age, gender, and risk class of the Insured. (See the Policy Schedule for rates.)

Monthly per Policy charge for administrative expenses:
                                        Current              Maximum
               Policy Year          Monthly Charge        Monthly Charge
               -----------          --------------        --------------
                  1                     $15.00               $15.00
                  2+                    $ 7.00               $12.00

Monthly per $1000 charge for administrative expenses:
      The first ten Policy Years, there is a monthly charge per $1000 of initial Specified Amount (maximum monthly charge $1.97 per $1000). In addition, there is a monthly charge per $1000 of each increase in Specified Amount for ten years from the date of increase (maximum monthly charge $1.97 per $1000). The per $1000 rates for both the initial Specified Amount and each increase vary by Issue Age, gender, and risk class. (See the Policy Schedule for rates.)

Daily charge from the Subaccounts (not deducted from the Fixed Account):
                                    CURRENT ANNUAL CHARGE  MAXIMUM ANNUAL CHARGE
                                       POLICY YEARS            POLICY YEARS
                                       ------------            ------------
                                        1-15     16+           1-15     16+
                                        ----     ---           ----     ---
Mortality and Expense Risk Charge       0.75%    0.30%         0.95%    0.50%
Asset-Based Administrative
Expense Charge                          0.15%    0.15%         0.15%    0.15%
                                        -----    -----         -----    -----
Combined annual rate of Subaccount
daily charges                           0.90%    0.45%         1.10%    0.65%
                                        =====    =====         =====    =====



Fund expense charges, which ranged from 0.30% to 1.61% at the most recent fiscal year end, are also deducted.


There is no surrender charge.

--------------------------------------------------------------------------------
                                 LIVING BENEFITS
    You may make partial withdrawals, subject to certain restrictions. The Death Benefit will be reduced by the amount of the partial withdrawal. Partial withdrawals are subject to a maximum charge of the lesser of $50 (currently $25) or 2% of the amount withdrawn.

    ANLIC guarantees up to 15 free transfers between the Investment Options each Policy Year. After that, a $10 charge may be made for each transfer. Under current practice, unlimited free transfers are permitted.

    You may Surrender the Policy at any time for its Net Cash Surrender Value.

                           RETIREMENT INCOME BENEFITS
    Loans may be available on a more favorable interest rate basis after the tenth Policy Year. Should the Policy lapse while loans are outstanding, the portion of the loan attributable to earnings will become a taxable distribution. (See page 22.)

    You may Surrender the Policy or make a partial withdrawal and take values as payments under one or more of five different payment options.

                                 DEATH BENEFITS
    Generally, Death Benefit income is tax free to the Beneficiary. The Beneficiary may be paid a lump sum or may select any of the five payment methods available as retirement benefits.
-------------------------------------------------------------------------------

                                EXECUTIVE SELECT

SUMMARY
      The following summary is intended to highlight the most important features of an Executive Select Policy that you, as a prospective Policy Owner, should consider. You will find more detailed information in the main portion of the prospectus; cross-references are provided for your convenience. Capitalized terms are defined in the Definitions section that begins on page 3 of this prospectus. This summary and all other parts of this prospectus are qualified in their entirety by the terms of the Executive Select Policy, which is available upon request from ANLIC.

WHO IS THE ISSUER OF AN EXECUTIVE SELECT POLICY?
      ANLIC is the issuer of each Executive Select Policy. ANLIC enjoys a rating of A (Excellent) from A.M. Best Company, a firm that analyzes insurance carriers. A stock life insurance company organized in Virginia, ANLIC is a wholly owned subsidiary of Acacia Life Insurance Company which is, in turn, a second tier subsidiary of Ameritas Acacia Mutual Holding Company. (See the section on Acacia National Life Insurance Company.)

WHAT IS THE PRIMARY PURPOSE OF PURCHASING AN EXECUTIVE SELECT POLICY?
      The primary purpose of an Executive Select Policy is to serve as an informal funding vehicle for various executive benefit arrangements. These arrangements typically focus on one or more financial objectives, which can be met by the following characteristics of the Executive Select Policy:
o payment of a Death Benefit, which will never be less than the Specified Amount the Policy Owner selects (See the section on Death Benefit Options.)
o accessibility of Policy values through Policy loan, Surrender and withdrawal features (See the section on Policy Rights.)
o ability to direct the manner in which the net premiums will be invested. So long as the Policy is in force, the Policy Owner will be responsible for selecting the manner in which Net Premiums will be invested. Thus, the value of an Executive Select Policy will reflect your investment choices over the life of the Policy.

      An Executive Select Policy also includes an investment component. This means that, so long as the Policy is in force, you will be responsible for selecting the manner in which Net Premiums will be invested. Thus, the value of an Executive Select Policy will reflect your investment choices over the life of the Policy.

WHAT ARE THE CHARGES ASSOCIATED WITH OWNERSHIP OF AN EXECUTIVE SELECT POLICY? Certain states impose premium and other taxes in connection with insurance policies such as Executive Select. ANLIC may deduct up to 5.0% of each premium as a Percent of Premium Charge. Currently, the charge is 3.0%.

      Charges are deducted against the Accumulation Value to cover the Cost of Insurance under the Policy and to compensate ANLIC for administering each individual Executive Select Policy. These charges, which are part of the Monthly Deduction, are calculated and deducted on each Monthly Activity Date. The Cost of Insurance is calculated based on risk factors relating to the Insured as reflected in relevant actuarial tables.

      There are two separate charges for administration of the Policy - a monthly Administrative Expense Charge, and a daily Asset-Based Administrative Expense Charge. The monthly Administrative Expense charge itself has three components: (1) a per Policy charge; (2) a charge per $1000 of initial specified amount; and (3) a charge per $1000 of each increase in specified amount. Currently, the per Policy charge is $15 per month in the first Policy Year and $7 per month thereafter. The per Policy portion of the Administrative Expense Charge is levied throughout the life of the Policy and is guaranteed not to increase above $15 per month in the first Policy Year and $12 per month thereafter. During the first ten Policy Years, there is a monthly charge per $1000 of initial Specified Amount. In addition, there is a monthly charge per $1000 of each increase in Specified Amount for ten years from the date of increase. The per $1000 rates for both the initial Specified Amount and each increase vary by Issue Age, gender, and risk class. The current charge per $1000 is the same as the maximum charge. (See the section on Charges from the Accumulation Value.)

      For its services in administering the separate account and Subaccounts and as compensation for bearing certain mortality and expense risks, ANLIC is also entitled to receive fees. These fees are calculated and deducted daily during the first 15 Policy Years, at a combined current annual rate of 0.90% (maximum 1.10%) of the value of the net assets of the Separate Account. After the 15th Policy Anniversary Date, the combined current annual rate will decrease to 0.45% (maximum 0.65%) of the daily net assets of the Separate Account. These charges will not
                                EXECUTIVE SELECT
be deducted from the amounts in the Fixed Account. (See the section on Daily Charges Against the Separate Account.)


      FUND EXPENSE SUMMARY. In addition to the charges against the Separate Account described just above, Fund managers will assess management fees and expenses against the amounts invested in the various portfolios. No portfolio fees will be assessed against amounts placed in the Fixed Account.


      The following chart shows the expenses charged in the year 2000 by each Subaccount underlying portfolio based on that portfolio's average daily net assets. We then deduct applicable Separate Account charges from the net asset value in calculating the unit value of the corresponding Subaccount. The management fees and other expenses are more fully described in the prospectus for each underlying portfolio. Information relating to the underlying portfolios was provided by the underlying portfolios and was not independently verified by us.



                                                                                     Total
 Subaccount's underlying                                      Total    Waivers    after waivers
 Portfolio Name                   Management 12b-1   Other    Fund       and     and reductions,
                                     Fees     Fees    Fees     Fees   Reductions      if any
ALGER
o       Alger American Growth         0.75%    -     0.04%     0.79%      -         0.79%
o       Alger American MidCap         0.80%    -     0.04%     0.84%      -         0.84%
o       Alger American Small
        Capitalization                0.85%    -     0.05%     0.90%      -         0.90%
CALVERT SOCIAL(1)
o       CVS Social Balanced           0.70%    -     0.18%     0.88%      -         0.88%
o       CVS Social International
        Equity                        1.10%    -     0.43%     1.53%      -         1.53%
o       CVS Social Mid Cap Growth     0.90%    -     0.22%     1.12%      -         1.12%
o       CVS Social Money Market       0.50%    -     0.16%     0.66%      -         0.66%
o       CVS Social Small Cap Growth   1.00%    -     0.61%     1.61%      -         1.61%
DEUTSCHE(2)
o       VIT Equity 500 Index          0.20%    -     0.14%     0.34%    0.04%       0.30%
o       VIT Small Cap Index           0.35%    -     0.34%     0.69%    0.24%       0.45%
o       VIT EAFE(R)Equity Index       0.45%    -     0.47%     0.92%    0.27%       0.65%
FIDELITY (SERVICE CLASS 2)
o       VIP Contrafund                0.57%   0.25%  0.10%     0.92%      -         0.92%(3)
o       VIP Equity-Income             0.48%   0.25%  0.10%     0.83%      -         0.83%(3)
o       VIP High Income               0.58%   0.25%  0.18%     1.01%      -         1.01%
NEUBERGER BERMAN
o       AMT Growth                    0.84%    -     0.08%     0.92%      -         0.92%
o       AMT Limited Maturity Bond     0.65%    -     0.11%     0.76%      -         0.76%
o       AMT Partners                  0.82%    -     0.10%     0.92%      -         0.92%
OPPENHEIMER
o       Aggressive Growth /VA         0.62%    -     0.02%     0.64%      -         0.64%
o       Capital Appreciation /VA      0.64%    -     0.03%     0.67%      -         0.67%
o       High Income /VA               0.74%    -     0.05%     0.79%      -         0.79%
o       Main Street Growth &
        Income /VA                    0.70%    -     0.03%     0.73%      -         0.73%
o       Strategic Bond /VA            0.74%    -     0.05%     0.79%      -         0.79%
TEMPLETON (CLASS 2)
o       Asset Strategy                0.60%   0.25%  0.22%     1.07%      -         1.07%
o       International Securities      0.67%   0.25%  0.20%     1.12%      -         1.12%
VAN ECK
o       Worldwide Hard Assets         1.00%    -     0.16%     1.16%      -         1.16%


(1) "Other Fees" reflect an indirect fee resulting from the portfolio's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the portfolio's uninvested cash balances. These credits are used to reduce the Portfolio's expenses. Net operating  expenses  after  reductions  for  fees  paid  indirectly  would be as follows:
               CVS Social Balanced                           0.86%
               CVS Social International Equity               1.36%
               CVS Social Mid Cap Growth                     1.02%
               CVS Money Market                              0.61%
               CVS Social Small Cap Growth                   1.26%

(2) The investment advisor receives a fee for its services that is a percentage of each fund's average daily net assets. The investment advisor has agreed to waive and/or reimburse operating expenses, including its fees, that exceed certain percentages of the funds' aggregate average daily net assets. Any differences in amounts are due to rounding.

(3) A portion of the brokerage commissions that certain Funds pay was used to reduce Fund expenses. Also, through arrangements with certain Fund custodians, credits realized as a result of uninvested cash balances were used to reduce a portion of each applicable Fund's expenses. After reductions, total operating expenses would have been:
               VIP Contrafund: Service Class 2               0.65%
               VIP Equity-Income: Service Class 2            0.56%

                                EXECUTIVE SELECT

      Expense reimbursement agreements are expected to continue in future years but may be terminated at any time. As long as the expense limitations continue for a portfolio, if a reimbursement occurs, it has the effect of lowering the portfolio's expense ratio and increasing its total return.

      ANLIC may receive administrative fees from the investment advisers of certain Funds. ANLIC currently does not assess a separate charge against the Separate Account or the Fixed Account for any federal, state or local income taxes. ANLIC may, however, make such a charge in the future if income or gains within the Separate Account will incur any federal, or any significant state or local income tax liability, or if the federal, state or local tax treatment of ANLIC changes.

HOW DOES THE INVESTMENT COMPONENT OF THE EXECUTIVE SELECT POLICY WORK?
      ANLIC has established the Separate Account, which is separate from all other assets of ANLIC, as a vehicle to receive and invest premiums received from Executive Select Policy Owners and owners of certain other variable universal life products offered by ANLIC. The Separate Account is divided into separate Subaccounts. Each Subaccount invests exclusively in shares of one of the investment portfolios available through Executive Select. Each Policy Owner may allocate Net Premiums to one or more Subaccounts, or to ANLIC's Fixed Account in the initial application. These allocations may be changed, without charge, by notifying ANLIC's Administrative Office. The aggregate value of your interests in the Subaccounts, the Fixed Account and any amount held in the General Account to secure Policy debt will represent the Accumulation Value of your Executive Select Policy. (See the Section on Accumulation Value.)

WHAT INVESTMENT OPTIONS ARE AVAILABLE THROUGH THE EXECUTIVE SELECT POLICY?
      The Investment Options available through Executive Select include 25 investment portfolios, each of which is a separate series of a mutual fund from:
The Alger American Fund ("Alger American Fund"); Calvert Variable Series, Inc. ("Calvert"); Deutsche Asset Management VIT Funds ("Deutsche VIT"); Fidelity Variable Insurance Products Fund ("Fidelity Portfolios"); Franklin Templeton
Variable Insurance Products Trust ("Templeton"); Neuberger Berman Advisers Management Trust (Neuberger Berman"); Oppenheimer Variable Account Funds
("Oppenheimer"); and Van Eck Worldwide Insurance Trust ("Van Eck"). These portfolios are listed in the Fund Expense Summary above

      Details about the investment objectives and policies of each of the available investment portfolios and management fees and expenses appear in the sections on Investment Objectives and Policies of the Funds' Portfolios and Fund Expense Summary. In addition to the listed portfolios, you may also elect to allocate Net Premiums to ANLIC's Fixed Account. (See the section on the Fixed Account.)

HOW DOES THE LIFE INSURANCE COMPONENT OF AN EXECUTIVE SELECT POLICY WORK? An Executive Select Policy provides for the payment of a minimum Death Benefit upon the death of the Insured. You choose the amount of the minimum Death Benefit -- sometimes referred to as the Specified Amount of the Executive Select Policy -- at the time your Executive Select Policy is established. However, Death Benefit Proceeds -- the actual amount that will be paid after ANLIC receives Satisfactory Proof of Death -- may vary over the life of your Executive Select Policy, depending on which of the two available coverage options you select.


      If you choose Option A, Death Benefit Proceeds payable under your Executive Select Policy will be the Specified Amount of your Executive Select Policy OR the applicable percentage of its Accumulation Value, whichever is greater. If you choose Option B, Death Benefit Proceeds payable under your Executive Select Policy will be the Specified Amount of your Executive Select Policy PLUS the Accumulation Value of your Executive Select Policy, or if it is higher, the applicable percentage of the Accumulation Value on the date of death. In either case, the applicable percentage is based on the age of the Insured at the date of death. (See the section on Death Benefit Options.)

ARE THERE ANY RISKS INVOLVED IN OWNING AN EXECUTIVE SELECT POLICY?
      Yes. Over the life of the Executive Select Policy, the Subaccounts to which you allocate your premiums will fluctuate with changes in the stock market and overall economic factors. These fluctuations will be reflected in the Accumulation Value of your Executive Select Policy and may result in loss of principal. For this reason, the purchase of an Executive Select Policy may not be suitable for all businesses. It may not be advantageous to purchase an Executive Select Policy to replace or augment your existing insurance arrangements. Appendix A includes tables illustrating the impact that hypothetical market returns would have on Accumulation Values under an Executive Select Policy (page A-1).
                                EXECUTIVE SELECT

WHAT  IS THE PREMIUM  THAT MUST BE PAID TO KEEP AN  EXECUTIVE  SELECT  POLICY IN
FORCE?
      Like traditional life insurance policies, an Executive Select Policy requires the payment of periodic premiums in order to keep the Policy in force. You will be asked to establish a payment schedule before an Executive Select Policy becomes effective.

      The distinction between traditional life policies and an Executive Select Policy is that an Executive Select Policy will not lapse simply because premium payments are not made according to that payment schedule. However, an Executive Select Policy will lapse, even if scheduled premium payments are made, if the Net Cash Surrender Value of your Executive Select Policy falls below zero. (See the section on Premiums.)

HOW ARE PREMIUMS PAID, PROCESSED AND CREDITED?
      An Executive Select Policy will be issued after a completed application is accepted, and the initial premium payment is received, by ANLIC at its Administrative Office. ANLIC's Administrative Office is located at 5900 "O" Street, P.O. Box 82550, Lincoln, NE 68501. The initial Net Premium will be allocated on the Issue Date to the Subaccounts and/or the Fixed Account according to the selections made in the application. When state or other applicable law or regulation requires return of at least the premium payments, should you return the Policy under the free-look privilege, the initial Net Premium will be allocated to the Money Market Subaccount. Thirteen days after the Issue Date, the Accumulation Value of the Policy will be allocated among the Subaccounts and/or the Fixed Account according to the instructions in the application. You have the right to examine the Executive Select Policy and return it for a refund for a limited time, even after the Issue Date. (See the section on Issuance of a Policy.)

      You may make subsequent premium payments, although you are not required to do so. ANLIC will send premium payment notices to you according to any schedule you select. When ANLIC receives a premium payment at its Administrative Office, we will deduct any applicable Percent of Premium Charge and allocate the Net
Premium to the Subaccounts and/or the Fixed Account according to your selections. (See the sections on Premiums and Allocations of Premiums and Accumulation Value.)

      As already noted, Executive Select provides considerable flexibility in determining the frequency and amount of premium payments. This flexibility is not, however, unlimited. You should keep certain factors in mind in determining the payment schedule that is best suited to your needs. These include the Cost of Insurance needed to keep the Executive Select Policy in force; maximum premium limitations established under the federal tax laws; and the impact that reduced premium payments may have on the Net Cash Surrender Value of the Executive Select Policy. (See the Section on Premiums.)

IS THE ACCUMULATION VALUE OF THE EXECUTIVE SELECT POLICY AVAILABLE WITHOUT SURRENDER?
      Yes. You may access the value of your Executive Select Policy in one of two ways. After the first Policy Year, you may obtain a loan, secured by the Accumulation Value of your Executive Select Policy. The maximum interest rate on any such loan is 6% annually; the current rate is 5.5% annually. After the tenth Policy Anniversary, you may borrow against a limited amount of the Net Cash Surrender Value of your Executive Select Policy at a maximum annual interest rate of 4%; the current rate for such loans is 3.5% annually. (See the section on Loan Benefits.)

      You may also access the value of your Executive Select Policy by making a partial withdrawal. A partial withdrawal is subject to a maximum charge not to exceed the lesser of $50 or 2% of the amount withdrawn (currently, the partial withdrawal charge is the lesser of $25 or 2%). (See the section on Partial Withdrawals.)

WHEN DOES THE EXECUTIVE SELECT POLICY TERMINATE?
      You may terminate the Executive Select Policy by Surrendering the Policy during the lifetime of the Insured for its Net Cash Surrender Value. If you surrender the Policy in the first two Policy Years, we will refund a portion of the Percent of Premium Charge deducted in the first Policy Year. As noted above, the Executive Select Policy will terminate if you fail to maintain sufficient Net Cash Surrender Value to cover Policy charges. (See the sections on Surrenders and Premiums.)
                                EXECUTIVE SELECT

ANLIC, THE SEPARATE ACCOUNT AND THE FUNDS


ACACIA NATIONAL LIFE INSURANCE COMPANY
      Acacia National Life Insurance Company ("ANLIC") is a stock life insurance company organized in the Commonwealth of Virginia. ANLIC was incorporated on December 9, 1974. ANLIC is currently licensed to sell life insurance in 46 states and the District of Columbia. On March 29, 2001, the board of directors authorized ANLIC's management to take the necessary actions to change ANLIC's domicile from the Commonwealth of Virginia to the District of Columbia.


      ANLIC is a wholly owned subsidiary of Acacia Life Insurance Company ("Acacia"), a District of Columbia stock company. Acacia is wholly owned by Ameritas Holding Company, a subsidiary of Ameritas Acacia Mutual Holding Company, a Nebraska mutual insurance holding company. The Administrative Offices of both ANLIC and Acacia are at 5900 "O" Street, P.O. Box 81889, Lincoln, Nebraska 68501. ANLIC's telephone number is 888-837-6791 and its website address is www.acaciagroup.com.


      On January 1, 1999, Ameritas Mutual Insurance Holding Company, a Nebraska mutual insurance holding company, and Acacia Mutual Holding Corporation, a District of Columbia mutual holding corporation, merged and became Ameritas Acacia Mutual Holding Company ("Ameritas Acacia") a Nebraska mutual insurance holding company. Both Ameritas Acacia and Ameritas Holding Company, an intermediate holding company, are organized under the Nebraska Mutual Insurance Holding Company Act. Ameritas Acacia and its subsidiaries had total assets at December 31, 2000 of over $7.4 billion and Acacia and its subsidiaries had total assets as of December 31, 2000 of over $2.4 billion.


THE SEPARATE ACCOUNT

      Acacia National Variable Life Insurance Separate Account I ("Separate Account") was established under Virginia law on January 31, 1995. The assets of the Separate Account are held by ANLIC segregated from all of ANLIC's other assets, are not chargeable with liabilities arising out of any other business which ANLIC may conduct, and income, gains, or losses of ANLIC. Although the assets maintained in the Separate Account will not be charged with any liabilities arising out of ANLIC's other business, all obligations arising under the Policies are liabilities of ANLIC who will maintain assets in the Separate Account of a total market value at least equal to the reserve and other contract liabilities of the Separate Account. The Separate Account will at all times contain assets equal to or greater than Accumulation Values invested in the Separate Account. Nevertheless, to the extent assets in the Separate Account exceed ANLIC's liabilities in the Separate Account, the assets are available to cover the liabilities of ANLIC's General Account. ANLIC may, from time to time, withdraw assets available to cover the General Account obligations.


      The Separate Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act") as a unit investment trust, which is a type of investment company. This does not involve any SEC supervision of the management or investment policies or practices of the Separate Account. For state law purposes, the Separate Account is treated as a Division of ANLIC.

PERFORMANCE INFORMATION
      Performance information for the Subaccounts of the Separate Account and the Funds available for investment by the Separate Account may appear in advertisements, sales literature, or reports to Policy Owners or prospective purchasers. ANLIC may also provide a hypothetical illustration of Accumulation Value, Net Cash Surrender Value and Death Benefit based on historical investment returns of the Funds for a sample Policy based on assumptions as to age, gender and other Policy specific assumptions.

      ANLIC  may  also  provide  individualized  hypothetical  illustrations  of
Accumulation Value, Net Cash Surrender Value and Death Benefit based on historical investment returns of the Funds. These illustrations will reflect deductions for Fund expenses and Policy and the Separate Account charges, including the Monthly Deduction and Percent of Premium Charge. These hypothetical illustrations will be based on the actual historical experience of the Funds as if the Subaccounts had been in existence and a Policy issued for the same periods as those indicated for the Funds.

      The investments in the Funds may be managed by Fund managers which manage one or more other mutual funds that have similar names, investment objectives, and investment styles as the Funds. You should be aware that the Funds are likely to differ from the other mutual funds in size, cash flow pattern, and tax matters. Thus, the holdings and performance of the Funds can be expected to vary from those of the other mutual funds.

                                EXECUTIVE SELECT

THE FUNDS
     There are currently 25 Subaccounts within the Separate Account available to Policy Owners for new allocations. The assets of each Subaccount are invested in shares of a corresponding portfolio of one of the following mutual funds (collectively, the "Funds"): The Alger American Fund; Calvert Variable Series, Inc.; Deutsche Asset Management VIT Funds; Fidelty Variable Insurance Products Funds; Franklin Templeton Variable Insurance Products Trust; Neuberger Berman Advisers Management Trust; Oppenheimer Variable Account Funds; and Van Eck
Worldwide Insurance Trust. Each Fund is registered with the SEC under the Investment Company Act of 1940 as an open-end management investment company.

      The assets of each portfolio of the Funds are held separate from the assets of the other portfolios. Thus, each portfolio operates as a separate investment portfolio, and the income or losses of one portfolio generally have no effect on the investment performance of any other portfolio.

      The investment objectives and policies of each portfolio are summarized below. There is no assurance that any of the portfolios will achieve their stated objectives. More detailed information, including a description of investment objectives, policies, restrictions, expenses and risks, is in the prospectuses for each of the Funds, which must accompany or precede this Prospectus. All underlying fund information, including Fund prospectuses, has been provided to ANLIC by the underlying Funds. ANLIC has not independently verified this information.

      Each Policy owner should periodically consider the allocation among the Subaccounts in light of current market conditions and the investment risks attendant to investing in the Funds' various portfolios.

      The Separate Account will purchase and redeem shares from the Portfolios at the net asset value. Shares will be redeemed to the extent necessary for ANLIC to collect charges, pay the Surrender Values, partial withdrawals, and make policy loans or to transfer assets among Investment Options as you requested. Any dividend or capital gain distribution received is automatically reinvested in the corresponding Subaccount.

      Since each of the Funds is designed to provide investment vehicles for variable annuity and variable life insurance contracts of various insurance companies and will be sold to separate accounts of other insurance companies as investment vehicles for various types of variable life insurance policies and variable annuity contracts, there is a possibility that a material conflict may arise between the interests of the Separate Account and one or more of the separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies agree to take any necessary steps, including removing their separate account(s) from the Funds, to resolve the matter. The risks of such mixed and shared funding are described further in the prospectuses of the Funds.


INVESTMENT STRATEGIES AND OBJECTIVES OF THE FUNDS
      The Separate Account Subaccount underlying portfolios listed below are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies. They are not publicly traded mutual funds available for direct purchase by you. THERE IS NO ASSURANCE THE INVESTMENT OBJECTIVES WILL BE MET.

      This information is just a summary for each underlying portfolio. You should read the series fund prospectus for an underlying portfolio for more information about that portfolio.


------------------------------- --------------------------------- -------------------------------

Separate Account
        Portfolio                    Investment Strategy               Investment Objective
---------------------------- --------------------------------------------------------------------
            ALGER                           Offered through THE ALGER AMERICAN FUND
                                            Advised by FRED ALGER MANAGEMENT, INC.
------------------------------- -----------------------------------------------------------------
ALGER AMERICAN GROWTH           Common stock of companies with
                                growth potential and              Current Income and long-term
                                fixed-income securities.          capital growth
------------------------------- --------------------------------- -------------------------------
ALGER AMERICAN MIDCAP GROWTH    Common stocks of midsize U.S.
                                companies with promising          Long-term capital growth.
                                growth potential.
------------------------------- --------------------------------- -------------------------------
                                Common stocks of small,
                                fast-growing U.S. companies
ALGER AMERICAN SMALL            that offer innovative
CAPITALIZATION                  products, services or
                                technologies to a rapidly         Long-term capital growth.
                                expanding marketplace.
------------------------------- --------------------------------- -------------------------------

                                EXECUTIVE SELECT
                                       11

Separate Account
        Portfolio                    Investment Strategy               Investment Objective
---------------------------- --------------------------------------------------------------------
                                 Offered through CALVERT VARIABLE SERIES, INC.
        CALVERT SOCIAL             Advised by CALVERT ASSET MANAGEMENT COMPANY
------------------------------- --------------------------------- -------------------------------
CVS SOCIAL BALANCED             Mostly large-cap growth
                                oriented common stock of U.S.     Income and capital growth
                                companies, with some bonds and    through social criteria
                                money market instruments.         screened investments.
------------------------------- --------------------------------- -------------------------------
CVS SOCIAL INTERNATIONAL        Common stocks of mid to large     High total return through
EQUITY                          cap companies.                    social criteria screened
                                                                  investments.
------------------------------- --------------------------------- -------------------------------
                                Common stocks of mid size         Long-term capital growth
CVS SOCIAL MID CAP GROWTH       companies.                        through social criteria
                                                                  screened investments.
------------------------------- --------------------------------- -------------------------------
CVS SOCIAL MONEY MARKET         High quality money market
                                securities.                       Current Income through social
                                                                  criteria screened investments.
------------------------------- --------------------------------- -------------------------------
                                                                  Long-term capital growth
CVS SOCIAL SMALL CAP GROWTH     Common stocks of small cap        through social criteria
                                companies.                        screened investments.
------------------------------ ------------------------------------------------------------------
     DEUTSCHE VIT               Offered through DEUTSCHE ASSET MANAGEMENT VIT FUNDS
                                   Advised by DEUTSCHE ASSET MANAGEMENT, INC.
------------------------------ ----------------------------------- ----------------------------
                               The fund invests in a
                               statistically selected sample of
                               securities found in the Morgan
DEUTSCHE VIT EAFE(R)EQUITY      Stanley Capital ("MSCI")            Match as closely as
INDEX                          International EAFE(R)Index which     possible, before expenses,
                               emphasizes stocks of companies       the performance of the
                               in major markets in Europe,          MSCI EAFE(R)Index.
                               Australia and the Far East.
------------------------------ ----------------------------------- ----------------------------
                               The fund invests in a
                               statistically selected sample of
                               securities found in the Standard    Match as closely as
DEUTSCHE                       VIT EQUITY 500 INDEX & Poor's 500 Composite Stock
                               possible,  before  expenses,  Price  Index  ("S&P
                               Index"),   which   performance  of  the  S&P  500
                               emphasizes stocks of large US Index. companies.
------------------------------ ----------------------------------- ----------------------------
                               The fund invests in a
                               statistically selected sample of
                               securities found in the Russell     Match as closely as
DEUTSCHE VIT SMALL CAP INDEX   2000 Small Stock Index, which       possible, before expenses,
                               emphasizes stocks of small US       performance of the Russell
                               companies.                          2000 Index.
------------------------------ ----------------------------------- ----------------------------
  FIDELITY (SERVICE CLASS 2)     Offered through VARIABLE INSURANCE PRODUCTS FUNDS: SERVICE CLASS 2
                                      Advised by FIDELITY MANAGEMENT AND RESEARCH COMPANY
------------------------------- --------------------------------- -------------------------------
VIP CONTRAFUND                  Common stocks of companies
                                whose value is not fully          Long-term capital growth.
                                recognized.
------------------------------- --------------------------------- -------------------------------
VIP EQUITY-INCOME               Income producing equity
                                securities.                       Reasonable income.
------------------------------- --------------------------------- -------------------------------
                                High yielding fixed-income
VIP HIGH INCOME                 securities, while also
                                considering growth of capital.    High level of current income.
------------------------------- -----------------------------------------------------------------
       NEUBERGER BERMAN           Offered through NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST.
                                          Advised by NEUBERGER BERMAN MANAGEMENT INC.
------------------------------- --------------------------------- -------------------------------
AMT GROWTH                      Common stocks, often of           Long-term capital growth.
                                companies that may be
                                temporarily out of favor in
                                the market.
------------------------------- --------------------------------- -------------------------------
AMT LIMITED MATURITY BOND       Fixed and variable rate debt      Current income; secondarily,
                                securities.                       total return.
------------------------------- --------------------------------- -------------------------------
AMT PARTNERS                    Common stocks of mid- to          Capital growth.
                                large-cap companies.
------------------------------- -----------------------------------------------------------------
         OPPENHEIMER                  Offered through OPPENHEIMER VARIABLE ACCOUNT FUNDS
                                              Advised by OPPENHEIMER FUNDS, INC.
------------------------------- --------------------------------- -------------------------------
AGGRESSIVE GROWTH /VA           Common stocks of "growth-type"    Capital appreciation.
                                companies.
------------------------------- --------------------------------- -------------------------------
CAPITAL APPRECIATION /VA        Common stocks of well-known       Capital appreciation.
                                established companies.
------------------------------- --------------------------------- -------------------------------
                                High yield fixed-income
                                securities, including foreign
HIGH INCOME /VA                 government and corporate debt     Current Income.
                                securities, U.S. government
                                securities, and "junk bonds."
------------------------------- --------------------------------- -------------------------------
                                Equity and debt securities,
MAIN STREET GROWTH & INCOME     including small to medium         Capital appreciation and
/VA                             capital issuers.                  current income.
------------------------------- --------------------------------- -------------------------------
STRATEGIC BOND /VA              Diversified portfolio of high     Current Income.
                                yield fixed-income securities,
                                including foreign government
                                and corporate debt securities,
                                U.S. government securities,
                                and "junk bonds."

                                EXECUTIVE SELECT
                                       12

------------------------------- --------------------------------- -------------------------------
Separate Account
        Portfolio                    Investment Strategy               Investment Objective
------------------------------- --------------------------------- --------------------------------
                                Offered through FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
     TEMPLETON (Class 2)                                     TRUST
                                         Advised by TEMPLETON INVESTMENT COUNSEL, INC.
------------------------------- --------------------------------- -------------------------------
ASSET STRATEGY                  Domestic and foreign equity
                                securities of companies, debt
                                securities of companies and
                                governments, and money market
                                instruments.                       High total return.
------------------------------- ---------------------------------- ------------------------------
INTERNATIONAL SECURITIES        Equity securities of foreign
                                companies, including emerging      Long-term capital growth.
                                markets.
------------------------------- -----------------------------------------------------------------
           VAN ECK                    Offered through VAN ECK WORLDWIDE INSURANCE TRUST.
                                                Advised by VAN ECK ASSOCIATES.
------------------------------- --------------------------------- -------------------------------
WORLDWIDE HARD ASSETS           Investing globally, primarily     Long-term capital
                                in securities of companies        appreciation.
                                that derive most of revenue or
                                profit from exploration,
                                development, production or
                                distribution of precious
                                metals, natural resources,
                                real estate or commodities.

-------------------------------------------------------------------------------------------------

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS
      ANLIC reserves the right, subject to applicable law, to add, delete, combine or substitute investments in the Separate Account if, in our judgment, marketing needs, tax considerations, or investment conditions warrant. This may happen due to a change in law or a change in a Fund's objectives or restrictions, or for some other reason. ANLIC may operate the Separate Account as a management company under the 1940 Act, it may be deregistered under that Act if registration is no longer required, or it may be combined with other ANLIC separate accounts. ANLIC may also transfer the assets of the Separate Account to another separate account. If necessary, we will notify the SEC and/or state insurance authorities and will obtain any required approvals before making these changes.

      If any changes are made, ANLIC may, by appropriate endorsement, change the Policy to reflect the changes. In addition, ANLIC may, when permitted by law, restrict or eliminate any voting rights of Policy Owners or other persons who have voting rights as to the Separate Account. ANLIC will determine the basis for making any new Subaccounts available to existing Policy Owners.

      You will be notified of any material change in the investment policy of any Fund in which you have an interest.

FIXED ACCOUNT
      You may elect to allocate all or a portion of your Net Premium payments to the Fixed Account, and you may also transfer monies between the Separate Account and the Fixed Account. (See the section on Transfers.)

      Payments allocated to the Fixed Account and transferred from the Separate Account to the Fixed Account are placed in ANLIC's General Account. The General Account includes all of ANLIC's assets, except those assets segregated in ANLIC's separate accounts. ANLIC has the sole discretion to invest the assets of the General Account, subject to applicable law. ANLIC bears an investment risk for all amounts allocated or transferred to the Fixed Account, plus interest credited thereto, less any deduction for charges and expenses. The Policy Owner bears the investment risk that the declared rate, described below, will fall to a lower rate after the expiration of a declared rate period

      Because of exemptions and exclusionary provisions, interests in the General Account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the General Account registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the General Account nor any interest in it is generally subject to the provisions of the 1933 or 1940 Act. We understand that the staff of the SEC has not reviewed the disclosures in this prospectus relating to the Fixed Account portion of the Policy; however, these disclosures may be subject to generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements made in prospectuses.

      ANLIC guarantees that it will credit interest at a declared rate of at least 3.5%. ANLIC may, at its discretion, set a higher declared rate(s). Each month ANLIC will establish the declared rate for the Policies with a Policy Date

                                EXECUTIVE SELECT
or Policy Anniversary Date in that month. Each month is assumed to have 30 days, and each year to have 360 days for purposes of crediting interest on the Fixed Account. The Policy Owner will earn interest on the amounts transferred or allocated to the Fixed Account at the declared rate effective for the month in which the Policy was issued, which rate is guaranteed for the remainder of the first Policy Year. During later Policy Years, all amounts in the Fixed Account will earn interest at the declared rate in effect in the month of the last Policy Anniversary. Declared interest rates may increase or decrease from previous periods, but will not fall below 3.5%. ANLIC reserves the right to change the declaration practice and the period for which a declared rate will apply.

POLICY BENEFITS

      The rights and benefits under the Policy are summarized in this prospectus; however prospectus disclosure regarding the Policy is qualified in its entirety by the Policy itself, a copy of which is available upon request from ANLIC.

PURPOSES OF THE POLICY
      The Policy is designed to provide the Policy Owner with both lifetime insurance protection on the life of the Insured and flexibility in the amount and frequency of premium payments and with the level of life insurance proceeds payable under the Policy.

      You are not required to pay scheduled premiums to keep the Policy in force, but you may, subject to certain limitations, vary the frequency and amount of premium payments. You also may adjust the level of Death Benefits payable under the Policy without having to purchase a new Policy by increasing (with evidence of insurability) or decreasing the Specified Amount. Thus, as insurance needs or financial conditions change, you have the flexibility to adjust life insurance benefits and vary premium payments.

      The Death Benefit may, and the Accumulation Value will, vary with the investment experience of the chosen Subaccounts of the Separate Account. Thus the Policy Owner benefits from any appreciation in value of the underlying assets, but bears the investment risk of any depreciation in value. As a result, whether or not a Policy continues in force may depend in part upon the investment experience of the chosen Subaccounts. The failure to pay a Planned Periodic Premium will not necessarily cause the Policy to lapse, but the Policy could lapse even if Planned Periodic Premiums have been paid, depending upon the investment experience of the Separate Account.

DEATH BENEFIT PROCEEDS
      As long as the Policy remains in force, ANLIC will pay the Death Benefit Proceeds of the Policy upon Satisfactory Proof of Death, according to the Death Benefit option in effect at the time of the Insured's death. The amount of the Death Benefits payable will be determined at the end of the Valuation Period during which the Insured's death occurs. The Death Benefit Proceeds may be paid in a lump sum or under one or more of the payment options set forth in the Policy. (See the section on Payment Options.)

      Death Benefit Proceeds will be paid to the surviving Beneficiary or Beneficiaries you specified in the application or as subsequently changed. If you do not choose a Beneficiary, the proceeds will be paid to you, as the Policy Owner, or if individually owned, to your estate.

DEATH BENEFIT OPTIONS
      The Policy provides two Death Benefit options. The Policy Owner selects one of the options in the application. The Death Benefit under either option will never be less than the current Specified Amount of the Policy as long as the Policy remains in force. (See the section on Policy Lapse and Reinstatement.) The net amount at risk for Option A will generally be less than the net amount at risk for Option B. If you choose Option A, your Cost of Insurance deduction will generally be lower than if you choose Option B. (See the section on Charges and Deductions.) The following graphs illustrate the differences in the two Death Benefit options.

                                EXECUTIVE SELECT

OPTION A.

OMITTED GRAPH ILLUSTRATES PAYOUT UNDER DEATH BENEFIT OPTION A, SPECIFICALLY BY SHOWING THE RELATIONSHIPS OVER TIME, BETWEEN THE SPECIFIED AMOUNT AND THE ACCUMULATION VALUE.

   Death Benefit Option A. Pays a Death Benefit equal to the Specified Amount or the Accumulation Value multiplied by the Death Benefit percentage
                (as illustrated at Point A) whichever is greater.

     Under Option A, the Death Benefit is the current Specified Amount of the Policy or, if greater, the applicable percentage of Accumulation Value on the date of death. The applicable percentage is 250% for Insureds with an Attained Age 40 or younger on the Policy Anniversary Date prior to the date of death. For Insureds with an Attained Age over 40 on that Policy Anniversary Date, the percentage declines. For example, the percentage at Attained Age 40 is 250%, at Attained Age 50 is 185%, at Attained Age 60 is 130%, at Attained Age 70 is 115%, at Attained Age 80 is 105%, and Attained Age 90 is 105%. The applicable percentage will never be less than 101%. Accordingly, under Option A the Death Benefit will remain level at the Specified Amount unless the applicable percentage of Accumulation Value exceeds the current Specified Amount, in which case the amount of the Death Benefit will vary as the Accumulation Value varies. Policy Owners who prefer to have favorable investment performance, if any, reflected in higher Accumulation Value, rather than increased insurance coverage, generally should select Option A.

OPTION B.

OMITTED GRAPH ILLUSTRATES PAYOUT UNDER DEATH BENEFIT OPTION B, SPECIFICALLY BY SHOWING THE RELATIONSHIPS OVER TIME, BETWEEN THE SPECIFIED AMOUNT AND THE ACCUMULATION VALUE.

 Death Benefit Option B. Pays a Death Benefit equal to the Specified Amount plus the Policy's Accumulation Value or the Accumulation Value multiplied by the Death Benefit percentage, whichever is greater.

      Under Option B, the Death Benefit is equal to the current Specified Amount plus the Accumulation Value of the Policy or, if greater, the applicable percentage of the Accumulation Value on the date of death. The applicable percentage is the same as under Option A: 250% for Insureds with an Attained Age 40 or younger on the Policy Anniversary Date prior to the date of death. For Insureds with an Attained Age over 40 on that Policy Anniversary Date the percentage declines. Accordingly, under Option B the amount of the Death Benefit will always vary as the Accumulation Value varies (but will never be less than the Specified Amount). Policy Owners who prefer to have favorable investment performance, if any, reflected in increased insurance coverage, rather than higher Accumulation Values, generally should select Option B.

     CHANGE IN DEATH BENEFIT OPTION. The Death Benefit option may be changed once per year after the first Policy Year by sending ANLIC a written request. The effective date of such a change will be the Monthly Activity Date on or following the date the change is approved by ANLIC. A change may have federal tax consequences.

     If the Death Benefit option is changed from Option A to Option B, the Specified Amount after the change will equal the Specified Amount before the change less the Accumulation Value as of the date of the change. If the Death Benefit option is changed from Option B to Option A, the Specified Amount under Option A after the change will equal the Death Benefit under Option B on the effective date of change.

                                EXECUTIVE SELECT

      No charges will be imposed upon a change in Death Benefit option, nor will such a change in and of itself result in an immediate change in the amount of a Policy's Accumulation Value. However, a change in the Death Benefit option may affect the Cost of Insurance because this charge varies depending on the net amount at risk (i.e. the amount by which the Death Benefit as calculated on a Monthly Activity Date exceeds the Accumulation Value on that date). Changing from Option B to Option A generally will decrease the net amount at risk in the future, and will therefore decrease the Cost of Insurance. Changing from Option A to Option B generally will result in an increase in the Cost of Insurance over time because the Cost of Insurance Rate will increase with the Insured's age, even though the net amount at risk will generally remain level. (See the sections on Charges and Deductions and Federal Tax Matters.)

      CHANGE IN SPECIFIED AMOUNT. Subject to certain limitations, after the first Policy Year, a Policy Owner may increase or decrease the Specified Amount of a Policy. A change in Specified Amount may affect the Cost of Insurance Rate and the net amount at risk, both of which may affect a Policy Owner's Cost of Insurance and have federal tax consequences. (See the sections on Charges and Deductions and Federal Tax Matters.)

      Any increase or decrease in the Specified Amount will become effective on the Monthly Activity Date on or following the date a written request is approved by ANLIC. The Specified Amount of a Policy may be changed only once per year and ANLIC may limit the size of a change in a Policy Year. The Specified Amount remaining in force after any requested decrease may not be less than $100,000 ($50,000 if the Term Coverage Rider is attached to the Policy). After the Insured reaches Attained Age 100, the Policy Owner may decrease the Specified Amount to no less than $1000. If a decrease in the Specified Amount makes the Policy not comply with the maximum premium limits required by federal tax law, the decrease may be limited or the Accumulation Value may be returned to you, at your election, to the extent necessary to meet the requirements. (See the section on Premiums.) The Administrative Expense Charge will include a monthly charge per $1000 of increase in Specified Amount for ten years from the date of the increase.

      Increases in the Specified Amount will be allowed after the first Policy Year. For an increase in the Specified Amount, you must submit a written supplemental application. ANLIC may also require additional evidence of insurability. Although an increase need not necessarily be accompanied by an additional premium, in certain cases an additional premium will be required to put the requested increase in effect. (See the section on Premiums upon Increases in Specified Amount.) The minimum amount of any increase is $25,000. Generally an increase cannot be made if the Insured's Attained Age is over the maximum age for the Insured's risk class. The increase may be subject to guaranteed issue guidelines, if applicable.

      In states which require Cost of Insurance charges to cease at a stated Attained Age, the Specified Amount will decrease to $1000 when that age is reached.

METHODS OF AFFECTING INSURANCE PROTECTION
      You may increase or decrease the pure insurance protection provided by a Policy - the difference between the Death Benefit and the Accumulation Value - in several ways as your insurance needs change. These ways include increasing or decreasing the Specified Amount of insurance, changing the level of premium payments, and making a partial withdrawal of the Policy's Accumulation Value. Certain of these changes may have federal tax consequences. The consequences of each of these methods will depend upon the individual circumstances.

DURATION OF THE POLICY
      The duration of the Policy generally depends upon the Accumulation Value. The Policy will remain in force so long as the Net Cash Surrender Value is sufficient to pay the Monthly Deduction. (See the section on Charges from Accumulation Value.) However, when the Net Cash Surrender Value is insufficient to pay the Monthly Deduction and the Grace Period expires without an adequate payment by the Policy Owner, the Policy will lapse and terminate without value. (See the section on Policy Lapse and Reinstatement.)

ACCUMULATION VALUE
      The Accumulation Value will reflect the investment performance of the chosen Investment Options, the Net Premiums paid, any partial withdrawals, and the charges assessed in connection with the Policy. You may Surrender the Policy at any time and receive the Policy's Net Cash Surrender Value. (See the section on Surrenders.) There is no guaranteed minimum Accumulation Value.

                                EXECUTIVE SELECT

      Accumulation Value is determined on each Valuation Date. On the Issue Date, the Accumulation Value will equal the portion of any Net Premium allocated to the Investment Options, reduced by the portion of the first Monthly Deduction allocated to the Investment Options. (See the section on Allocation of Premiums and Accumulation Value.) Thereafter, on each Valuation Date, the Accumulation Value of the Policy will equal:
(1) The aggregate values belonging to the Policy in each of the Subaccounts on the Valuation Date, determined by multiplying each Subaccount's unit value by the number of Subaccount units you have allocated to the Policy; plus
(2)   The value of allocations to the Fixed Account; plus
(3) Any Accumulation Value impaired by Outstanding Policy Debt held in the General Account; plus
(4)   Any Net Premiums received on that Valuation Date; minus
(5)   Any partial withdrawal, and its charge, made on that Valuation Date; minus
(6)   Any Monthly Deduction to be made on that Valuation Date.

      In computing the Policy's Accumulation Value on the Valuation Date, the number of Subaccount units allocated to the Policy is determined after any transfers among Investment Options (and deduction of transfer charges), but before any other Policy transactions, such as receipt of Net Premiums and partial withdrawals. Because the Accumulation Value depends on a number of variables, a Policy's Accumulation Value cannot be predetermined.

      THE UNIT VALUE. The unit value of each Subaccount reflects the investment performance of that Subaccount. The unit value of each Subaccount is calculated by:
(1) Multiplying the net asset value per share of each Fund portfolio on the Valuation Date times the number of shares held by that Subaccount, before the purchase or redemption of any shares on that Valuation Date; minus
(2) A charge not exceeding an annual rate of 0.95% (years 1-15) or 0.50% (years 16+) for mortality and expense risk; minus
(3) A charge not exceeding an annual rate of 0.15% for administrative service expenses; minus
(4)   Any taxes payable by the Separate Account; and
(5) Dividing the result by the total number of units held in the Subaccount on the Valuation Date, before the purchase or redemption of any units on that Valuation Date.

 (See the section on Daily Charges Against Separate Account.)

      VALUATION DATE AND VALUATION PERIOD. A Valuation Date is each day on which the New York Stock Exchange ("NYSE") is open for trading. The net asset value for each Fund portfolio is determined as of the close of regular trading on the NYSE. The net investment return for each Subaccount and all transactions and calculations with respect to the Policies as of any Valuation Date are determined as of that time. A Valuation Period is the period between two successive Valuation Dates, commencing at the close of the NYSE on each Valuation Date and ending at the close of the NYSE on the next succeeding Valuation Date.

PAYMENT OF POLICY BENEFITS
      Death Benefit Proceeds under the Policy will usually be paid within seven days after ANLIC receives Satisfactory Proof of Death. Payments may be postponed in certain circumstances. (See the section on Postponement of Payments.) The Policy Owner may decide the form in which Death Benefit Proceeds will be paid. During the Insured's lifetime, the Policy Owner may arrange for the Death Benefit Proceeds to be paid in a lump sum or under one or more of the optional methods of payment described below. Changes must be in writing and will revoke all prior elections. If no election is made, ANLIC will pay Death Benefit Proceeds or the Accumulation Value Benefit in a lump sum. When Death Benefit Proceeds are payable in a lump sum and no election for an optional method of payment is in force at the death of the Insured, the Beneficiary may select one or more of the optional methods of payment. Further, if the Policy is assigned, any amounts due to the assignee will first be paid in one sum. The balance, if any, may be applied under any payment option. Once payments have begun, the payment option may not be changed. (Also see the section on Surrenders.)

      PAYMENT OPTIONS FOR DEATH BENEFIT PROCEEDS. The minimum amount of each payment is $100. If a payment would be less than $100, ANLIC has the right to make payments less often so that the amount of each payment is at least $100. Once a payment option is in effect, Death Benefit Proceeds will be transferred to ANLIC's General Account. ANLIC may make other payment options available in the future. For additional information concerning these options, see the Policy itself. The following payment options are currently available:

                                EXECUTIVE SELECT

      INTEREST PAYMENT OPTION. ANLIC will hold any amount applied under this option. Interest on the unpaid balance will be paid or credited each month at a rate determined by ANLIC.

      FIXED AMOUNT PAYABLE OPTION. Each payment will be for an agreed fixed amount. Payments continue until the amount ANLIC holds runs out.

      FIXED PERIOD PAYMENT OPTION. Equal payments will be made for any period selected up to 20 years. If the beneficiary is a natural person, the following payment options are also currently available:

      LIFETIME PAYMENT OPTION. Equal monthly payments are based on the life of a named person. Payments will continue for the lifetime of that person. Variations provide for guaranteed payments for a period of time.

      JOINT LIFETIME PAYMENT OPTION. Equal monthly payments are based on the lives of two named persons. While both are living, one payment will be made each month. When one dies, the same payment will continue for the lifetime of the other.

      As an alternative to the above payment options, Death Benefits Proceeds may be paid in any other manner approved by ANLIC. Further, one of ANLIC's affiliates may make payments under the above payment options. If an affiliate makes the payment, it will do so according to the request of the Policy Owner, using the rules set out above.

POLICY RIGHTS

LOAN BENEFITS
      LOAN PRIVILEGES. After the first Policy Year, the Policy Owner may borrow an amount up to the current Net Cash Surrender Value less twelve times the most recent Monthly Deduction, at regular or reduced loan rates (described below). Loans usually are funded within seven days after receipt of a written request. The loan may be repaid at any time while the Insured is living. Policy Owners in certain states may borrow 100% of the Net Cash Surrender Value after deducting Monthly Deductions and any interest on Policy loans that will be due for the remainder of the Policy Year. Loans may have tax consequences. (See the section on Federal Tax Matters).

      LOAN INTEREST. ANLIC charges interest to Policy Owners at regular and reduced rates. Regular loans will accrue interest on a daily basis at a rate of up to 6% per year; currently the interest rate on regular Policy loans is 5.5%. Each year after the tenth Policy Anniversary Date, the Policy Owner may borrow a limited amount of the Net Cash Surrender Value at a reduced interest rate. For those loans, interest will accrue on a daily basis at a rate of up to 4% per year; the current reduced loan rate is 3.5%. The amount available at the reduced loan rate is:
      (1)  The Accumulation Value, minus
      (2) Total premiums paid minus any partial withdrawals previously taken, minus
      (3)   Any Outstanding Policy Debt held at a reduced loan rate.
However, this amount may not exceed the maximum loan amount described above. (See the section on Loan Privileges.) If unpaid when due, interest will be added to the amount of the loan and bear interest at the same rate. The Policy Owner earns 3.5% interest on the Accumulation Values held in the General Account securing the loans.

      EFFECT OF POLICY LOANS. When a loan is made, Accumulation Value equal to the amount of the loan will be transferred from the Investment Options to the General Account as security for the loan. The Accumulation Value transferred will be allocated from the Investment Options according to the instructions you give when you request the loan. The minimum amount which can remain in a Subaccount or the Fixed Account as a result of a loan is $100. If no instructions are given, the amounts will be withdrawn in proportion to the various Accumulation Values in the Investment Options. In any Policy Year that loan interest is not paid when due, ANLIC will add the interest due to the principal amount of the Policy loan on the next Policy Anniversary. This loan interest due will be transferred from the Investment Options as set out above. No charge will be made for these transfers. A Policy loan will permanently affect the Accumulation Value and may permanently affect the amount of the Death Benefits, even if the loan is repaid.

      Interest earned on amounts held in the General Account will be allocated to the Investment Options on each Policy Anniversary in the same proportion that Net Premiums are being allocated to those Investment Options at the

                                EXECUTIVE SELECT
time. Upon repayment of loan amounts, the portion of the repayment allocated in accordance with the repayment of loan provision (see below) will be transferred to increase the Accumulation Value in that Investment Option.

      OUTSTANDING POLICY DEBT. The Outstanding Policy Debt equals the total of all Policy loans and accrued interest on Policy loans. If the Outstanding Policy Debt exceeds the Accumulation Value less any Accrued Expense Charges, the Policy Owner must pay the excess. ANLIC will send a notice of the amount which must be paid. If you do not make the required payment within the 61 days after ANLIC sends the notice, the Policy will terminate without value ("lapse".) Should the Policy lapse while Policy loans are outstanding, the portion of the loans attributable to earnings will become taxable. You may lower the risk of a Policy lapsing while loans are outstanding as a result of a reduction in the market value of investments in the Subaccounts by investing in a diversified group of lower risk investment portfolios and/or transferring the funds to the Fixed Account and receiving a guaranteed rate of return. Should you experience a substantial reduction, you may need to lower anticipated withdrawals and loans, repay loans, make additional premium payments, or take other action to avoid Policy lapse. A lapsed Policy may later be reinstated. (See the section on Policy Lapse and Reinstatement.)

      REPAYMENT OF LOAN. Unscheduled premiums paid while a Policy loan is outstanding are treated as repayment of the debt only if the Policy Owner so requests. As a loan is repaid, the Accumulation Value in the General Account securing the repaid loan will be allocated among the Subaccounts and the Fixed Account in the same proportion that Net Premiums are being allocated at the time of repayment.

SURRENDERS
      At any time during the lifetime of the Insured, the Policy Owner may withdraw a portion of the Accumulation Value or Surrender the Policy by sending a written request to ANLIC. The amount available for Surrender is the Net Cash Surrender Value at the end of the Valuation Period when the Surrender request is received at ANLIC's Administrative Office. Surrenders will generally be paid within seven days of receipt of the written request. (See the section on Postponement of Payments.) SURRENDERS MAY HAVE TAX CONSEQUENCES. Once a Policy is Surrendered, it may not be reinstated. (See the section on Tax Treatment of Policy Proceeds.)

      If the Policy is being Surrendered in its entirety, the Policy itself must be returned to ANLIC along with the request. ANLIC will pay the Net Cash Surrender Value. Coverage under the Policy will terminate as of the date of a total Surrender. A Policy Owner may elect to have the amount paid in a lump sum or under a payment option. (See the section on Payment Options.)

      If you surrender the Policy in the first two Policy Years, we will refund a portion of the Percent of Premium Charge deducted in the first Policy Year. The applicable portion is 100% in the first Policy Year and 50% in the second Policy Year.

PARTIAL WITHDRAWALS
      Partial withdrawals are irrevocable. The amount of a partial withdrawal may not be less than $500. After a partial withdrawal, the Net Cash Surrender Value, not including any percent of premium refund, must be at least $1,000 or an amount sufficient to maintain the Policy in force for the remainder of the Policy Year.

      The amount paid will be deducted from the Investment Options according to your instructions when you request the withdrawal. However, the minimum amount remaining in a Subaccount as a result of the allocation is $100. If no instructions are given, the amounts will be withdrawn in proportion to the various Accumulation Values in the Investment Options.

      The Death Benefit will be reduced by the amount of any partial withdrawal and may affect the way the Cost of Insurance is calculated and the amount of pure insurance protection under the Policy. (See the sections on Monthly Deduction - Cost of Insurance and Death Benefit Options - Methods of Affecting Insurance Protection.) If Death Benefit option B is in effect, the Specified Amount will not change, but the Accumulation Value will be reduced.

      A fee which does not exceed the lesser of $50 or 2% of the amount withdrawn is deducted from the Accumulation Value. Currently, the charge is the lesser of $25 or 2% of the amount withdrawn. (See the section on Partial Withdrawal Charge.)

                                EXECUTIVE SELECT

TRANSFERS
      Accumulation Value may be transferred among the Subaccounts of the Separate Account and to the Fixed Account as often as desired. However, you may make only one transfer out of the Fixed Account per Policy Year. We may limit the transfer period to the 30 day period following the Policy Anniversary Date. The transfers may be ordered in person, by mail, by telephone or through our website. The total amount transferred each time must be at least $250, or the balance of the Subaccount, if less. The minimum amount that may remain in a Subaccount or the Fixed Account after a transfer is $100. The first 15 transfers per Policy Year will be permitted free of charge. After that, a transfer charge of $10 may be imposed each additional time amounts are transferred. Currently, no charge is imposed for additional transfers. This charge will be deducted pro rata from each Subaccount (and, if applicable, the Fixed Account) in which the Policy Owner is invested. (See the section on Transfer Charge.)

      Additional restrictions on transfers may be imposed at the Fund level. Specifically, Fund managers may have the right to refuse sales, or suspend or terminate the offering of portfolio shares, if they determine that such action is necessary in the best interests of the portfolio's shareholders. If a Fund manager refuses a transfer for any reason, the transfer will not be allowed. ANLIC will not be able to process the transfer if the Fund manager refuses.

      Transfers resulting from Policy loans will not be subject to a transfer charge and will not be counted towards the guaranteed 15 free transfers per Policy Year. ANLIC may at any time revoke or modify the transfer privilege, including the minimum amount transferable.

      Transfers out of the Fixed Account, unless part of the dollar cost averaging systematic program described below, are limited to one per Policy Year. Transfers out of the Fixed Account are limited to the greater of (1) 25% of the Fixed Account attributable to the Policy; (2) the largest transfer made by the Policy Owner out of the Fixed Account during the last 13 months; or (3) $1,000. This provision is not available while dollar cost averaging from the Fixed Account.

      The privilege to initiate transactions by telephone or through our website will be made available to Policy Owners automatically. The registered representative designated on the application will have the authority to initiate telephone transfers. ANLIC will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, and if it does not, ANLIC may be liable for any losses due to unauthorized or fraudulent instructions. The procedures ANLIC follows for transactions initiated by telephone include, but are not limited to, requiring the Policy Owner to provide the Policy number at the time of giving transfer instructions; ANLIC's tape recording of all telephone transfer instructions; and ANLIC providing written confirmation of telephone transactions.

     Procedures for making transfers through our website can be accessed at the Internet address stated in the Acacia National Life Insurance Company section of this prospectus.

SYSTEMATIC PROGRAMS
     ANLIC may offer systematic programs as discussed below. These programs will be subject to administrative guidelines ANLIC may establish from time to time. We will count your transfers in these programs when determining whether any transfer fee applies. Lower minimum amounts may be allowed to transfer as part of a systematic program. No other separate fee is assessed when one of these options is chosen. All other normal transfer restrictions, as described above, also apply.

      You can request participation in the available programs when purchasing the Policy or at a later date. You can change the allocation percentage or discontinue any program by sending written notice or calling the Administrative Office. Other scheduled programs may be made available. ANLIC reserves the right to modify, suspend or terminate such programs at any time. Participation in any systematic program will automatically terminate upon death of the Insured. Use of systematic programs may not be advantageous, and does not guarantee success.

      PORTFOLIO REBALANCING. Under the Portfolio Rebalancing program, you can instruct ANLIC to reallocate the Accumulation Value among the Subaccounts (but not the Fixed Account) on a systematic basis according to your specified allocation instructions.

      DOLLAR COST AVERAGING. Under the Dollar Cost Averaging program, you can instruct ANLIC to automatically transfer, on a systematic basis, a predetermined amount or specified percentage from the Fixed Account or the Money Market Subaccount to any other Subaccount(s). Dollar cost averaging is permitted

                                EXECUTIVE SELECT
from the Fixed Account if each monthly transfer is no more than 1/36th of the value of the Fixed Account at the time dollar cost averaging is established.

      EARNINGS SWEEP. This program permits systematic redistribution of earnings among Investment Options.

FREE-LOOK PRIVILEGE
      You may cancel the Policy within 10 days after you receive it, within 10 days after ANLIC delivers a notice of your right of cancellation, or within 45 days of completing Part I of the application, whichever is later. When allowed by state law, the amount of the refund is the Net Premiums allocated to the Investment Options, adjusted by investment gains and losses, plus the sum of all charges deducted from premiums paid. Otherwise, the amount of the refund will equal the gross premiums paid. To cancel the Policy, you should mail or deliver it to the selling agent, or to ANLIC at its Administrative Office. A refund of premiums paid by check may be delayed until the check has cleared your bank. (See the section on Postponement of Payments.)

PAYMENT AND ALLOCATION OF PREMIUMS

ISSUANCE OF A POLICY
      Individuals wishing to purchase a Policy must complete an application and submit it to ANLIC's Administrative Office (5900 "O" Street, P.O. Box 82550, Lincoln, Nebraska 68501). With guaranteed or simplified underwriting, a Policy will be issued to individuals ages 18 to 65 on their nearest birthday. With regular underwriting, a Policy will generally be issued only to individuals age 18 to 85 on their nearest birthday who supply satisfactory evidence of insurability to ANLIC. Preferred class regular issue Policies are available only for ages 18 to 75. Acceptance of a regular underwriting application is subject to ANLIC's underwriting rules, and ANLIC reserves the right to reject an application for any reason.

      The Policy Date is the effective date for all coverage in the original application. The Policy Date is used to determine Policy Anniversary Dates, Policy Years and Policy Months. The Issue Date is the date that all financial, contractual and administrative requirements have been met and processed for the Policy. The Policy Date and the Issue Date will be the same unless: (1) an earlier Policy Date is specifically requested, or (2) additional premiums or application amendments are needed. When there are additional requirements before issue (see below) the Policy Date will be the date the Policy is sent for delivery and the Issue Date will be the date the requirements are met.

      When all required premiums and application amendments have been received by ANLIC in its Administrative Office, the Issue Date will be the date the Policy is mailed to you or sent to the agent for delivery to you. When application amendments or additional premiums need to be obtained upon delivery of the Policy, the Issue Date will be when the Policy receipt and federal funds (monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve Bank) are received and available to ANLIC, and the application amendments are received and reviewed in ANLIC's Administrative Office. The initial Net Premium will be allocated on the Issue Date to the Subaccounts and/or the Fixed Account according to the selections made in the application. When state or other applicable law or regulation requires return of at least the premium payments if you return the Policy under the free-look privilege, the initial Net Premium will be allocated to the Money Market Subaccount. Then, thirteen days after the Issue Date, the Accumulation Value of the Policy will be allocated among the Subaccounts and/or Fixed Account according to the instructions in the application.

      Subject to approval, a Policy may be backdated, but the Policy Date may not be more than six months prior to the date of the application. Backdating can be advantageous if the Insured's lower Issue Age results in lower Cost of Insurance Rates. If a Policy is backdated, the minimum initial premium required will include sufficient premium to cover the backdating period. Monthly deductions will be made for the period the Policy Date is backdated.

      Conditional receipt coverage may be available prior to the Policy Date, provided that certain conditions are met, upon the completion of an application and the payment of the required premium at the time of the application. The maximum total amount of insurance which will be payable pursuant to all conditional receipts received by the applicant as a result of pending applications with ANLIC and its affiliates is limited to the smaller of:
      (1) The total amount of insurance applied for with ANLIC and its affiliates; or
      (2) $250,000 minus the total amount of insurance in force with ANLIC and its affiliates, but not less than zero.
As used above, total amount of insurance includes any amounts payable under any Accidental Death Benefit provision.

                                EXECUTIVE SELECT

PREMIUMS
      No insurance will take effect before the minimum initial premium payment is received by ANLIC in federal funds. Subsequent premiums are payable at ANLIC's Administrative Office. A Policy Owner has flexibility in determining the frequency and amount of premiums. However, unless you have paid sufficient premiums to pay the Monthly Deduction and Percent of Premium Charge, the Policy may have a zero Net Cash Surrender Value and lapse. (See the section on Policy Benefits, Purposes of the Policy.)

      PLANNED PERIODIC PREMIUMS. At the time the Policy is issued you may determine a Planned Periodic Premium schedule that provides for the payment of level premiums at selected intervals. You are not required to pay premiums according to this schedule. You have considerable flexibility to alter the amount and frequency of premiums paid. ANLIC reserves the right to limit the number and amount of additional or unscheduled premium payments.

      You may also change the frequency and amount of Planned Periodic Premiums by sending a written request to the Administrative Office, although ANLIC reserves the right to limit any increase. Premium payment notices will be sent annually, semi-annually or quarterly, depending upon the frequency of the Planned Periodic Premiums. Payment of the Planned Periodic Premiums does not guarantee that the Policy remains in force. Instead, the duration of the Policy depends upon the Policy's Net Cash Surrender Value. (See the section on Duration of the Policy.) Even if Planned Periodic Premiums are paid, the Policy will lapse any time the Net Cash Surrender Value is insufficient to pay the Monthly Deduction, and the Grace Period expires without a sufficient payment. (See the section on Policy Lapse and Reinstatement.)

      PREMIUM LIMITS. ANLIC's current minimum premium limit is $45, $15 if paid by automatic bank draft. ANLIC currently has no maximum premium limit, other than the current maximum premium limits established by federal tax laws. ANLIC reserves the right to change any premium limit. In no event may the total of all premiums paid, both planned and unscheduled, exceed the current maximum premium limits established by federal tax laws.
(See the section on Tax Status of the Policy.)

      If at any time a premium is paid which would result in total premiums exceeding the current maximum premium limits, ANLIC will accept only that portion of the premium which will make total premiums equal the maximum. Any part of the premium in excess of that amount will be returned or applied as otherwise agreed and no further premiums will be accepted until allowed by the current maximum premium limits allowed by law. ANLIC may require additional evidence of insurability if any premium payment would result in an increase in the Policy's net amount at risk on the date the premium is received.

      PREMIUMS UPON INCREASES IN SPECIFIED AMOUNT. Depending upon the Accumulation Value of the Policy at the time of an increase in the Specified Amount of the Policy and the amount of the increase requested by the Policy Owner, an additional premium payment may be required. ANLIC will notify you of any premium required to fund the increase, which premium must be made in a single payment. The Accumulation Value of the Policy will be immediately increased by the amount of the payment, less the applicable Percent of Premium Charge.

ALLOCATION OF PREMIUMS AND ACCUMULATION VALUE
      ALLOCATION OF NET PREMIUMS. In the application for a Policy, the Policy Owner allocates Net Premiums to one or more Subaccounts and/or to the Fixed Account. Allocations must be whole number percentages and must total 100%. The allocation of future Net Premiums may be changed without charge by providing proper notification to the Administrative Office. If there is any Outstanding Policy Debt at the time of a payment, ANLIC will treat the payment as a premium payment unless you instruct otherwise by proper written notice.

      The initial Net Premium will be allocated on the Issue Date to the Subaccounts and/or the Fixed Account according to the selections made in the application. When state or other applicable law or regulation requires return of at least the premium payments if you return the Policy under the free-look privilege, the initial Net Premium will be allocated to the Money Market Subaccount. Then, thirteen days after the Issue Date, the Accumulation Value of the Policy will be allocated among the Subaccounts and/or Fixed Account according to the instructions in the application. Premium payments received by ANLIC prior to the Issue Date are held in the General Account until the Issue Date and are credited with interest at a rate determined by ANLIC for the period from the date the payment has been converted into federal funds and is available to ANLIC. In no event will interest be credited prior to the Policy Date.

                                EXECUTIVE SELECT

      The Accumulation Value of the Subaccounts will vary with the investment performance of these Subaccounts and you, as the Policy Owner, will bear the entire investment risk. This will affect the Policy's Accumulation Value, and may affect the Death Benefit as well. You should periodically review your allocations of premiums and values in light of market conditions and overall financial planning requirements.

POLICY LAPSE AND REINSTATEMENT
      LAPSE. Unlike conventional life insurance policies, the failure to make a Planned Periodic Premium payment will not itself cause the Policy to lapse. Lapse will occur when the Net Cash Surrender Value is insufficient to cover the Monthly Deduction and a Grace Period expires without a sufficient payment. The Grace Period is 61 days from the date ANLIC mails a notice that the Grace Period has begun. ANLIC will notify you at the beginning of the Grace Period by mail addressed to your last known address on file with ANLIC.

      The notice will specify the premium required to keep the Policy in force. The required premium will equal the amount necessary to cover the Monthly Deductions and Percent of Premium Charges for the three Policy Months after commencement of the Grace Period. Failure to pay the required premium within the Grace Period will result in lapse of the Policy. If the Insured dies during the Grace Period, any overdue Monthly Deductions and Outstanding Policy Debt will be deducted from the Death Benefit Proceeds. (See the section on Charges and Deductions.)

      REINSTATEMENT. A lapsed Policy may be reinstated any time within three years (five years in Missouri) after the beginning of the Grace Period. We will reinstate the Policy based on the Insured's risk class at the time of the reinstatement.

      Reinstatement is subject to the following:
      (1) Evidence of insurability of the Insured satisfactory to ANLIC (including evidence of insurability of any person covered by a rider to reinstate the rider);
      (2) Any Outstanding Policy Debt on the date of lapse will be reinstated with interest due and accrued;
      (3) The Policy cannot be reinstated if it has been Surrendered for its full Net Cash Surrender Value;
      (4)   The minimum premium required at reinstatement is the greater of:
            (a) the amount necessary to raise the Net Cash Surrender Value as of the date of reinstatement to equal to or greater than zero; or
            (b)   three times the current Monthly Deduction.

      The amount of Accumulation  Value on the date of reinstatement will equal:
      (1) The amount of the Net Cash Surrender Value on the date of lapse, increased by
      (2)   The premium paid at reinstatement, less
      (3)   The Percent of Premium Charge.

      If any Outstanding Policy Debt is reinstated, that debt will be held in ANLIC's General Account. Accumulation Value calculations will then proceed as described under the section on Accumulation Value.

      The effective date of reinstatement will be the first Monthly Activity Date on or next following the date of approval by ANLIC of the application for reinstatement.

CHARGES AND DEDUCTIONS

      Charges will be deducted in connection with the Policy to compensate ANLIC for: (1) providing the insurance benefits set forth in the Policy and any optional insurance benefits added by rider; (2) administering the Policy and payment of applicable taxes; (3) assuming certain risks in connection with the Policy; and (4) incurring expenses in distributing the Policy. The nature and amount of these charges are described more fully below. The charges are determined by us according to our expectations of future experience for mortality, lapse, interest and expenses. If our expectations of future experience for mortality, lapse, interest and expenses change, we may increase or decrease charges where permitted by the Policy, but we will never charge more than the maximum amount specified in the Policy. Any change in the charges will apply to all Insureds of the same age, gender, and risk class and whose Policies have been in effect for the same length of time.

DEDUCTIONS FROM PREMIUM PAYMENTS
      PERCENT OF PREMIUM CHARGE. A deduction of up to 5.0% of the premium is made from each premium payment; currently the charge is 3.0%. The deduction is intended to partially offset the premium taxes imposed by the states and their subdivisions, and to help defray the tax cost due to capitalizing certain Policy acquisition

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expenses as required under applicable federal tax laws. (See the section on Federal Tax Matters.) ANLIC does not expect to derive a profit from the Percent of Premium Charge. If you Surrender the Policy in the first two Policy Years, we will refund a portion of the Percent of Premium Charge deducted in the first Policy Year. The applicable portion is 100% in the first Policy Year and 50% in the second Policy Year.

CHARGES FROM ACCUMULATION VALUE
      MONTHLY DEDUCTION. Charges will be deducted as of the Policy Date and on each Monthly Activity Date thereafter from the Accumulation Value of the Policy to compensate ANLIC for administrative expenses and insurance provided. These charges will be allocated from the Investment Options in accordance with your instructions. If no instructions are given the charges will be allocated pro-rata among the Investment Options. Each of these charges is described in more detail below.

      ADMINISTRATIVE EXPENSE CHARGE. To compensate ANLIC for the ordinary administrative expenses expected to be incurred in connection with a Policy, we deduct an Administrative Expense Charge based on the Specified Amount and the Policy duration. Currently, the per Policy charge is $15 per month in the first Policy Year and $7 per month thereafter. The per Policy portion of the Administrative Expense Charge is levied throughout the life of the Policy and is guaranteed not to increase above $15 per month in the first Policy Year and $12 per month thereafter. During the first ten Policy Years, there is a monthly charge per $1000 of initial Specified Amount. In addition, there is a monthly charge per $1000 of each increase in Specified Amount for ten years from the date of increase. The per $1000 rates for both the initial Specified Amount and each increase vary by Issue Age, gender, and risk class. The current charge per $1000 is the same as the maximum charge. (See the Policy Schedule for rates.)

      COST OF INSURANCE. Because the Cost of Insurance depends upon several variables, the cost for each Policy Month can vary from month to month. ANLIC will determine the monthly Cost of Insurance by multiplying the applicable Cost of Insurance Rate by the Net Amount at Risk for each Policy Month. The net amount at risk on any Monthly Activity Date is based on the amount by which the Death Benefit which would have been payable on that Monthly Activity Date exceeds the Accumulation Value on that date.

      COST OF INSURANCE RATE. The Annual Cost of Insurance Rates are based on the Insured's gender, Issue Age, Policy duration and risk class. The rates will vary depending upon tobacco use and other risk factors. For the initial Specified Amount, the Cost of Insurance Rates will not exceed those shown in the Schedule of Guaranteed Annual Cost of Insurance Rates shown in the schedule pages of the Policy. These guaranteed rates are based on the Insured's Attained Age and are equal to the 1980 Insurance Commissioners Standard Ordinary Male and Female Mortality Tables without smoker distinction. The maximum rates for the table-rated substandard Insureds are based on a multiple (shown in the schedule pages of the Policy) of the above rates. We may add flat extra ratings to an Insured to reflect higher mortality risk. Any change in the Cost of Insurance Rates will apply to all Insureds of the same age, gender, risk class and whose Policies have been in effect for the same length of time.

      The Cost of Insurance Rates, Policy charges, and payment options for Policies issued in Montana, and perhaps other states or in connection with certain employee benefit arrangements, are issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males.

      If the rating class for any increase in the Specified Amount is not the same as the rating class at issue, the Cost of Insurance Rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. Decreases may be reflected in the Cost of Insurance Rate, as discussed earlier.

      The actual charges made during the Policy year will be shown in the annual report delivered to Policy Owners.

      RATING CLASS. The rating class of the Insured will affect the Cost of Insurance Rate. ANLIC currently places Insureds into both standard rating classes and substandard rating classes that involve a higher mortality risk. In an otherwise identical Policy, Insureds in the standard rating class will have a lower Cost of Insurance Rate than Insureds in a rating class with higher mortality risks.

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DAILY CHARGES AGAINST THE SEPARATE ACCOUNT
      A daily Mortality and Expense Risk Charge will be deducted from the value of the net assets of the Separate Account to compensate ANLIC for mortality and expense risks assumed in connection with the Policy. This daily charge from the Separate Account is currently at the rate of 0.002050% (equivalent to an annual rate of 0.75%) for Policy Years 1-15 and will not exceed 0.95% annually. After the fifteenth Policy Year the daily charge will be applied at the rate of 0.000820% (equivalent to an annual rate of 0.30%) and will not exceed 0.50% annually. The daily charge will be deducted from the net asset value of the Separate Account, and therefore the Subaccounts, on each Valuation Date. Where the previous day or days was not a Valuation Date, the deduction on the Valuation Date will be the applicable daily rate multiplied by the number of days since the last Valuation Date. No Mortality and Expense Risk Charges will be deducted from the amounts in the Fixed Account.

      ANLIC believes that this level of charge is within the range of industry practice for comparable flexible premium variable universal life policies. The mortality risk assumed by ANLIC is that Insureds may live for a shorter time than calculated, and that the aggregate amount of Death Benefits paid will be greater than initially estimated. The expense risk assumed is that expenses incurred in issuing and administering the Policies will exceed the administrative charges provided in the Policies.

      An Asset-Based Administrative Expense Charge will also be deducted from the value of the net assets of the Separate Account on a daily basis. This charge is applied at a rate of 0.000409% (equivalent to 0.15% annually). The rate of this charge will never exceed 0.15% annually. No Asset-Based Administrative Expense Charge will be deducted from the amounts in the Fixed Account.

      Policy Owners who choose to allocate Net Premiums to one or more of the Subaccounts will also bear a pro rata share of the management fees and expenses paid by each of the investment portfolios in which the various SubaccountS invest. No such management fees are assessed against Net Premiums allocated to the Fixed Account. (See the Summary section for the Fund Expense Summary.)

      Expense reimbursement agreements are expected to continue in future years but may be terminated at any time. As long as the expense limitations continue for a portfolio, if a reimbursement occurs, it has the effect of lowering the portfolio's expense ratio and increasing its total return.

      ANLIC may receive administrative fees from the investment advisers of certain Funds. ANLIC currently does not assess a separate charge against the Separate Account or the Fixed Account for any federal, state or local income taxes. ANLIC may, however, make such a charge in the future if income or gains within the Separate Account will incur any federal, or any significant state or local income tax liability, or if the federal, state or local tax treatment of ANLIC changes.

 PARTIAL WITHDRAWAL CHARGE
      A charge will be imposed for each partial withdrawal. This charge will compensate ANLIC for the administrative costs of processing the requested payment and in making necessary calculations for any reductions in Specified Amount which may be required because of the partial withdrawal. This charge is currently the lesser of $25 or 2% of the amount withdrawn (guaranteed not to be greater than the lesser of $50 or 2% of the amount withdrawn). A partial withdrawal charge is not assessed when a Policy is Surrendered.

TRANSFER CHARGE
      Currently there is no charge for transfers among the Investment Options in excess of 15 per Policy Year. A charge of $10 (guaranteed not to increase) for each transfer in excess of 15 may be imposed to compensate ANLIC for the costs of processing the transfer. Since the charge reimburses ANLIC only for the cost of processing the transfer, ANLIC does not expect to make any profit from the transfer charge. This charge will be deducted pro rata from each Subaccount (and, if applicable, the Fixed Account) in which the Policy Owner is invested. The transfer charge will not be imposed on transfers that occur as a result of Policy loans or the exercise of exchange rights.

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GENERAL PROVISIONS

      THE CONTRACT. The Policy, the application, any supplemental applications, and any riders, amendments or endorsements make up the entire contract. Only the President, Vice President, Secretary or Assistant Secretary can modify the Policy. Any changes must be made in writing, and approved by ANLIC. No agent has the authority to alter or modify any of the terms, conditions or agreements of the Policy or to waive any of its provisions. The rights and benefits under the Policy are summarized in this prospectus; however prospectus disclosure regarding the Policy is qualified in its entirety by the Policy itself, a copy of which is available upon request from ANLIC.

      CONTROL OF POLICY. The Policy Owner is as shown in the application or subsequent written endorsement. Subject to the rights of any irrevocable Beneficiary and any assignee of record, all rights, options, and privileges belong to the Policy Owner. If the Policy Owner is a natural person, upon the death of the Policy Owner, all rights, options, and privileges pass to any successor-owner or owners, if living; otherwise to the estate of the last Policy Owner to die.

      BENEFICIARY. Policy Owners may name both primary and contingent Beneficiaries in the application. Payments will be shared equally among Beneficiaries of the same class unless otherwise stated. If a Beneficiary dies before the Insured, payments will be made to any surviving Beneficiaries of the same class; otherwise to any Beneficiaries of the next class; otherwise to the Policy Owner; otherwise to the estate of the Policy Owner, if a natural person.

      CHANGE OF BENEFICIARY. The Policy Owner may change the Beneficiary by written request at any time during the Insured's lifetime unless otherwise provided in the previous designation of Beneficiary. The change will take effect as of the date the change is recorded at the Administrative Office. ANLIC will not be liable for any payment made or action taken before the change is recorded.

      CHANGE OF POLICY OWNER OR ASSIGNMENT. In order to change the Policy Owner of the Policy or assign Policy rights, an assignment of the Policy must be made in writing and filed with ANLIC at its Administrative Office. Any such assignment is subject to Outstanding Policy Debt. The change will take effect as of the date the change is recorded at the Administrative Office, and ANLIC will not be liable for any payment made or action taken before the change is recorded. Payment of Death Benefit Proceeds is subject to the rights of any assignee of record. A collateral assignment is not a change of ownership.

      PAYMENT OF PROCEEDS. The Death Benefit Proceeds are subject first to any debt to ANLIC and then to the interest of any assignee of record. The balance of any Death Benefit Proceeds shall be paid in one sum to the designated Beneficiary unless an Optional Method of Payment is selected. If no Beneficiary survives the Insured, the Death Benefit Proceeds shall be paid in one sum to the Policy Owner. If the Policy Owner is a natural person and is no longer living, the Death Benefit Proceeds shall be paid to any successor-owner, if living; otherwise to the Policy Owner's estate. Any proceeds payable upon Surrender shall be paid in one sum unless an Optional Method of Payment is elected.

      INCONTESTABILITY. ANLIC cannot contest the Policy or reinstated Policy during the Insured's lifetime after it has been in force for two years from the Policy Date (or reinstatement effective date). After the Policy Date, ANLIC cannot contest an increase in the Specified Amount or addition of a rider during the Insured's lifetime, after such increase or addition has been in force for two years from its effective date. However, this two year provision shall not apply to riders with their own contestability provision.

      MISSTATEMENT OF AGE AND GENDER. If the age or gender of the Insured or any person insured by rider has been misstated, the amount of the Death Benefit and any added riders provided will be those that would be purchased by the most recent deduction for the Cost of Insurance and the cost of any additional riders at the Insured's correct age or gender. The Death Benefit Proceeds will be adjusted correspondingly.

      SUICIDE. The Policy does not cover suicide within two years of the Policy Date unless otherwise provided by a state's Insurance law. If the Insured, while sane or insane, commits suicide within two years after the Policy Date, ANLIC will pay only the premiums received less any partial withdrawals, the cost for riders and any outstanding Policy debt. If the Insured, while sane or insane, commits suicide within two years after the effective date of any

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increase in the Specified Amount, ANLIC's liability with respect to such increase will only be its total Cost of Insurance applicable to the increase. The laws of Missouri provide that death by suicide at any time is covered by the Policy, and further that suicide by an insane person may be considered an accidental death.

      POSTPONEMENT OF PAYMENTS. Payment of any amount upon Surrender, partial withdrawal, Policy loans, benefits payable at death, and transfers may be postponed whenever: (1) the New York Stock Exchange ("NYSE") is closed other than customary weekend and holiday closings, or trading on the NYSE is restricted as determined by the SEC; (2) the SEC by order permits postponement for the protection of Policy Owners; (3) an emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Separate Account's net assets; or (4) Surrenders, loans or partial withdrawals from the Fixed Account may be deferred for up to 6 months from the date of written request. Payments under the Policy of any amounts derived from premiums paid by check may be delayed until such time as the check has cleared the Policy Owner's bank.

      REPORTS AND RECORDS. ANLIC will maintain all records relating to the Separate Account and will mail to the Policy Owner, at the last known address of record, within 30 days after each Policy Anniversary, an annual report which shows the current Accumulation Value, Net Cash Surrender Value, Death Benefit, premiums paid, Outstanding Policy Debt and other information. Quarterly statements are also mailed detailing Policy activity during the calendar quarter. Instead of receiving an immediate confirmation of transactions made pursuant to some types of periodic payment plan (such as a dollar cost averaging program, or payment made by automatic bank draft or salary reduction arrangement), the Policy Owner may receive confirmation of such transactions in their quarterly statements. The Policy Owner should review the information in these statements carefully. All errors or corrections must be reported to ANLIC immediately to assure proper crediting to the Policy. ANLIC will assume all transactions are accurately reported on quarterly statements unless ANLIC is notified otherwise within 30 days after receipt of the statement. The Policy Owner will also be sent a periodic report for the Funds and a list of the portfolio securities held in each portfolio of the Funds.

      ADDITIONAL INSURANCE BENEFITS (RIDERS.) Subject to certain requirements, one or more of the following additional insurance benefits may be added to a Policy by rider. All riders are not available in all states. The cost, if any, of additional insurance benefits will be deducted as part of the Monthly Deduction. (See the section on Charges From Accumulation Value--Monthly Deduction.)

          TERM COVERAGE RIDER. You may increase the total coverage by adding a term insurance rider, at issue, on the Insured person's life. The death benefit provided by the rider adjusts over time.

         If you purchase this rider, the total specified amount is the total of the specified amount for the base Policy plus the specified amount for this rider. We generally restrict the total specified amount at issue to an amount not more than ten times the base Policy specified amount. For example, if the base Policy specified amount is $100,000, then the maximum total specified amount we allow is $1,000,000.

         The death benefit for the term insurance rider is the difference between the total death benefit and the base Policy death benefit. (See the section on Death Benefit Options.) The total death benefit depends upon which Death Benefit option is in effect. If Option A is in effect, the total death benefit is the greater of (1) the total specified amount, or (2) the Accumulation Value multiplied by the appropriate Death Benefit percentage. If Option B is in effect, the total death benefit is the greater of (1) the total specified amount plus the Accumulation Value, or
      (2) the Accumulation Value multiplied by the appropriate Death Benefit percentage.

         Over time, it is possible that the base Policy Death Benefit could grow and cause a corresponding reduction in the term rider death benefit. If the base Policy Death Benefit becomes equal to the total death benefit, the term rider death benefit drops to zero, but it will never be less than zero. Even if the death benefit for the rider is reduced to zero, the rider remains in effect until you remove it from the Policy. Therefore, if later the base Policy death benefit is reduced below the total death benefit, the rider death benefit reappears to maintain the total death benefit.

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         There is no defined premium for a given amount of term insurance coverage. Instead, we deduct a monthly cost of insurance charge from the Accumulation Value. The cost of insurance for this rider is calculated as the monthly cost of insurance rate for the rider coverage multiplied by the term death benefit in effect that month. The cost of insurance rates will be determined by us from time to time. They will be based on the Insured's gender, Issue Age, Policy duration, and risk class. The monthly maximum cost of insurance rates for this rider will be in the Policy.

         Subject to certain limitations, after the first Policy Year you may decrease the specified amount for this rider. The specified amount remaining in force for this rider after any requested decrease may not be less than $50,000. You may terminate all coverage under this rider at any time after the first Policy Year. You may not increase the specified amount of this rider nor add this rider to your Policy after issue. Coverage under this rider is not convertible.

You may select only one of the following riders:

         WAIVER OF MONTHLY DEDUCTIONS ON DISABILITY RIDER. This rider provides for the waiver of Monthly Deductions for the Policy and all riders while the Insured is disabled.


         TOTAL DISABILITY RIDER. This rider provides for the payment by ANLIC of a disability benefit in the form of premiums while the Insured is disabled. The Policy Owner may choose the benefit amount when the rider is issued. In addition, while the Insured is totally disabled, the Cost of Insurance for the rider will not be deducted from Accumulation Value.


DISTRIBUTION OF THE POLICIES

      The principal underwriter for the Policies is The Advisors Group, Inc. ("TAG"), a second tier wholly owned subsidiary of Acacia Life Insurance Company and an affiliate of ANLIC. TAG is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers ("NASD"). ANLIC pays TAG for acting as the principal underwriter under an Underwriting Agreement.

      TAG offers its clients a wide variety of financial products and services and has the ability to execute stock and bond transactions on a number of national exchanges. TAG also serves as principal underwriter for ANLIC's variable annuities and variable life contracts. It also has executed selling agreements with a variety of mutual funds, issuers of unit investment trusts, and direct participation programs.


      The Policies are sold through Registered Representatives of TAG or other broker-dealers which have entered into selling agreements with ANLIC or TAG. These Registered Representatives are also licensed by state insurance officials to sell ANLIC's variable life policies and variable annuities. Each of the broker-dealers with a selling agreement is registered with the SEC and is a member of the NASD. In 2000, TAG received gross variable universal life compensation of $4,944,156 and retained $7,200 in underwriting fees, and $0 in brokerage commissions on ANLIC's variable universal life policies.


      Under these selling agreements, ANLIC pays commission to the broker-dealers, which in turn pay commissions to the registered representative who sells this Policy. The commission may equal an amount up to 30% of premium in the first Policy Year and up to 12% of premium in renewal years. Broker-dealers may also receive a service fee up to an annualized rate of 0.50% of the Accumulation Value beginning in the sixth Policy Year. Compensation arrangements may vary among broker-dealers. In addition, ANLIC may also pay override payments, expense allowances, bonuses, wholesaler fees, and training allowances. Registered Representatives who meet certain production standards may receive additional compensation.

      ANLIC may reduce or waive the sales charge and/or other charges on any Policy sold to directors, officers or employees of ANLIC or any of its affiliates, employees and registered representatives of any broker dealer that has entered into a sales agreement with ANLIC or TAG and the spouses or children of the above persons. In no event will any such reduction or waiver be permitted where it would be unfairly discriminatory to any person.

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ADMINISTRATION

      ANLIC has contracted with Ameritas Life Insurance Corp. ("Ameritas"), having its principal place of business at 5900 "O" Street, Lincoln, Nebraska 68501 for it to provide ANLIC with certain administrative services for the flexible premium variable life policies. Ameritas is an affiliate of ANLIC and a member of the Ameritas Acacia family of companies. Pursuant to the terms of a Service Agreement, Ameritas will act as record keeping Service Agent for the policies and riders for an initial term of three years and any subsequent renewals thereof. Ameritas under the direction of ANLIC will perform Administrative functions including issuance of policies for reinstatement, term conversion, plan changes and guaranteed insurability options, generation of billing and posting of premium, computation of valuations, calculation of benefits payable, maintenance of administrative controls over all activities, correspondence, and data, and providing management reports to ANLIC.

FEDERAL TAX MATTERS


      The following discussion provides a general description of the federal income tax considerations associated with the Policy and does not purport to be complete or cover all situations. This discussion is not intended as tax advice. No attempt has been made to consider in detail any applicable state or other tax laws except premium taxes (See discussion in the section on Percent of Premium Charge). This discussion is based upon ANLIC's understanding of the relevant laws at the time of filing. You should consult with your counsel or tax advisor for more complete information before a Policy is purchased. ANLIC makes no representation as to the likelihood of the continuation of present federal income tax laws nor of the interpretations by the Internal Revenue Service. Federal tax laws are subject to change and thus tax consequences to the Insured, Policy Owner or Beneficiary may be altered.

(1) TAXATION OF ANLIC. ANLIC is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code of 1986, as amended from time to time (the "Code"). At this time, since the Separate Account is not a separate entity from ANLIC, and its operations form a part of ANLIC, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Net investment income and realized net capital gains on the assets of the Separate Account are reinvested and automatically retained as a part of the reserves of the Policy and are taken into account in determining the Death Benefit and Accumulation Value of the Policy. ANLIC believes that the Separate Account net investment income and realized net capital gains will not be taxable to the extent that such income and gains are retained as reserves under the Policy.


         ANLIC does not currently expect to incur any federal income tax liability attributable to the Separate Account with respect to the sale of the Policies. Accordingly, no charge is being made currently to the Separate Account for federal income taxes. If, however, ANLIC determines that it may incur such taxes attributable to the Separate Account, it may assess a charge for such taxes against the Separate Account.

         ANLIC may also incur state and local taxes (in addition to premium taxes for which a deduction from premiums is currently made). At present, they are not charges against the Separate Account. If there is a material change in state or local tax laws, charges for such taxes attributable to the Separate Account, if any, may be assessed against the Separate Account.

(2) TAX STATUS OF THE POLICY. The Code Section 7702 includes a definition of a life insurance contract for federal tax purposes which places limitations on the amount of premiums that may be paid for the Policy and the relationship  of the  Accumulation  Value  to  the  Death  Benefit.  ANLIC
      believes that the Policy meets the statutory definition of a life insurance contract. If the Death Benefit of a Policy is changed, the applicable defined limits may change. In the case of a decrease in the Death Benefit, a partial withdrawal, a change in Death Benefit option, or any other such change that reduces future benefits under the Policy during the first 15 years after a Policy is issued and that results in a cash distribution to the Policy Owners in order for the Policy to continue complying with the Section 7702 defined limits on premiums and Accumulation Values, such distributions may be taxable in whole or in part as ordinary income to the Policy Owner (to the extent of any gain in the Policy) as prescribed in Section 7702.

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         The Code Section 7702A also defines a "modified endowment contract" for federal tax purposes. If a life insurance policy is classified as a modified endowment contract, distributions from it (including loans) are taxed as ordinary income to the extent of any gain. This Policy will become a "modified endowment contract" if the premiums paid into the Policy fail to meet a 7-pay premium test as outlined in Section 7702A of the Code.


        Certain benefits the Policy Owner may elect under this Policy may be material changes affecting the 7-pay premium test. These include, but are not limited to, changes in Death Benefits and changes in the Specified Amount. Should the Policy become a "modified endowment contract" partial withdrawals, full Surrenders, assignments, pledges, and loans (including loans to pay loan interest) under the Policy will be taxable to the extent of any gain under the Policy. A 10% penalty tax also applies to the taxable portion of any distribution made prior to the taxpayer attaining age 59 1/2. The 10% penalty tax does not apply if the distribution is made because the taxpayer becomes disabled as defined under the Code or if the distribution is paid out in the form of a life annuity on the life of the taxpayer or the joint lives of the taxpayer and Beneficiary. One may avoid a Policy becoming a modified endowment contract by, among other things, not making excessive payments or reducing benefits. Should you deposit excessive premiums during a Policy Year, that portion that is returned by ANLIC within 60 days after the Policy Anniversary Date will reduce the premiums paid to avoid the Policy becoming a modified endowment contract. All modified endowment policies issued by ANLIC to the same Policy Owner in any 12 month period are treated as one modified endowment contract for purposes of determining taxable gain under Section 72(e) of the Internal Revenue Code. Any life insurance policy received in exchange for a modified endowment contract will also be treated as a modified endowment contract. You should contact a competent tax professional before paying additional premiums or making other changes to the Policy to determine whether such payments or changes would cause the Policy to become a modified endowment contract.


         The Code Section 817(h) also authorizes the Secretary of the Treasury (the "Treasury") to set standards by regulation or otherwise for the investments of the Separate Account to be "adequately diversified" in order for the Policy to be treated as a life insurance contract for federal tax purposes. If the Policy is not treated as life insurance because it fails the diversification requirements, the Policy Owner is then subject to federal income tax on gain in the Policy as it is earned. The Separate Account, through the Funds, intends to comply with the diversification requirements prescribed by the Treasury in regulations published in the Federal Register on March 2, 1989, which affect how the Fund's assets may be invested.

         While Calvert, an ANLIC affiliate, is the trust for certain of the portfolios, ANLIC does not have control over any of the Funds or their investments. However, ANLIC believes that the Funds will be operated in compliance with the diversification requirements of the Internal Revenue Code. Thus, ANLIC believes that the Policy will be treated as a life insurance contract for federal tax purposes.

         In connection with the issuance of regulations relating to the diversification requirements, the Treasury announced that such regulations do not provide guidance concerning the extent to which policy owners may direct their investments to particular divisions of a separate account. Regulations in this regard may be issued in the future. It is not clear what these regulations will provide nor whether they will be prospective only. It is possible that when regulations are issued, the Policy may need to be modified to comply with such regulations. For these reasons, ANLIC reserves the right to modify the Policy as necessary to prevent the Policy Owner from being considered the owner of the assets of the Separate Account or otherwise to qualify the Policy for favorable tax treatment.


The following discussion assumes that the Policy qualifies as a life insurance contract for federal tax purposes.


(3) TAX TREATMENT OF POLICY PROCEEDS. ANLIC believes that the Policy will be treated in a manner consistent with a fixed benefit life insurance policy for federal income tax purposes. Thus, ANLIC believes that the Death Benefit will generally be excludable from the gross income of the Beneficiary under Section 101(a)(1) of the Code and the Policy Owner will not be deemed to be in constructive receipt of the Accumulation Value under the Policy until its actual Surrender. However, in the event of certain cash distributions under the Policy resulting from any change which reduces future benefits under the Policy, the distribution may be taxed in whole or in part as ordinary income (to the extent of gain in the Policy.) See
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      previous discussion on Tax Status of the Policy. In addition, certain exceptions apply to the general rule that death benefit proceeds are non-taxable. Federal, state, and local tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Policy Owner and Beneficiary.

          ANLIC also believes that loans received under a Policy will be treated as debt of the Policy Owner and that no part of any loan under a Policy will constitute income to the Policy Owner so long as the Policy remains in force, unless the Policy becomes a "modified endowment contract." See discussion of modified endowment contract distributions in the section on Tax Status of the Policy. Should the Policy lapse while Policy loans are outstanding the portion of the loans attributable to earnings will become taxable. Generally, interest paid on any loan under a Policy owned by an individual will not be tax-deductible.


          Except for policies with respect to a limited number of key persons of an employer (both terms are as defined in the Internal Revenue Code), and subject to applicable interest rate caps and debt limits, the Health Insurance Portability and Accountability Act of 1996 ("HIPAA") generally repealed the deduction for interest paid or accrued after October 13, 1995 on loans from corporate owned life insurance policies on the lives of officers, employees or persons financially interested in the taxpayer's trade or business. Certain transitional rules for then existing debt are included in HIPAA. The transitional rules included a phase-out of the deduction for debt incurred (1) before January 1, 1996, or (2) before January 1, 1997, for policies entered into in 1994 or 1995. The phase-out of the interest expense deduction occurred over a transition period between October 13, 1995 and January 1, 1999. There is also a special rule for pre-June 21, 1986 policies. The Taxpayer Relief Act of 1997 ("TRA '97"), further expanded the interest deduction disallowance for businesses by providing, with respect to policies issued after June 8, 1997, that no deduction is allowed for interest paid or accrued on any debt with respect to life insurance covering the life of any individual (except as noted above under pre-'97 law with respect to key persons and pre-June 21, 1986 policies). Any material change in a policy (including a material increase in the death benefit) may cause the policy to be treated as a new policy for purposes of this rule. TRA '97 also provides that no deduction is permissible for premiums paid on a life insurance policy if the taxpayer is directly or indirectly a beneficiary under the policy. Also under TRA '97 and subject to certain exceptions, for policies issued after June 8, 1997, no deduction is allowed for that portion of a taxpayer's interest expense that is allocable to unborrowed policy cash values. This disallowance generally does not apply to policies owned by natural persons. BUSINESSES CONTEMPLATING THE PURCHASE OF A NEW POLICY OR A CHANGE TO AN EXISTING POLICY SHOULD CONSULT A QUALIFIED TAX ADVISOR REGARDING THE TAX IMPLICATIONS OF THESE RULES FOR THEIR PARTICULAR SITUATIONS.


         The right to change Policy Owners (See the section on General Provisions.) and the provision for partial withdrawals (See the section on Partial Withdrawals.) may have tax consequences depending on the circumstances of such exchange, change, or partial withdrawal. Upon complete Surrender, if the amount received plus any Outstanding Policy Debt exceeds the total premiums paid (the "basis") that are not treated as previously withdrawn by the Policy Owner, the excess generally will be taxed as ordinary income.

         Federal, state and local tax consequences of ownership or receipt of Death Benefit Proceeds depend on applicable law and the circumstances of each Policy Owner or Beneficiary. In addition, the tax consequences of using the Policy in non-qualified deferred compensation, salary continuance, split-dollar insurance, and executive bonus plans may vary depending on the particular facts and circumstances of the arrangement. Further, if the Policy is used in connection with tax-qualified retirement plans, certain limitations prescribed by the Internal Revenue Service on, and rules with respect to the taxation of, life insurance protection provided through such plans may apply. The advice of qualified tax counsel should be sought in connection with use of life insurance in non-qualified or qualified plans.


      YOU SHOULD CONSULT A QUALIFIED TAX AND/OR LEGAL ADVISOR TO OBTAIN COMPLETE INFORMATION ON HOW FEDERAL, STATE AND LOCAL TAX CONSIDERATIONS MAY APPLY TO YOUR TAX SITUATION


SAFEKEEPING OF THE SEPARATE ACCOUNT'S ASSETS

      ANLIC holds the assets of the Separate Account. The assets are kept physically segregated and held separately and apart from the General Account assets, except for the Fixed Account. ANLIC maintains records of all purchases and redemptions of Funds' shares by each of the Subaccounts.

                                EXECUTIVE SELECT

THIRD PARTY SERVICES

      ANLIC is aware that certain third parties are offering investment advisory, asset allocation, money management and timing services in connection with the Policies. Except for Model Asset Allocation Programs (which include automatic rebalancing) offered through Ibbotsen Associates (See Appendix B.), ANLIC does not engage third parties to offer such services. In certain cases, ANLIC has agreed to honor transfer instructions from other such services where it has received powers of attorney, in a form acceptable to it, from the Policy Owners participating in the service. Firms or persons offering such services do so independently from any agency relationship they may have with ANLIC for the sale of Policies. ANLIC takes no responsibility for the investment allocations and transfers transacted on a Policy Owner's behalf by such third parties or any investment allocation recommendations made by such parties. Policy Owners should be aware that fees paid for such services are separate and in addition to fees paid under the Policies.

VOTING RIGHTS

      ANLIC is the legal holder of the shares held in the Subaccounts of the Separate Account and as such has the right to vote the shares, to elect Directors of the Funds, and to vote on matters that are required by the Investment Company Act of 1940 and upon any other matter that may be voted upon at a shareholder meeting. To the extent required by law, ANLIC will vote all shares of each of the Funds held in the Separate Account at regular and special shareholder meetings of the Funds according to instructions received from Policy Owners based on the number of shares held as of the record date for such meeting.

      The number of Fund shares in a Subaccount for which instructions may be given by a Policy Owner is determined by dividing the Accumulation Value held in that Subaccount by the net asset value of one share in the corresponding portfolio of the Fund. Fractional shares will be counted. Fund shares held in each Subaccount for which no timely instructions from Policy Owners are received and Fund shares held in each Subaccount which do not support Policy Owner interests will be voted by ANLIC in the same proportion as those shares in that Subaccount for which timely instructions are received. Voting instructions to abstain on any item to be voted will be applied on a pro rata basis to reduce the votes eligible to be cast. Should applicable federal securities laws or regulations permit, ANLIC may elect to vote shares of the Fund in its own right.

      DISREGARD OF VOTING INSTRUCTION. ANLIC may, if required by state insurance officials, disregard voting instructions if those instructions would require shares to be voted to cause a change in the subclassification or investment objectives or policies of one or more of the Funds' portfolios, or to approve or disapprove an investment adviser or principal underwriter for the Funds. In addition, ANLIC itself may disregard voting instructions that would require changes in the investment objectives or policies of any portfolio or in an investment adviser or principal underwriter for the Funds, if ANLIC reasonably disapproves those changes in accordance with applicable federal regulations. If ANLIC does disregard voting instructions, it will advise Policy Owners of that action and its reasons for the action in the next annual report or proxy statement to Policy Owners.

STATE REGULATION OF ANLIC

      ANLIC, a stock life insurance company organized under the laws of Virginia, is subject to regulation by the Virginia Department of Insurance. On or before March 1 of each year an NAIC convention blank covering the operations and reporting on the financial condition of ANLIC and the Separate Account as of December 31 of the preceding year must be filed with the Virginia Department of Insurance. Periodically, the Virginia Department of Insurance examines the liabilities and reserves of ANLIC and the Separate Account.

      In addition, ANLIC is subject to the insurance laws and regulations of other states within which it is licensed or may become licensed to operate. The Policies offered by the prospectus are available in the various states as approved. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments.

                                EXECUTIVE SELECT

EXECUTIVE OFFICERS AND DIRECTORS OF ANLIC

      This list shows name and position(s) with ANLIC followed by the principal occupations for the last five years. Where an individual has held more than one position with an organization during the last 5-year period, the last position held has been given.

CHARLES T. NASON, CHAIRMAN OF THE BOARD AND CHIEF EXECUTIVE OFFICER*
Vice Chairman of Board and President, Director: Ameritas Acacia Mutual Holding Company
Vice Chairman of Board and President, Director: Ameritas Holding Company Chairman of the Board and Chief Executive Officer: Acacia Life Insurance Company Also serves as a Director of direct and indirect subsidiaries of Acacia Life Insurance Company.

ROBERT W. CLYDE, PRESIDENT AND CHIEF OPERATING OFFICER*
Executive Vice President, Director: Ameritas Acacia Mutual Holding Company Executive Vice President, Director: Ameritas Holding Company

                                EXECUTIVE SELECT

President and Chief Operating Officer: Acacia Life Insurance Company
Also serves as a Director of direct and indirect subsidiaries of Acacia Life Insurance Company.

HALUK ARITURK, SENIOR VICE PRESIDENT, PRODUCT MANAGEMENT AND ADMINISTRATION** Senior Vice President, Product Management and Administration: Acacia Life Insurance Company
Executive Vice President, Ameritas Acacia Shared Services Center: Ameritas Life Insurance Corp.
Formerly: Senior Vice President, Operations and Chief Actuary: Acacia Life Insurance Company.

JOANN M. MARTIN, SENIOR VICE PRESIDENT AND CHIEF FINANCIAL OFFICER, DIRECTOR** Senior Vice President, Chief Financial Officer and Corporate Treasurer: Ameritas Acacia Mutual Holding Company and Ameritas Holding Company
Senior Vice President and Chief Financial Officer: Acacia Life Insurance Company Senior Vice President - Controller and Chief Financial Officer: Ameritas Life Insurance Corp.
Also serves as officer and /or director of subsidiaries and/or affiliates of Ameritas Life Insurance Corp.

BRIAN J. OWENS, SENIOR VICE PRESIDENT, CAREER DISTRIBUTION*
Senior Vice President, Career Distribution: Acacia Life Insurance Company
Director: The Advisors Group, Inc.

BARRY C. RITTER, SENIOR VICE PRESIDENT AND CHIEF INFORMATION OFFICER** Senior Vice President and Chief Information Officer, Acacia Life Insurance Company
Senior Vice President - Information Services: Ameritas Life Insurance Corp.

ROBERT-JOHN H. SANDS, SENIOR VICE PRESIDENT, GENERAL COUNSEL AND CORPORATE SECRETARY*
Senior Vice President and General Counsel: Ameritas Acacia Mutual Holding
Company
Senior Vice President and General Counsel: Ameritas Holding Company
Senior Vice President, General Counsel and Corporate Secretary: Acacia Life Insurance Company
Also serves as a Director of direct and indirect subsidiaries of Acacia Life Insurance Company.

JANET L. SCHMIDT, SENIOR VICE PRESIDENT, HUMAN RESOURCES*
Senior Vice President and Director of Human Resources: Ameritas Acacia Mutual Holding Company
Senior Vice President and Director of Human Resources: Ameritas Holding Company Senior Vice President, Human Resources: Acacia Life Insurance Company.

RICHARD W. VAUTRAVERS, SENIOR VICE PRESIDENT AND CORPORATE ACTUARY**
Senior Vice President and Corporate Actuary: Ameritas Life Insurance Corp. Senior Vice President and Corporate Actuary: Acacia Life Insurance Company.

WILLIAM W. LESTER, VICE PRESIDENT AND TREASURER**
Treasurer:  Ameritas Life Insurance Corp.
Also serves as officer of subsidiaries of Ameritas Life Insurance Corp. Vice President and Treasurer, Acacia Life Insurance Company.


                                EXECUTIVE SELECT

RENO J. MARTINI, DIRECTOR***
Senior Vice President, Calvert Group, Ltd.

*     The principal business address of each person is:
                                         Acacia National Life Insurance Company
                                         7315 Wisconsin Avenue
                                         Bethesda, Maryland 20814.

**   The principal business address of each person is:
                                         Ameritas Life Insurance Corp.
                                         5900 "O" Street
                                         Lincoln, Nebraska 68510.

*** The principal business address of each person is:
                                         Calvert Group, Ltd.
                                         4550 Montgomery Avenue
                                         Bethesda, Maryland 20814.

LEGAL MATTERS

      All matters of Virginia law pertaining to the Policies, including the validity of the Policy and ANLIC's right to issue the Policy under Virginia Insurance Law, have been passed upon by Robert-John H. Sands, Senior Vice President and General Counsel of ANLIC.

LEGAL PROCEEDINGS

      There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. ANLIC is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.

EXPERTS


      The statutory basis financial statements of ANLIC as of December 31, 2000 and 1999, and for the years then ended, and the financial statements of the subaccounts of the Separate Account as of December 31, 2000, and for each of the two years in the period then ended, included in this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

      The financial statements of the subaccounts of the Separate Account for the year ended December 31, 1998, included in this prospectus have been audited by PricewaterhouseCoopers LLP, independent accountants, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


      Actuarial matters included in this prospectus have been examined by Russell J. Wiltgen, Vice President - Individual Product Management, of Ameritas Life Insurance Corp., as stated in the opinion filed as an exhibit to the registration statement.

ADDITIONAL INFORMATION

      A registration statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933, as amended, with respect to the Policy offered hereby. This Prospectus does not contain all the information set forth in the registration statement and the amendments and exhibits to the registration statement, to all of which reference is made for further information concerning the Separate Account, ANLIC and the Policy offered hereby. Statements contained in this Prospectus as to the contents of the Policy and other legal instruments are summaries. For a complete statement of the terms thereof reference is made to such instruments as filed.

FINANCIAL STATEMENTS

      The financial statements of ANLIC which are included in this prospectus should be considered only as bearing on the ability of ANLIC to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                                EXECUTIVE SELECT

INDEPENDENT AUDITORS' REPORT


To the Board of Directors
Acacia National Life Insurance Company
Bethesda, Maryland

We have audited the accompanying statement of net assets of each of the subaccounts of Acacia National Variable Life Insurance Separate Account I (comprising, respectively, the Social Money Market Portfolio, Social Balanced Portfolio, Social Small Cap Growth Portfolio, Social Mid Cap Growth Portfolio, and Social International Equity Portfolio of the Calvert Variable Series, Inc.; the Growth Portfolio, MidCap Growth Portfolio, and Small Capitalization Portfolio of the Alger American Fund; the EAFE Equity Index Portfolio, Equity 500 Index Portfolio, and Small Cap Index Portfolio of the Deutsche Asset Management (all commenced May 1, 2000); the Stock Index Portfolio of the Dreyfus Family of Funds; the Equity-Income Portfolio Service Class 2 (commenced May 1,
2000), High Income Portfolio Service Class 2 (commenced June 1, 2000), and Contrafund Portfolio Service Class 2 (commenced May 1, 2000) of the Fidelity Variable Insurance Products; the Templeton Asset Strategy Fund Portfolio (commenced May 1, 2000), and Templeton International Securities Fund Portfolio (commenced May 1, 2000) of the Franklin Templeton Variable Insurance Products Trust; the Limited Maturity Bond Portfolio, Growth Portfolio, and the Partners Portfolio (commenced May 1, 2000) of the Neuberger Berman Advisers Management Trust; the International Stock Fund II Portfolio, and Discovery Fund II Portfolio of the Strong Variable Insurance Funds, Inc.; the Worldwide Hard Assets Fund Portfolio of the Van Eck Worldwide Insurance Trust; and the Capital Appreciation Fund Portfolio, Aggressive Growth Fund Portfolio, Main Street Growth & Income Fund Portfolio, High Income Fund Portfolio, and Strategic Bond Fund Portfolio of the Oppenheimer Variable Accounts Fund) as of December 31, 2000, and the related statements of operations and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such 2000 and 1999 financial statements present fairly, in all material respects, the financial position of each of the subaccounts constituting Acacia National Variable Life Insurance Separate Account I as of December 31, 2000, and the results of their operations and changes in net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP


Lincoln, Nebraska
February 16, 2001

                                      F-I-1

                        REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors of Acacia National Life Insurance Company and Contract Owners of Acacia National Variable Life Insurance Separate Account I



In our opinion, the accompanying statements of operations and changes in net assets present fairly, in all material respects, the results of their operations and changes in their net assets of each of the following sub-accounts comprising the Acacia National Variable Life Insurance Separate Account I (the Account): the Social Money Market Portfolio, Social Balanced Portfolio, Social Small Cap Growth Portfolio, Social Mid Cap Growth Portfolio, and Social International
Equity Portfolio of the Calvert Variable Series, Inc.; the Growth Portfolio, MidCap Growth Portfolio, and Small Capitalization Portfolio of The Alger American Fund; the Stock Index Portfolio of the Dreyfus Family of Funds; the Limited Maturity Bond Portfolio, and Growth Portfolio of the Neuberger Berman Advisers Management Trust; International Stock Fund II Portfolio, and Discovery Fund II Portfolio of the Strong Variable Insurance Funds, Inc.; the Worldwide Hard Assets Portfolio of the Van Eck Worldwide Insurance Trust; and the Capital Appreciation Portfolio, Aggressive Growth Portfolio, Growth and Income Portfolio, High Income Portfolio, and Strategic Bond Portfolio of the Oppenheimer Variable Accounts Fund for the year ended December 31, 1998, in conformity with accounting principles generally accepted in the United States of America. The financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Washington,  D.C.
April 30, 1999


                                      F-I-2

                     ACACIA NATIONAL VARIABLE LIFE INSURANCE
                               SEPARATE ACCOUNT I
                             STATEMENT OF NET ASSETS
                                DECEMBER 31, 2000

ASSETS
INVESTMENTS AT NET ASSET VALUE:
      Calvert Variable Series, Inc.:
      ------------------------------
          Social Money Market Portfolio (Money Market) -
           4,814,644.020 shares at $1.00 per share (cost
          $4,814,644)                                               $  4,814,644
          Social Balanced Portfolio (Balanced) -
           129,245.024 shares at $2.002 per share (cost
          $272,788)                                                      258,749
          Social Small Cap Growth Portfolio (Small Cap Growth)
          -
           19,093.612 shares at $13.58 per share (cost
          $241,835)                                                      259,291
          Social Mid Cap Growth Portfolio (Mid Cap Growth) -
            6,979.022 shares at $31.03 per share (cost
          $208,139)                                                      216,559
          Social International Equity Portfolio (International
          Equity) -
           69,688.409 shares at $19.37 per share (cost
          $1,556,949)                                                  1,349,865
      The Alger American Fund:
      ------------------------
          Growth Portfolio (Growth) -
           141,135.916 shares at $47.27 per share (cost
          $7,327,356)                                                  6,671,494
          MidCap Growth Portfolio (MidCap Growth) -
           97,457.171 shares at $30.62 per share (cost
          $2,777,683)                                                  2,984,138
          Small Capitalization Portfolio (Small
          Capitalization) -
           162,104.964 shares at $23.49 per share (cost
          $5,537,245)                                                  3,807,846
      Deutsche Asset Management:
          EAFE Equity Index Portfolio  (EAFE Equity Index)
          - 336,030.598  shares at $11.14 per share (cost
          $4,191,991)                                                  3,743,382
          Equity 500 Index Portfolio (Equity 500 Index) -
           690,615.745 shares at $13.77 per share (cost
          $10,350,073)                                                 9,509,779
          Small Cap Index Portfolio (Small Cap Index) -
           120,512.510 shares at $11.10 per share (cost
          $1,399,740)                                                  1,337,689
      Dreyfus Family of Funds:
      ------------------------
          Stock Index Portfolio (Stock Index) -
           102,415.429 shares at $34.00 per share (cost
          $1,315,707)                                                  3,482,126
      Fidelity Variable Insurance Products:
      -------------------------------------
          Equity-Income Portfolio Service Class 2
          (Equity-Income S-Class 2) -
           59,696.953 shares at $25.41 per share (cost
          $1,395,102)                                                  1,516,899
          High Income Portfolio Service Class 2 (High Income
          S-Class 2) -
           394.386 shares at $8.13 per share (cost $3,475)                 3,206
          Contrafund Portfolio Service Class 2 (Contrafund
          S-Class 2) -
           12,409.153 shares at $23.64 per share (cost
          $303,033)                                                      293,352
      Franklin Templeton Variable Insurance Products Trust:
          Templeton Asset Strategy Fund Portfolio (Asset
          Strategy) -
            749.517 shares at $19.13 per share (cost $14,568)             14,339
           Templeton International Securities Fund Portfolio
          (International Securities) -
            48,193.895 shares at $18.67 per share (cost
          $890,711)                                                      899,780

                                      F-I-3

                        ACACIA NATIONAL VARIABLE LIFE INSURANCE
                                   SEPARATE ACCOUNT I
                                 STATEMENT OF NET ASSETS
                                    DECEMBER 31, 2000

ASSETS, CONTINUED

      Neuberger Berman Advisers Management Trust:
          Limited Maturity Bond Portfolio (Limited Maturity
          Bond) -
           233,306.179 shares at $13.19 per share (cost
          $3,117,004)                                                  3,077,311
          Growth Portfolio (Growth) -
           42,128.350 shares at $30.65 per share (cost
          $577,876)                                                    1,291,235
          Partners Portfolio (Partners) -
           146,050.499 shares at $16.17 per share (cost
          $2,343,134)                                                  2,361,637
      Strong Variable Insurance Funds, Inc.:
          International Stock Fund II Portfolio (International
          Stock) -
           52,898.458 shares at $9.90 per share (cost
          $(899,830))                                                    523,694
          Discovery Fund II Portfolio (Discovery) -
           17,228.366 shares at $11.88 per share (cost
          $165,588)                                                      204,673
      Van Eck Worldwide Insurance Trust:
          Worldwide  Hard  Assets Fund  Portfolio  (Hard  Assets)
          -  116,760.143 shares at $12.07 per share (cost
          $1,259,257)                                                  1,409,295
      Oppenheimer Variable Accounts Fund:
          Capital Appreciation Fund Portfolio (Capital
          Appreciation) -
           66,314.045 shares at $46.63 per share (cost
          $2,390,292)                                                  3,092,225
          Aggressive Growth Fund Portfolio (Aggressive Growth)
          -
           48,810.852 shares at $70.77 per share (cost
          $2,675,347)                                                  3,454,343
          Main Street Growth & Income Fund Portfolio (Growth &
          Income) -
           188,910.923 shares at $21.26 per share (cost
          $4,280,666)                                                  4,016,247
          High Income Fund Portfolio (High Income) -
           70,294.427 shares at $9.27 per share (cost
          $757,707)                                                      651,629
          Strategic Bond Fund Portfolio (Strategic Bond) -
           123,454.363 shares at $4.69 per share (cost
          $608,594)                                                      579,001

                                                                     -----------
NET ASSETS REPRESENTING EQUITY OF POLICYOWNERS                      $ 61,824,428
                                                                     ===========


The accompanying notes are an integral part of these financial statements.

                                      F-I-4



                     ACACIA NATIONAL VARIABLE LIFE INSURANCE
                               SEPARATE ACCOUNT I
                            STATEMENTS OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                           CALVERT VARIABLE SERIES, INC.
                                                          ---------------------------------



                                                                   MONEY               SMALL CAP
                                                      TOTAL        MARKET    BALANCED   GROWTH
                                                     ---------  -----------  --------  ----------

                       2000
                       ----
INVESTMENT INCOME:
  Dividend distributions received                 $   634,777 $   198,385   $  4,483  $   -----
  Mortality and expense risk charge                   499,409      28,772      2,480      1,858
                                                     ---------  ----------- ---------- ----------
NET INVESTMENT INCOME(LOSS)                           135,368     169,613      2,003     (1,858)
                                                     ---------  ----------- ---------- ----------

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
  Net realized gain distributions                   3,737,390      -----       7,915      9,726
  Net change in unrealized
  appreciation(depreciation)                       (9,305,962)     -----     (17,187)    (2,839)
                                                     ---------  ----------- ---------- ----------
NET GAIN(LOSS) ON INVESTMENTS                      (5,568,572)     -----      (9,272)     6,887
                                                     ---------  ----------- ---------- ----------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS                                  $ (5,433,204)  $ 169,613   $ (7,269)  $  5,029
                                                   ===========  =========== ========== ==========

                       1999
                       ----
INVESTMENT INCOME:
  Dividend distributions received                  $  400,978 $    43,128   $  7,030   $     52
  Mortality and expense risk charge                   272,201       7,218      1,511        839
                                                     ---------  ----------- ---------- ----------
NET INVESTMENT INCOME(LOSS)                           128,777      35,910      5,519       (787)
                                                     ---------  ----------- ---------- ----------

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
  Net realized gain distributions                   1,183,273      -----      24,085      -----
  Net change in unrealized
  appreciation(depreciation)                        9,549,077      12,253      1,900     23,977
                                                     ---------  ----------- ---------- ----------
NET GAIN(LOSS) ON INVESTMENTS                      10,732,350      12,253     25,985     23,977
                                                     ---------  ----------- ---------- ----------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                 $ 10,861,127   $  48,163   $ 31,504   $ 23,190
                                                     =========  =========== ========== ==========

                       1998
                       ----
INVESTMENT INCOME:
  Dividend and capital gains distributions
  received                                        $ 1,113,600 $    21,621   $  3,409   $  1,105
  Mortality and expense risk charge                   148,773       4,679        308        588
                                                     ---------  ----------- ---------- ----------
NET INVESTMENT INCOME(LOSS)                           964,827      16,942      3,101        517
                                                     ---------  ----------- ---------- ----------

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
  Net realized gain(loss) from redemptions of
  fund shares                                          72,743          99        611     (2,513)
  Net change in unrealized
  appreciation(depreciation)                        1,452,308       3,000      1,900     (1,616)
                                                     ---------  ----------- ---------- ----------
NET GAIN(LOSS) ON INVESTMENTS                       1,525,051       3,099      2,511     (4,129)
                                                     ---------  ----------- ---------- ----------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS                                   $ 2,489,878  $   20,041   $  5,612   $ (3,612)
                                                     =========  =========== ========== ==========

(1) Commenced business May 1, 2000.


The accompanying notes are an integral part of these financial statements.

                                            F-I-5



  CALVERT VARIABLE SERIES,
            INC.                  THE ALGER AMERICAN FUND           DEUTSCHE ASSET MANAGEMENT
----------------------------- --------------------------------------------------------------------
                                                                  EAFE        EQUITY       SMALL
     MID CAP    INTERNATIONAL             MIDCAP      SMALL       EQUITY        500         CAP
      GROWTH       EQUITY      GROWTH     GROWTH  CAPITALIZATION  INDEX (1)   INDEX (1)  INDEX (1)
---------------  ------------ ---------  ---------  -----------  ----------  ---------- ----------
 $       ----- $      -----   $  -----  $    -----$     -----  $     ----- $       137  $   -----
         1,880        9,876     55,136      21,643     35,162       16,347      41,661      5,739
    -----------  ------------ ---------  ---------  -----------  ----------  ---------- ----------
        (1,880)      (9,876)   (55,136)    (21,643)   (35,162)     (16,347)    (41,524)    (5,739)
    -----------  ------------ ---------  ---------  -----------  ----------  ---------- ----------


        16,355      115,860      826,168   298,549   1,539,921      61,997       5,339      6,903
         7,068     (312,798)  (1,947,041) (168,074) (2,769,891)   (448,610)   (840,294)   (62,051)
    -----------  ------------  ---------  ---------  -----------  ----------  ---------- ----------
        23,423     (196,938)  (1,120,873)  130,475  (1,229,970)   (386,613)   (834,955)   (55,148)
    -----------  ------------  ---------  ---------  -----------  ----------  ---------- ----------
 $      21,543 $   (206,814) $(1,176,009)$ 108,832 $(1,265,132) $ (402,960) $ (876,479)  $(60,887)
    ===========  ============  =========  =========  ===========  ==========  ========== ==========



 $       ----- $        380   $  4,285 $     -----$     -----  $     ----- $     -----   $  -----
         1,517        3,400     28,150       9,224     21,737        -----       -----      -----
    -----------  ------------ ---------  ---------  -----------  ----------  ---------- ----------
        (1,517)      (3,020)   (23,865)     (9,224)   (21,737)       -----       -----      -----
    -----------  ------------ ---------  ---------  -----------  ----------  ---------- ----------


        20,944       52,658    292,559     152,575    303,027        -----       -----      -----
         2,980      113,538    882,734     257,406    903,837        -----       -----      -----
    -----------  ------------ ---------  ---------  -----------  ----------  ---------- ----------
        23,924      166,196   1,175,293    409,981  1,206,864        -----       -----      -----
    -----------  ------------ ---------  ---------  -----------  ----------  ---------- ----------
 $      22,407 $    163,176  $1,151,428 $  400,757 $1,185,127  $     ----- $     -----  $   -----
    ===========  ============ =========  =========  ===========  ==========  ========== ==========



 $      13,549 $     15,115  $ 232,531 $    40,068 $  173,190  $     ----- $     -----  $   -----
           594          990     14,481       5,140     12,562        -----       -----      -----
    -----------  ------------ ---------  ---------  -----------  ----------  ---------- ----------
        12,955       14,125    218,050      34,928    160,628        -----       -----      -----
    -----------  ------------ ---------  ---------  -----------  ----------  ---------- ----------


         2,455        1,263     98,690      13,059      4,107        -----       -----      -----
        (1,025)      (5,285)   297,960      98,503     62,991        -----       -----      -----
    -----------  ------------ ---------  ---------  -----------  ----------  ---------- ----------
         1,430       (4,022)   396,650     111,562     67,098        -----       -----      -----
    -----------  ------------ ---------  ---------  -----------  ----------  ---------- ----------
 $      14,385 $     10,103   $614,700 $   146,490 $  227,726  $     ----- $     -----  $   -----
    ===========  ============ =========  =========  ===========  ==========  ========== ==========


                                            F-I-6



                     ACACIA NATIONAL VARIABLE LIFE INSURANCE
                               SEPARATE ACCOUNT I
                            STATEMENTS OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                      DREYFUS
                                                     FAMILY OF      FIDELITY VARIABLE INSURANCE
                                                       FUNDS                  PRODUCTS
                                                     ----------  ------------------------------------
                                                                                HIGH
                                                       STOCK    EQUITY-INCOME  INCOME     CONTRAFUND
                                                                 S-CLASS 2    S-CLASS 2    S-CLASS 2
                                                       INDEX        (1)         (2)          (1)
                                                     ----------  ----------- -----------  -----------
                       2000
                       ----
INVESTMENT INCOME:
  Dividend distributions received                  $    68,362   $    -----   $   -----  $    -----
  Mortality and expense risk charge                     72,604        6,750           7       1,131
                                                     ----------  ----------- -----------  -----------
NET INVESTMENT INCOME(LOSS)                             (4,242)      (6,750)         (7)     (1,131)
                                                     ----------  ----------- -----------  -----------

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
  Net realized gain distributions                       69,255        -----       -----       -----
  Net change in unrealized
  appreciation(depreciation)                          (574,460)     121,797        (269)     (9,681)
                                                     ----------  ----------- -----------  -----------
NET GAIN(LOSS) ON INVESTMENTS                         (505,205)     121,797        (269)     (9,681)
                                                     ----------  ----------- -----------  -----------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS                                    $  (509,447)  $  115,047   $    (276) $  (10,812)
                                                     ==========  =========== ===========  ===========

                       1999
                       ----
INVESTMENT INCOME:
  Dividend distributions received                  $   111,343 $      -----  $    ----- $     -----
  Mortality and expense risk charge                     75,772        -----       -----       -----
                                                     ----------  ----------- -----------  -----------
NET INVESTMENT INCOME(LOSS)                             35,571        -----       -----       -----
                                                     ----------  ----------- -----------  -----------

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
  Net realized gain distributions                       98,876        -----       -----       -----
  Net change in unrealized
appreciation(depreciation)                           1,835,918        -----       -----       -----
                                                     ----------  ----------- -----------  -----------
NET GAIN(LOSS) ON INVESTMENTS                        1,934,794        -----       -----       -----
                                                     ----------  ----------- -----------  -----------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS                                    $ 1,970,365 $      -----   $   ----- $     -----
                                                     ==========  =========== ===========  ===========

                       1998
                       ----
INVESTMENT INCOME:
  Dividend and capital gains distributions
  received                                         $   130,875 $      -----   $   ----- $     -----
  Mortality and expense risk charge                     38,276        -----       -----       -----
                                                     ----------  ----------- -----------  -----------
NET INVESTMENT INCOME(LOSS)                             92,599        -----       -----       -----
                                                     ----------  ----------- -----------  -----------

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
  Net realized gain(loss) from redemptions of
  fund shares                                          184,713        -----       -----       -----
  Net change in unrealized
  appreciation(depreciation)                           729,209        -----       -----       -----
                                                     ----------  ----------- -----------  -----------
NET GAIN(LOSS) ON INVESTMENTS                          913,922        -----       -----       -----
                                                     ----------  ----------- -----------  -----------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS                                    $ 1,006,521 $      -----  $    ----- $     -----
                                                     ==========  =========== ===========  ===========

(1) Commenced business May 1, 2000.
(2) Commenced business June 1, 2000.


The accompanying notes are an integral part of these financial statements.

                                            F-I-7



         FRANKLIN TEMPLETON
    VARIABLE INSURANCE PRODUCTS              NEUBERGER BERMAN                 STRONG VARIABLE
               TRUST                     ADVISORS MANAGEMENT TRUST          INSURANCE FUNDS, INC.
   ------------------------------  ---------------------------------------  -----------------------
                                     LIMITED
      ASSET       INTERNATIONAL     MATURITY                   PARTNERS     INTERNATIONAL
    STRATEGY (1)  SECURITIES (1)       BOND         GROWTH         (1)          STOCK     DISCOVERY
   ------------- ----------------  -------------------------  ------------  -----------------------
$        -----       $   -----   $    238,208  $      -----   $    -----  $       -----   $  -----
            55           3,385         28,363        17,949       10,338         23,251      2,658
   ------------- ----------------  -------------------------  ------------  -----------------------
           (55)         (3,385)       209,845       (17,949)     (10,338)       (23,251)    (2,658)
   ------------- ----------------  -------------------------  ------------  -----------------------

         -----           -----          -----       229,405        -----          -----      -----
          (229)          9,069        (26,053)     (235,262)      18,503       (803,050)    31,174
   ------------- ----------------  ------------  -----------  ------------  ------------ ----------
          (229)          9,069        (26,053)       (5,857)      18,503       (803,050)    31,174
   ------------- ----------------  ------------  -----------  ------------  ------------ ----------
$         (284)     $    5,684   $    183,792  $    (23,806)  $    8,165  $    (826,301)  $ 28,516
   ============= ================  ============  ===========  ============  ============ ==========



$        -----      $    -----   $    132,944  $      -----   $    -----  $      11,187   $  -----
         -----           -----         20,050        14,860        -----         25,477      2,621
   ------------- ----------------  ------------  -----------  ------------  ------------ ----------
         -----           -----        112,894       (14,860)       -----        (14,290)    (2,621)
   ------------- ----------------  ------------  -----------  ------------  ------------ ----------


         -----           -----          -----        88,404        -----          -----     44,830
         -----           -----        (30,899)      857,225        -----      2,395,242    (15,057)
   ------------- ----------------  ------------  -----------  ------------  ------------ ----------
         -----           -----        (30,899)      945,629        -----      2,395,242     29,773
   ------------- ----------------  ------------  -----------  ------------  ------------ ----------
$        -----      $    -----   $     81,995  $    930,769   $    -----  $   2,380,952  $  27,152
   ============= ================  ============  ===========  ============  ============ ==========



$        -----     $     -----   $     58,873  $    188,569   $    -----  $      61,955  $   3,760
         -----           -----         12,750         9,585        -----         16,284      2,398
   ------------- ----------------  ------------  -----------  ------------  ------------ ----------
         -----           -----         46,123       178,984        -----         45,671      1,362
   ------------- ----------------  ------------  -----------  ------------  ------------ ----------


         -----           -----          1,107       (18,723)       -----       (206,240)     5,905
         -----           -----         (2,543)       22,943        -----         59,071      8,186
   ------------- ----------------  ------------  -----------  ------------  ------------ ----------
         -----           -----         (1,436)        4,220        -----       (147,169)    14,091
   ------------- ----------------  ------------  -----------  ------------  ------------ ----------
$        -----      $    -----   $     44,687  $    183,204   $    -----  $    (101,498)  $ 15,453
   ============= ================  ============  ===========  ============  ============ ==========


                                            F-I-8


                     ACACIA NATIONAL VARIABLE LIFE INSURANCE
                               SEPARATE ACCOUNT I
                            STATEMENTS OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                          VAN ECK
                                                         WORLDWIDE
                                                         INSURANCE         OPPENHEIMER VARIABLE
                                                           TRUST             ACCOUNTS FUND
                                                       --------------  --------------------------
                                                                         CAPITAL     AGGRESSIVE
                                                        HARD ASSETS    APPRECIATION    GROWTH
                                                       --------------  ------------  ------------
                        2000
                        ----
INVESTMENT INCOME:
  Dividend distributions received                     $      12,083   $     6,267   $     -----
  Mortality and expense risk charge                          10,805        34,180        32,688
                                                       --------------  ------------  ------------
NET INVESTMENT INCOME(LOSS)                                   1,278       (27,913)      (32,688)
                                                       --------------  ------------  ------------

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
  Net realized gain distributions                             -----       334,438       133,915
  Net change in unrealized
  appreciation(depreciation)                                140,443      (178,824)     (664,818)
                                                       --------------  ------------  ------------
NET GAIN(LOSS) ON INVESTMENTS                               140,443       155,614      (530,903)
                                                       --------------  ------------  ------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                             $    141,721    $  127,701   $  (563,591)
                                                       ==============  ============  ============

                        1999
                        ----
INVESTMENT INCOME:
  Dividend distributions received                      $      9,610    $    9,060   $     -----
  Mortality and expense risk charge                           6,153        20,639        17,873
                                                       --------------  ------------  ------------
NET INVESTMENT INCOME(LOSS)                                   3,457       (11,579)      (17,873)
                                                       --------------  ------------  ------------

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
  Net realized gain distributions                             -----        99,521         -----
  Net change in unrealized
  appreciation(depreciation)                                164,247       634,969     1,323,874
                                                       --------------  ------------  ------------
NET GAIN(LOSS) ON INVESTMENTS                               164,247       734,490     1,323,874
                                                       --------------  ------------  ------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                             $    167,704    $  722,911   $ 1,306,001
                                                       ==============  ============  ============

                        1998
                        ----
INVESTMENT INCOME:
  Dividend and capital gains distributions received   $      41,873   $    82,136   $    13,351
  Mortality and expense risk charge                           3,681        12,581         7,499
                                                       --------------  ------------  ------------
NET INVESTMENT INCOME(LOSS)                                  38,192        69,555         5,852
                                                       --------------  ------------  ------------

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS:
  Net realized gain(loss) from redemptions of fund
  shares                                                    (41,446)       24,932        10,354
  Net change in unrealized
  appreciation(depreciation)                               (148,313)      224,336       118,634
                                                       --------------  ------------  ------------
NET GAIN(LOSS) ON INVESTMENTS                              (189,759)      249,268       128,988
                                                       --------------  ------------  ------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM
OPERATIONS                                             $   (151,567)   $  318,823    $  134,840
                                                       ==============  ============  ============


The accompanying notes are an integral part of these financial statements.


                                            F-I-9

             OPPENHEIMER VARIABLE
                ACCOUNTS FUND
-----------------------------------------------

     GROWTH &                      STRATEGIC
      INCOME       HIGH INCOME       BOND
   --------------  ------------  --------------

  $       6,184    $   75,725    $     24,943
         24,825         5,709           4,157
   --------------  ------------  --------------
        (18,641)       70,016          20,786
   --------------  ------------  --------------


         81,644         -----           -----
       (460,734)     (102,622)         (9,229)
   --------------  ------------  --------------
       (379,090)     (102,622)         (9,229)
   --------------  ------------  --------------
  $    (397,731)   $  (32,606)   $     11,557
   ==============  ============  ==============



  $       3,439    $   30,951    $     37,569
          7,399         4,163           3,598
   --------------  ------------  --------------
         (3,960)       26,788          33,971
   --------------  ------------  --------------


          5,794         -----           -----
        197,475         6,886         (19,428)
   --------------  ------------  --------------
        203,269         6,886         (19,428)
   --------------  ------------  --------------
  $     199,309    $   33,674    $     14,543
   ==============  ============  ==============



  $      10,963    $    6,494    $     14,163
          3,138         1,942           1,297
   --------------  ------------  --------------
          7,825         4,552          12,866
   --------------  ------------  --------------


          1,441        (1,436)         (5,635)
         (4,187)      (10,716)           (740)
   --------------  ------------  --------------
         (2,746)      (12,152)         (6,375)
   --------------  ------------  --------------
  $       5,079    $   (7,600)   $      6,491
   ==============  ============  ==============

                                            F-I-10



                     ACACIA NATIONAL VARIABLE LIFE INSURANCE
                               SEPARATE ACCOUNT I
                       STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998


                                                                  CALVERT VARIABLE SERIES, INC.
                                                                 --------------------------------
                                                                                          SMALL
                                                                    MONEY                  CAP
                                                       TOTAL       MARKET     BALANCED   GROWTH
                                                     ----------  -----------  --------- ---------
                       2000
                       ----
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net Investment income(loss)                      $    135,368 $   169,613  $   2,003  $ (1,858)
  Net realized gain distributions                     3,737,390       -----      7,915     9,726
  Net change in unrealized
  appreciation(depreciation)                         (9,305,962)      -----    (17,187)   (2,839)
                                                     ----------  -----------  --------- ---------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING       (5,433,204)    169,613     (7,269)    5,029
FROM OPERATIONS
NET INCREASE(DECREASE) FROM POLICYOWNER
TRANSACTIONS                                         17,138,728   3,040,212    (64,631)  114,077
                                                     ----------  -----------  --------- ---------
TOTAL INCREASE(DECREASE) IN NET ASSETS               11,705,524   3,209,825    (71,900)  119,106
                                                     ----------  -----------  --------- ---------
NET ASSETS AT JANUARY 1, 2000                        50,118,904   1,604,819    330,649   140,185
                                                     ----------  -----------  --------- ---------
NET ASSETS AT DECEMBER 31, 2000                    $ 61,824,428$  4,814,644  $ 258,749  $259,291
                                                     ==========  ===========  ========= =========


                       1999
                       ----
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net Investment income(loss)                      $   128,777  $    35,910  $   5,519   $  (787)
  Net realized gain distributions                    1,183,273        -----     24,085      -----
  Net change in unrealized
  appreciation(depreciation)                         9,549,077       12,253      1,900    23,977
                                                     ----------  -----------  --------- ---------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING       10,861,127      48,163     31,504    23,190
FROM OPERATIONS
NET INCREASE(DECREASE) FROM POLICYOWNER
TRANSACTIONS                                         14,333,239     860,441    251,997    29,588
                                                     ----------  -----------  --------- ---------
TOTAL INCREASE(DECREASE) IN NET ASSETS               25,194,366     908,604    283,501    52,778
                                                     ----------  -----------  --------- ---------
NET ASSETS AT JANUARY 1, 1999                        24,924,538     696,215     47,148    87,407
                                                     ----------  -----------  --------- ---------
NET ASSETS AT DECEMBER 31, 1999                    $ 50,118,904 $ 1,604,819  $ 330,649  $140,185
                                                     ==========  ===========  ========= =========


                       1998
                       ----
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net Investment income(loss)                      $    964,827 $    16,942  $   3,101  $    517
  Net realized gain(loss) from redemption of fund
  shares                                                 72,743          99        611    (2,513)
  Net change in unrealized
  appreciation(depreciation)                          1,452,308       3,000      1,900    (1,616)
                                                     ----------  -----------  --------- ---------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING        2,489,878      20,041      5,612    (3,612)
FROM OPERATIONS
NET INCREASE(DECREASE) FROM POLICYOWNER
TRANSACTIONS                                         13,558,555     309,331     18,777    44,873
                                                     ----------  -----------  --------- ---------
TOTAL INCREASE(DECREASE) IN NET ASSETS               16,048,433     329,372     24,389    41,261
                                                     ----------  -----------  --------- ---------
NET ASSETS AT JANUARY 1, 1998                         8,876,105     366,843     22,759    46,146
                                                     ----------  -----------  --------- ---------
NET ASSETS AT DECEMBER 31, 1998                    $ 24,924,538  $  696,215   $ 47,148  $ 87,407
                                                     ==========  ===========  ========= =========

(1) Commenced business May 1, 2000.

The accompanying notes are an integral part of these financial statements.

                                            F-I-11




        CALVERT VARIABLE
          SERIES, INC.             THE ALGER AMERICAN FUND            DEUTSCHE ASSET MANAGEMENT
     -----------------------  -----------------------------------  ---------------------------------

                                                                     EAFE
                                                                    EQUITY     EQUITY       SMALL
        MID CAP     INTERNATIONAL            MIDCAP       SMALL      INDEX       500         CAP
       GROWTH      EQUITY      GROWTH      GROWTH    CAPITALIZATION  (1)      INDEX (1)   INDEX (1)
     -----------  ----------  ----------  ---------- ------------  ---------  ----------  ----------

   $     (1,880)$    (9,876)$   (55,136)$   (21,643) $  (35,162) $   (16,347)$   (41,524)$   (5,739)
         16,355     115,860     826,168     298,549   1,539,921       61,997       5,339      6,903
          7,068    (312,798) (1,947,041)   (168,074) (2,769,891)    (448,610)   (840,294)   (62,051)
     -----------  ----------  ----------  ---------- ------------  ---------  ----------  ----------
         21,543    (206,814) (1,176,009)    108,832  (1,265,132)    (402,960)   (876,479)   (60,887)
        (76,325)    806,068   2,541,667   1,103,621   1,018,350    4,146,342  10,386,258  1,398,576
     -----------  ----------  ----------  ---------- ------------  ---------  ----------  ----------
        (54,782)    599,254   1,365,658   1,212,453    (246,782)   3,743,382   9,509,779  1,337,689
     -----------  ----------  ----------  ---------- ------------  ---------  ----------  ----------
        271,341     750,611   5,305,836   1,771,685   4,054,628       -----       -----      -----
     -----------  ----------  ----------  ---------- ------------  ---------  ----------  ----------
   $    216,559 $ 1,349,865 $ 6,671,494 $ 2,984,138 $ 3,807,846  $ 3,743,382 $ 9,509,779 $1,337,689
     ===========  ==========  ==========  ========== ============  =========  ==========  ==========




   $     (1,517)$    (3,020)$   (23,865)$    (9,224) $  (21,737) $    ----- $     ----- $    -----
         20,944      52,658     292,559     152,575     303,027       -----       -----      -----
          2,980     113,538     882,734     257,406     903,837       -----       -----      -----
     -----------  ----------  ----------  ---------- ------------  ---------  ----------  ----------
         22,407     163,176   1,151,428     400,757   1,185,127       -----       -----      -----
        125,068     382,269   1,752,646     519,905     823,820       -----       -----      -----
     -----------  ----------  ----------  ---------- ------------  ---------  ----------  ----------
        147,475     545,445   2,904,074     920,662   2,008,947       -----       -----      -----
     -----------  ----------  ----------  ---------- ------------  ---------  ----------  ----------
        123,866     205,166   2,401,762     851,023   2,045,681       -----       -----      -----
     -----------  ----------  ----------  ---------- ------------  ---------  ----------  ----------
   $    271,341 $   750,611 $ 5,305,836 $ 1,771,685  $4,054,628  $    ----- $     ----- $    -----
     ===========  ==========  ==========  ========== ============  =========  ==========  ==========




   $     12,955 $    14,125 $   218,050 $    34,928  $  160,628  $    ----- $     ----- $    -----
          2,455       1,263      98,690      13,059       4,107       -----       -----      -----
         (1,025)     (5,285)    297,960      98,503      62,991       -----       -----      -----
     -----------  ----------  ----------  ---------- ------------  ---------  ----------  ----------
         14,385      10,103     614,700     146,490     227,726       -----       -----      -----
         98,279     175,356     898,671     387,686   1,009,524       -----       -----      -----
     -----------  ----------  ----------  ---------- ------------  ---------  ----------  ----------
        112,664     185,459   1,513,371     534,176   1,237,250       -----       -----      -----
     -----------  ----------  ----------  ---------- ------------  ---------  ----------  ----------
         11,202      19,707     888,391     316,847     808,431       -----       -----      -----
     -----------  ----------  ----------  ---------- ------------  ---------  ----------  ----------
   $    123,866 $   205,166 $ 2,401,762 $   851,023  $2,045,681  $    ----- $     ----- $    -----
     ===========  ==========  ==========  ========== ============  =========  ==========  ==========



                                            F-I-12


                     ACACIA NATIONAL VARIABLE LIFE INSURANCE
                               SEPARATE ACCOUNT I
                       STATEMENTS OF CHANGES IN NET ASSETS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                      DREYFUS
                                                     FAMILY OF     FIDELITY VARIABLE INSURANCE
                                                       FUNDS                  PRODUCTS
                                                     ----------  ------------------------------------
                                                                                HIGH
                                                       STOCK     EQUITY-INCOME  INCOME     CONTRAFUND
                                                                 S-CLASS 2     S-CLASS     S-CLASS 2
                                                       INDEX        (1)          2 (2)        (1)
                                                     ----------  -----------  ----------  -----------
                       2000
                       ----
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net Investment income(loss)                       $   (4,242) $    (6,750) $       (7) $   (1,131)
  Net realized gain distributions                       69,255        -----       -----       -----
  Net change in unrealized
  appreciation(depreciation)                          (574,460)     121,797        (269)     (9,681)
                                                     ----------  -----------  ----------  -----------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING        (509,447)     115,047        (276)    (10,812)
FROM OPERATIONS
NET INCREASE(DECREASE) FROM POLICYOWNER
TRANSACTIONS                                        (9,358,386)   1,401,852        3,482     304,164
                                                     ----------  -----------  ----------  -----------
TOTAL INCREASE(DECREASE) IN NET ASSETS              (9,867,833)   1,516,899        3,206     293,352
                                                     ----------  -----------  ----------  -----------
NET ASSETS AT JANUARY 1, 2000                       13,349,959       -----       -----       -----
                                                     ----------  -----------  ----------  -----------
NET ASSETS AT DECEMBER 31, 2000                    $ 3,482,126 $  1,516,899  $     3,206  $  293,352
                                                     ==========  ===========  ==========  ===========

                       1999
                       ----
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net Investment income(loss)                      $    35,571 $      ----- $     ----- $     -----
  Net realized gain distributions                       98,876        -----       -----       -----
  Net change in unrealized
  appreciation(depreciation)                         1,835,918        -----       -----       -----
                                                     ----------  -----------  ----------  -----------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING       1,970,365        -----       -----       -----
FROM OPERATIONS
NET INCREASE(DECREASE) FROM POLICYOWNER
TRANSACTIONS                                         4,711,735        -----       -----       -----
                                                     ----------  -----------  ----------  -----------
TOTAL INCREASE(DECREASE) IN NET ASSETS               6,682,100        -----       -----       -----
                                                     ----------  -----------  ----------  -----------
NET ASSETS AT JANUARY 1, 1999                        6,667,859        -----       -----       -----
                                                     ----------  -----------  ----------  -----------
NET ASSETS AT DECEMBER 31, 1999                    $13,349,959 $     ----- $     ----- $     -----
                                                     ==========  ===========  ==========  ===========

                       1998
                       ----
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net Investment income(loss)                      $    92,599 $      ----- $     ----- $     -----
  Net realized gain(loss) from redemption of fund
  shares                                               184,713        -----       -----       -----
  Net change in unrealized
  appreciation(depreciation)                           729,209        -----       -----       -----
                                                     ----------  -----------  ----------  -----------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING       1,006,521        -----       -----       -----
FROM OPERATIONS
NET INCREASE(DECREASE) FROM POLICYOWNER
TRANSACTIONS                                         3,632,941        -----       -----       -----
                                                     ----------  -----------  ----------  -----------
TOTAL INCREASE(DECREASE) IN NET ASSETS               4,639,462        -----       -----       -----
                                                     ----------  -----------  ----------  -----------
NET ASSETS AT JANUARY 1, 1998                        2,028,397        -----       -----       -----
                                                     ----------  -----------  ----------  -----------
NET ASSETS AT DECEMBER 31, 1998                     $6,667,859 $      ----- $     ----- $     -----
                                                     ==========  ===========  ==========  ===========

(1) Commenced business May 1, 2000.
(2) Commenced business June 1, 2000.


The accompanying notes are an integral part of these financial statements.

                                            F-I-13


          FRANKLIN TEMPLETON
    VARIABLE INSURANCE PRODUCTS                NEUBERGER BERMAN                   STRONG VARIABLE
               TRUST                      ADVISORS MANAGEMENT TRUST            INSURANCE FUNDS, INC.
    -----------------------------  ----------------------------------------- --------------------------
        ASSET       INTERNATIONAL   LIMITED
                     SECURITIES     MATURITY                                INTERNATIONAL
    STRATEGY (1)        (1)            BOND        GROWTH      PARTNERS (1)     STOCK       DISCOVERY
    --------------  -------------  ------------- ------------  ------------- ------------  ------------
 $            (55)$      (3,385) $     209,845   $  (17,949) $     (10,338)  $  (23,251) $    (2,658)
            -----         -----          -----      229,405          -----        -----        -----
             (229)        9,069        (26,053)    (235,262)        18,503     (803,050)      31,174
    --------------  -------------  ------------- ------------  ------------- ------------  ------------
             (284)        5,684        183,792      (23,806)         8,165     (826,301)      28,516
           14,623       894,096       (247,233)  (1,407,105)     2,353,472   (3,749,727)    (241,954)
    --------------  -------------  ------------- ------------  ------------- ------------  ------------
           14,339       899,780        (63,441)  (1,430,911)     2,361,637   (4,576,028)    (213,438)
    --------------  -------------  ------------- ------------  ------------- ------------  ------------
            -----         -----      3,140,752    2,722,146          -----    5,099,722      418,111
    --------------  -------------  ------------- ------------  ------------- ------------  ------------
 $         14,339 $     899,780  $   3,077,311   $1,291,235  $   2,361,637   $  523,694  $   204,673
    ==============  =============  ============= ============  ============= ============  ============



 $          ----- $       -----  $     112,894   $  (14,860) $       -----   $  (14,290)   $  (2,621)
            -----         -----          -----       88,404          -----        -----       44,830
            -----         -----        (30,899)     857,225          -----    2,395,242      (15,057)
    --------------  -------------  ------------- ------------  ------------- ------------  ------------
            -----         -----         81,995      930,769          -----    2,380,952       27,152
            -----         -----      1,025,930      243,298          -----      305,865       54,601
    --------------  -------------  ------------- ------------  ------------- ------------  ------------
            -----         -----      1,107,925    1,174,067          -----    2,686,817       81,753
    --------------  -------------  ------------- ------------  ------------- ------------  ------------
            -----         -----      2,032,827    1,548,079          -----    2,412,905      336,358
    --------------  -------------  ------------- ------------  ------------- ------------  ------------
 $          ----- $       -----  $   3,140,752   $2,722,146  $       -----   $5,099,722  $   418,111
    ==============  =============  ============= ============  ============= ============  ============



 $          ----- $       -----  $      46,123   $  178,984  $       -----   $   45,671  $     1,362
            -----         -----          1,107      (18,723)         -----     (206,240)       5,905
            -----         -----         (2,543)      22,943          -----       59,071        8,186
    --------------  -------------  ------------- ------------  ------------- ------------  ------------
            -----         -----         44,687      183,204          -----     (101,498)      15,453
            -----         -----      1,124,307      735,204          -----    1,227,685      112,491
    --------------  -------------  ------------- ------------  ------------- ------------  ------------
            -----         -----      1,168,994      918,408          -----    1,126,187      127,944
    --------------  -------------  ------------- ------------  ------------- ------------  ------------
            -----         -----        863,833      629,671          -----    1,286,718      208,414
    --------------  -------------  ------------- ------------  ------------- ------------  ------------
 $          ----- $       -----  $   2,032,827   $1,548,079  $       -----   $2,412,905  $   336,358
    ==============  =============  ============= ============  ============= ============  ============


                                          F-I-14



                     ACACIA NATIONAL VARIABLE LIFE INSURANCE
                               SEPARATE ACCOUNT I
                       STATEMENTS OF CHANGES IN NET ASSETS
              FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                         VAN ECK
                                                        WORLDWIDE       OPPENHEIMER VARIABLE
                                                       INSURANCE
                                                         TRUST             ACCOUNTS FUND
                                                      -------------  ---------------------------
                                                             HARD       CAPITAL      AGGRESSIVE
                                                          ASSETS     APPRECIATION     GROWTH
                                                        -----------  -------------  ------------
                        2000
                        ----
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net Investment income(loss)                         $      1,278 $    (27,913)  $    (32,688)
  Net realized gain distributions                            -----      334,438        133,915
  Net change in unrealized
  appreciation(depreciation)                               140,443     (178,824)      (664,818)
                                                        -----------  -------------  ------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM        141,721      127,701       (563,591)
OPERATIONS
NET INCREASE(DECREASE) FROM POLICYOWNER TRANSACTIONS       233,421   (1,357,813)       781,839
                                                        -----------  -------------  ------------
TOTAL INCREASE(DECREASE) IN NET ASSETS                     375,142   (1,230,112)       218,248
                                                        -----------  -------------  ------------
NET ASSETS AT JANUARY 1, 2000                            1,034,153    4,322,337      3,236,095
                                                        -----------  -------------  ------------
NET ASSETS AT DECEMBER 31, 2000                       $  1,409,295 $  3,092,225   $  3,454,343
                                                        ===========  =============  ============


                        1999
                        ----
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net Investment income(loss)                         $      3,457 $    (11,579)  $    (17,873)
  Net realized gain distributions                            -----       99,521          -----
  Net change in unrealized
  appreciation(depreciation)                               164,247      634,969      1,323,874
                                                        -----------  -------------  ------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM        167,704      722,911      1,306,001
OPERATIONS
NET INCREASE(DECREASE) FROM POLICYOWNER TRANSACTIONS       284,172    1,345,599        582,546
                                                        -----------  -------------  ------------
TOTAL INCREASE(DECREASE) IN NET ASSETS                     451,876    2,068,510      1,888,547
                                                        -----------  -------------  ------------
NET ASSETS AT JANUARY 1, 1999                              582,277    2,253,827      1,347,548
                                                        -----------  -------------  ------------
NET ASSETS AT DECEMBER 31, 1999                       $  1,034,153 $  4,322,337   $  3,236,095
                                                        ===========  =============  ============


                        1998
                        ----
INCREASE(DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net Investment income(loss)                         $     38,192 $     69,555   $      5,852
  Net realized gain(loss) from redemption of fund
  shares                                                   (41,446)      24,932         10,354
  Net change in unrealized
  appreciation(depreciation)                              (148,313)     224,336        118,634
                                                        -----------  -------------  ------------
NET INCREASE(DECREASE) IN NET ASSETS RESULTING FROM       (151,567)     318,823        134,840
OPERATIONS
NET INCREASE(DECREASE) FROM POLICYOWNER TRANSACTIONS       479,900    1,330,394        856,576
                                                        -----------  -------------  ------------
TOTAL INCREASE(DECREASE) IN NET ASSETS                     328,333    1,649,217        991,416
                                                        -----------  -------------  ------------
NET ASSETS AT JANUARY 1, 1998                              253,944      604,610        356,132
                                                        -----------  -------------  ------------
NET ASSETS AT DECEMBER 31, 1998                       $    582,277 $  2,253,827   $  1,347,548
                                                        ===========  =============  ============


The accompanying notes are an integral part of these financial statements.


                                            F-I-15

            OPPENHEIMER VARIABLE
                ACCOUNTS FUND
----------------------------------------------


      GROWTH &                     STRATEGIC
       INCOME      HIGH INCOME       BOND
    -------------  ------------   ------------
   $     (18,641)  $   70,016    $     20,786
          81,644        -----           -----
        (460,734)    (102,622)         (9,229)
    -------------  ------------   ------------
        (397,731)     (32,606)         11,557
       3,062,174      (25,113)         62,721
    -------------  ------------   ------------
       2,664,443      (57,719)         74,278
    -------------  ------------   ------------
       1,351,804      709,348         504,723
    -------------  ------------   ------------
   $   4,016,247  $   651,629   $     579,001
    =============  ============   ============




   $      (3,960) $    26,788   $      33,971
           5,794        -----           -----
         197,475        6,886         (19,428)
    -------------  ------------   ------------
         199,309       33,674          14,543
         514,599      304,273         214,887
    -------------  ------------   ------------
         713,908      337,947         229,430
    -------------  ------------   ------------
         637,896      371,401         275,293
    -------------  ------------   ------------
   $   1,351,804  $   709,348   $     504,723
    =============  ============   ============




 $         7,825 $      4,552  $       12,866
           1,441       (1,436)         (5,635)
          (4,187)     (10,716)           (740)
    -------------  ------------   ------------
           5,079       (7,600)          6,491
         557,879      309,237         249,444
    -------------  ------------   ------------
         562,958      301,637         255,935
    -------------  ------------   ------------
          74,938       69,764          19,358
    -------------  ------------   ------------
 $       637,896 $    371,401  $      275,293
    =============  ============   ============


                                            F-I-16

                     ACACIA NATIONAL VARIABLE LIFE INSURANCE
                               SEPARATE ACCOUNT I
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND DESCRIPTION OF OPERATIONS

The Acacia National Variable Life Insurance Separate Account I (the Account) began operations on December 1, 1995 as a separate investment account within Acacia National Life Insurance Company (the Company), a wholly owned subsidiary of Acacia Life Insurance Company. The assets of the Account are held by the Company and are segregated from all of the Company's other assets.

The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. At December 31, 2000, there are twenty eight subaccounts within the Account. Five of the subaccounts invest only in a corresponding Portfolio of Calvert Variable Series, Inc. which is a diversified open-end management investment company managed by Calvert Asset Management
Company, Inc. (see note 3). Three of the subaccounts invest only in a corresponding Portfolio of The Alger American Fund which is a diversified open-end management investment company managed by Fred Alger Management, Inc. (Alger Management). Three of the subaccounts invest only in a corresponding Portfolio of Deutsche Asset Management which is a diversified open-end management investment company managed by Deutsche Asset Management. One subaccount invests only in a corresponding Portfolio of Dreyfus Family of Funds which is a diversified open-end management investment company managed by Dreyfus Service Corporation.Three of the subaccounts invest only in a corresponding Portfolio of Fidelity Variable Insurance Products which is a diversified open-end management investment company managed by Fidelity Management and
Research  Company.  Two  of  the  subaccounts  invest  only  in a  corresponding
Portfolio of Franklin Templeton Variable Insurance Products Trust which is a diversified open-end management investment company managed by Templeton Investment Counsel, Inc. Three of the subaccounts invest only in a corresponding Portfolio of Neuberger Berman Advisers Management Trust which is a diversified open-end management investment company managed by Neuberger Berman Management Incorporated. Two of the subaccounts invest only in a corresponding Portfolio of Strong Variable Insurance Funds, Inc. which is a diversified open-end management investment company managed by Strong Capital Management, Inc. One of the subaccounts invest only in a corresponding Portfolio of Van Eck Worldwide Insurance Trust which is a diversified open-end management investment company managed by Van Eck Associates Corporation. Five of the subaccounts invest only in a corresponding Portfolio of Oppenheimer Variable Accounts Fund which is a diversified open-end management investment company managed by Oppenheimer Funds, Inc. Each Portfolio pays the manager a monthly fee for its investments and business affairs.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

CONSISTENCY

Due to changes in the processing environment during 1999, certain information is presented differently between years. In 2000 and 1999, net realized gains/losses on redemption of fund shares is included in net change in unrealized appreciation/depreciation. Capital gain distributions received are reflected in the net realized gain distributions. In 1998, net realized gains and losses on redemption of fund shares are separately presented. Capital gain distributions received from funds are included in dividend distributions received.

VALUATION OF INVESTMENTS

The assets of the Account are carried at the net asset value of the underlying Portfolios. The value of the policyowners' units corresponds to the Account's investment in the underlying subaccounts. The availability of investment portfolio and subaccount options may vary between products. Share transactions and security transactions are accounted for on a trade date basis. However, dividends of $30,157 for the Stock Index Portfolio and $21,938 for the International Stock Fund II Portfolio were received in 1997 and recorded in 1998. All affected policyowner accounts were adjusted.

FEDERAL AND STATE TAXES

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the Internal Revenue Code. The Company has the right to charge the Account any federal income taxes, or provisions for federal income taxes, attributed to the operations of the Account or to the policies funded in the Account. Currently, the Company does not make a charge for income or other taxes. Charges for state and local taxes, if any, attributable to the Account may also be made.


                                     F-I-17

                     ACACIA NATIONAL VARIABLE LIFE INSURANCE
                               SEPARATE ACCOUNT I
                          NOTES TO FINANCIAL STATEMENTS


2.  POLICYOWNER CHARGES

The Company charges the Account for mortality and expense risks assumed. A daily charge is made on the average daily value of the net assets representing equity of policyowners held in each subaccount per each product's current policy provisions. Additional charges are made at intervals and in amounts per each product's current policy provisions. These charges are prorated against the balance in each investment option of the policyowner, including the Fixed Account option which is not reflected in this separate account.

3.  RELATED PARTIES

Calvert Asset Management Company, Inc., an affiliate of the Company, serves as an investment advisor to the Calvert Variable Series, Inc. Social Money Market, Social Balanced, Social Small Cap Growth, Social Mid Cap Growth and Social International Equity Portfolios. The Advisors Group, Inc., an affiliate of the Company, acts as a principal underwriter of the policies pursuant to an underwriting agreement with the Company.


                                     F-I-18

                     ACACIA NATIONAL VARIABLE LIFE INSURANCE
                               SEPARATE ACCOUNT I
                          NOTES TO FINANCIAL STATEMENTS



4. UNITS OWNED
--------------
Units owned are as follows:



                                                 CALVERT VARIABLE SERIES, INC.
                              --------------------------------------------------------------------
                                                           SMALL CAP      MID CAP    INTERNATIONAL
                              MONEY MARKET   BALANCED       GROWTH        GROWTH        EQUITY
                              ------------- ------------  ------------  ------------ -------------

Units owned at January 1, 2000   1,365,876       18,502        10,097        15,794        43,130
Units acquired                  18,806,731       57,154        42,250        28,617       273,933
Units disposed                  16,347,483       60,109        34,621        33,065       222,910
                              ------------- ------------  ------------  ------------ -------------
Units owned at
December 31, 2000                3,825,124       15,547        17,726        11,346        94,153
                              ============= ============  ============  ============ =============


Units owned at January 1, 1999     598,035        2,990         7,476         7,670        15,712
Units acquired                   5,307,754       17,585         7,132        26,315        33,694
Units disposed                   4,539,913        2,073         4,511        18,191         6,276
                              ------------- ------------  ------------  ------------ -------------
Units owned at
December 31, 1999                1,365,876       18,502        10,097        15,794        43,130
                              ============= ============  ============  ============ =============


Units owned at January 1, 1998     330,489        1,678         3,703           900         1,788
Units acquired                   2,498,903        2,971         5,008         7,984        17,004
Units disposed                   2,231,357        1,659         1,235         1,214         3,080
                              ------------- ------------  ------------  ------------ -------------
Units owned at
December 31, 1998                  598,035        2,990         7,476         7,670        15,712
                              ============= ============  ============  ============ =============


                                     F-I-19


              THE ALGER AMERICAN FUND                      DEUTSCHE ASSET MANAGEMENT
   ----------------------------------------------  -------------------------------------------

                                                      EAFE          EQUITY
                      MIDCAP          SMALL          EQUITY          500          SMALL CAP
      GROWTH          GROWTH       CAPITALIZATION     INDEX         INDEX           INDEX
   --------------  --------------  -------------   ------------  -------------  --------------

         188,423          80,307        212,186          -----          -----           -----
         478,518         183,457        288,448        883,157      1,528,444         317,096
         390,138         139,642        226,845        551,030        834,340         196,562
   --------------  --------------  -------------   ------------  -------------  --------------
         276,803         124,122        273,789        332,127        694,104         120,534
   ==============  ==============  =============   ============  =============  ==============


         113,872          50,595        153,159          -----          -----           -----
         146,269          79,523        151,870          -----          -----           -----
          71,718          49,811         92,843          -----          -----           -----
   --------------  --------------  -------------   ------------  -------------  --------------
         188,423          80,307        212,186          -----          -----           -----
   ==============  ==============  =============   ============  =============  ==============


          62,387          24,543         69,933          -----          -----           -----
          78,302          32,437        103,745          -----          -----           -----
          26,817           6,385         20,519          -----          -----           -----
   --------------  --------------  -------------   ------------  -------------  --------------
         113,872          50,595        153,159          -----          -----           -----
   ==============  ==============  =============   ============  =============  ==============


                                     F-I-20

                           ACACIA NATIONAL VARIABLE LIFE INSURANCE
                                     SEPARATE ACCOUNT I
                                NOTES TO FINANCIAL STATEMENTS



   4. UNITS OWNED (CONTINUED)
   --------------------------
   Units owned are as follows:


                                       DREYFUS
                                      FAMILY OF
                                        FUNDS         FIDELITY VARIABLE INSURANCE PRODUCTS
                                    --------------  ------------------------------------------


                                        STOCK       EQUITY-INCOME  HIGH INCOME    CONTRAFUND
                                        INDEX         S-CLASS 2     S-CLASS 2     S-CLASS 2
                                    --------------  -------------- ------------- -------------

   Units owned at January 1, 2000         533,318           -----         -----         -----
   Units acquired                         293,192         179,054           402        24,306
   Units disposed                         592,356         119,024             7        11,827
                                    --------------  -------------- ------------- -------------
   Units owned at December 31, 2000       234,154          60,030           395        12,479
                                    ==============  ============== ============= =============


   Units owned at January 1, 1999         320,865           -----         -----         -----
   Units acquired                         357,435           -----         -----         -----
   Units disposed                         144,982           -----         -----         -----
                                    --------------  -------------- ------------- -------------
   Units owned at December 31, 1999       533,318           -----         -----         -----
                                    ==============  ============== ============= =============


   Units owned at January 1, 1998         125,133           -----         -----         -----
   Units acquired                         230,164           -----         -----         -----
   Units disposed                          34,432           -----         -----         -----
                                    --------------  -------------- ------------- -------------
   Units owned at December 31, 1998       320,865           -----         -----         -----
                                    ==============  ============== ============= =============


                                     F-I-21



     FRANKLIN TEMPLETON                   NEUBERGER BERMAN                 STRONG VARIABLE
VARIABLE INSURANCE PRODUCTS
           TRUST                     ADVISORS MANAGEMENT TRUST          INSURANCE FUNDS, INC.
-----------------------------   -------------------------------------   -----------------------

                                 LIMITED
      ASSET      INTERNATIONAL  MATURITY                                INTERNATIONAL
    STRATEGY     SECURITIES       BOND         GROWTH      PARTNERS       STOCK     DISCOVERY
   ------------  ------------   ----------  -------------  ----------   -----------------------
         -----         -----      263,134        112,854       -----       297,791      33,373
         1,122       115,077    7,427,644        228,409     422,494       470,221      12,682
           369        66,615    7,446,379        279,658     275,591       716,878      30,195
   ------------  ------------   ----------  -------------  ----------   ------------ ----------
           753        48,462      244,399         61,605     146,903        51,134      15,860
   ============  ============   ==========  =============  ==========   ============ ==========


         -----         -----      173,713         97,419       -----       262,868      28,197
         -----         -----      200,479         48,449       -----       258,376      91,292
         -----         -----      111,058         33,014       -----       223,453      86,116
   ------------  ------------   ----------  -------------  ----------   ------------ ----------
         -----         -----      263,134        112,854       -----       297,791      33,373
   ============  ============   ==========  =============  ==========   ============ ==========


         -----         -----       77,059         45,761       -----       137,912      18,742
         -----         -----      136,118         65,880       -----       201,600      14,670
         -----         -----       39,464         14,222       -----        76,644       5,215
   ------------  ------------   ----------  -------------  ----------   ----------- -----------
         -----         -----      173,713         97,419       -----       262,868      28,197
   ============  ============   ==========  =============  ==========   =========== ===========

                                     F-I-22

                     ACACIA NATIONAL VARIABLE LIFE INSURANCE
                               SEPARATE ACCOUNT I
                          NOTES TO FINANCIAL STATEMENTS


    4. UNITS OWNED
    (CONTINUED)
    -----------
    Units owned are as
    follows:

                                     VAN ECK
                                    WORLDWIDE                   OPPENHEIMER VARIABLE
                                 INSURANCE TRUST                    ACCOUNTS FUND
                               --------------------   ------------------------------------------
                                                            CAPITAL             AGGRESSIVE
                                   HARD ASSETS           APPRECIATION             GROWTH
                               --------------------   --------------------  --------------------

    Units owned at January 1, 2000         108,328                202,934               123,920
    Units acquired                         472,193                549,645            12,196,315
    Units disposed                         446,935                607,386            11,293,371
                               --------------------   --------------------  --------------------
    Units owned at
    December 31, 2000                      133,586                145,193             1,026,864
                               ====================   ====================  ====================


    Units owned at January 1, 1999          73,721                150,216                95,687
    Units acquired                         105,757                135,346               159,858
    Units disposed                          71,150                 82,628               131,625
                               --------------------   --------------------  --------------------
    Units owned at
    December 31, 1999                      108,328                202,934               123,920
                               ====================   ====================  ====================


    Units owned at January 1, 1998          22,198                 49,967                28,422
    Units acquired                          59,926                119,856                77,765
    Units disposed                           8,403                 19,607                10,500
                               --------------------   --------------------  --------------------
    Units owned at
    December 31, 1998                       73,721                150,216                95,687
                               ====================   ====================  ====================


                                     F-I-23

                   OPPENHEIMER VARIABLE
                      ACCOUNTS FUND
-----------------------------------------------------------


        GROWTH &                              STRATEGIC
         INCOME          HIGH INCOME            BOND
    -----------------  -----------------   ----------------

              82,912             61,136             44,565
             658,673             80,166            229,038
             471,935             82,114            216,643
    -----------------  -----------------   ----------------
             269,650             59,188             56,960
    =================  =================   ================


              47,458             33,313             24,847
              93,705             60,039             54,441
              58,251             32,216             34,723
    -----------------  -----------------   ----------------
              82,912             61,136             44,565
    =================  =================   ================


               5,836              6,274              1,797
              48,498             33,123             77,960
               6,876              6,084             54,910
    -----------------  -----------------   ----------------
              47,458             33,313             24,847
    =================  =================   ================

                                     F-I-24

INDEPENDENT AUDITORS' REPORT


To the Board of Directors
Acacia National Life Insurance Company
Bethesda, Maryland

We have audited the accompanying statements of admitted assets, liabilities, and surplus - statutory basis of Acacia National Life Insurance Company (a wholly owned subsidiary of Acacia Life Insurance Company) as of December 31, 2000 and 1999, and the related statements of operations - statutory basis, changes in surplus - statutory basis, and cash flows - statutory basis for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described more fully in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Bureau of Insurance, State Corporation Commission of the Commonwealth of Virginia, which practices differ from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of Acacia National Life Insurance Company as of December 31, 2000 and 1999, or the results of its operations or its cash flows for the years then ended.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of Acacia National Life Insurance Company as of December 31, 2000 and 1999, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note 1.



/s/ Deloitte & Touche LLP

Lincoln, Nebraska
February 16, 2001 (April 9, 2001 as to Note 9)


                                     F-II-1

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

    STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND SURPLUS - STATUTORY BASIS
                         (COLUMNAR AMOUNTS IN THOUSANDS)

                                                                                        DECEMBER 31
                                                                      ------------------------------------------------
                         ADMITTED ASSETS                                      2000                      1999
                         ---------------                              ----------------------    ----------------------

    Investments
      Bonds                                                        $              472,273    $              522,328
      Mortgage loans                                                                  854                       894
      Preferred stocks                                                                 70                        70
      Common stocks                                                                   473                       385
      Short-term investments                                                       15,525                     5,685
      Other investments                                                               447                       495
      Loans on insurance policies                                                   9,109                     7,955
                                                                      ----------------------    ----------------------

          Total investments                                                       498,751                   537,812

    Cash                                                                            2,121                     5,195
    Accrued investment income                                                       8,686                     9,157
    Reinsurance recoverable - affiliate                                             1,863                     1,162
    Income taxes receivable - affiliate                                             4,012                     1,203
    Other assets                                                                      348                       370
    Separate accounts                                                             170,582                   140,638
                                                                      ----------------------    ----------------------

                                                                   $              686,363    $              695,537
                                                                      ======================    ======================

                     LIABILITIES AND SURPLUS

  LIABILITIES
    Life and annuity reserves                                      $              434,988    $              464,615
    Funds left on deposit                                                          47,091                    65,002
    Reserve for unpaid claims                                                         190                     1,461
    Interest maintenance reserve                                                    1,224                     1,684
    Accrued separate account transfers                                             (9,023)                   (7,702)
    Accounts payable - affiliates                                                     581                       999
    Other liabilities                                                               3,693                     2,927
    Asset valuation reserve                                                           214                     1,805
    Separate accounts                                                             170,582                   140,638
                                                                      ----------------------    ----------------------

                                                                                  649,540                   671,429
                                                                      ----------------------    ----------------------

SURPLUS
    Preferred stock, 8% non-voting, non-cumulative, $1,000 par value,
      10,000 shares authorized; 6,000 shares issued and outstanding                 6,000                     6,000
    Common stock, $170 par value; 15,000 shares authorized,
      issued and outstanding                                                        2,550                     2,550
    Additional paid-in capital                                                     28,450                    13,450
    Retained earnings (deficit)                                                      (177)                    2,108
                                                                      ----------------------    ----------------------

                                                                                   36,823                    24,108
                                                                      ----------------------    ----------------------

                                                                   $              686,363    $              695,537
                                                                      ======================    ======================


The accompanying notes are an integral part of these statutory basis financial statements.



                                     F-II-2

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                    STATEMENTS OF OPERATIONS-STATUTORY BASIS
                                 (IN THOUSANDS)


                                                                                  YEARS ENDED DECEMBER 31
                                                                      ------------------------------------------------
                                                                               2000                      1999
                                                                      ------------------------   ---------------------
INCOME
    Premium income                                                  $               85,364     $            79,057
    Less net reinsurance:
      Yearly renewable term                                                        (19,805)                 (5,318)
                                                                      ------------------------   ---------------------
        Net premium income                                                          65,559                  73,739
    Funds left on deposit                                                            5,652                   8,257
    Net investment income                                                           41,480                  41,553
    Miscellaneous insurance income                                                  16,169                   1,481
                                                                      ------------------------   ---------------------

                                                                                   128,860                 125,030
                                                                      ------------------------   ---------------------

EXPENSES
    Benefits to policyowners                                                       110,657                  86,472
    Decrease in reserves                                                           (47,538)                (15,569)
    Commissions                                                                      9,316                   7,256
    General insurance expenses                                                      11,608                  13,562
    Taxes, licenses and fees                                                         1,949                   2,154
    Amortization of goodwill                                                           405                     382
    Net premium transferred to
      separate accounts                                                             41,811                  34,764
                                                                      ------------------------   ---------------------

                                                                                   128,208                 129,021
                                                                      ------------------------   ---------------------
    Income (loss) before federal income
        taxes and realized capital losses                                              652                  (3,991)

    Income tax expense (benefit)                                                       134                    (439)
                                                                      ------------------------   ---------------------

    Income (loss) before realized capital losses                                       518                  (3,552)

    Realized capital losses net of tax of ($944) and ($972)
      and transfers to interest maintenance reserve
      of ($190) and ($1,111) for 2000 and 1999, respectively)                       (5,611)                 (6,244)
                                                                      ------------------------   ---------------------

    Net loss                                                       $                (5,093)      $          (9,796)
                                                                      ========================   =====================




The accompanying notes are an integral part of these statutory basis financial statements.



                                     F-II-3

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

               STATEMENTS OF CHANGES IN SURPLUS - STATUTORY BASIS

                 FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999

                          (IN THOUSANDS, EXCEPT SHARES)




                                             Preferred Stock         Common Stock       Additional    Retained
                                           ------------------    -----------------       Paid-in      Earnings
                                            Shares     Amount      Shares    Amount      Capital     (Deficit)        Total
                                          ----------  --------    --------  --------    ---------  -----------       --------

BALANCE, January 1, 1999                     6,000  $   6,000       15,000 $   2,550  $     13,450 $     9,690  $      31,690

Change in non-admitted assets                    -          -            -         -             -          (3)            (3)

Change in net unrealized capital gains           -          -            -         -             -      (1,491)        (1,491)

Transfer from asset valuation reserve            -          -            -         -             -       3,708          3,708

Net loss                                         -          -            -         -             -      (9,796)        (9,796)
                                            --------  ----------  ---------  ---------  -----------  -----------   ------------

BALANCE, December 31, 1999                   6,000      6,000       15,000     2,550        13,450       2,108         24,108

Capital contribution from Acacia Life            -          -            -         -        15,000           -         15,000

Change in non-admitted assets                    -          -            -         -             -         790            790

Change in net unrealized capital gains           -          -            -         -             -         427            427

Transfer from asset valuation reserve            -          -            -         -             -       1,591          1,591

Net loss                                         -          -            -         -             -      (5,093)        (5,093)
                                            --------  ---------------------  ---------  -----------  -----------   ------------

BALANCE, December 31, 2000                   6,000  $   6,000       15,000 $   2,550  $     28,450 $      (177) $      36,823
                                            ========  ========== =========  ========== ============  =========== ===============




The accompanying notes are an integral part of these statutory basis financial statements.



                                     F-II-4

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                   STATEMENTS OF CASH FLOWS - STATUTORY BASIS
                                 (IN THOUSANDS)



                                                                                   YEARS ENDED DECEMBER 31
                                                                      ---------------------------------------------------
                                                                                2000                       1999
                                                                      --------------------------  -----------------------
OPERATING ACTIVITIES:
    Net premium income received                                     $                 83,766    $              74,462
    Miscellaneous insurance income                                                     3,033                    8,904
    Net investment income received                                                    42,329                   43,690
    Net premium transferred to separate accounts                                     (42,372)                 (37,511)
    Benefits paid to policyowners                                                   (107,795)                 (89,096)
    Commissions, expenses and taxes, other than federal income tax                   (23,651)                 (21,394)
    Federal income taxes                                                              (1,999)                     608
    Other operating income and disbursements                                          (4,744)                  (7,174)
                                                                      --------------------------  -----------------------

    Net cash used in operating activities                                            (51,433)                 (27,511)
                                                                      --------------------------  -----------------------


INVESTING ACTIVITIES:
    Proceeds from investments sold, matured or repaid                                149,867                  337,366
    Purchase of investments                                                         (105,514)                (312,277)
    Change in loans on insurance policies                                             (1,154)                    (376)
                                                                      --------------------------  -----------------------

    Net cash provided by investing activities                                         43,199                   24,713
                                                                      --------------------------  -----------------------


FINANCING ACTIVITIES:
    Capital contribution from Acacia Life                                             15,000                        -
                                                                      --------------------------  -----------------------

NET INCREASE (DECREASE) IN CASH AND
    SHORT-TERM INVESTMENTS                                                             6,766                   (2,798)

CASH AND SHORT-TERM INVESTMENTS-
    BEGINNING OF PERIOD                                                               10,880                   13,678
                                                                      --------------------------  -----------------------

CASH AND SHORT-TERM INVESTMENTS-
    END OF PERIOD                                                  $                  17,646    $              10,880
                                                                      ==========================  =======================



 The accompanying notes are an integral part of these statutory basis financial statements.



                                     F-II-5

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                 FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999
                                 (IN THOUSANDS)

1.  BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND NATURE OF OPERATIONS
Acacia National Life Insurance Company (the Company) is a wholly owned subsidiary of Acacia Life Insurance Company (Acacia Life). Acacia Life is a wholly owned subsidiary of Ameritas Holding Company (AHC) which is a wholly owned subsidiary of Ameritas Acacia Mutual Holding Company (AAMHC).

Effective January 1, 1999 Ameritas Mutual Insurance Holding Company (AMIHC) and Acacia Mutual Holding Corporation (AMHC) merged to form AAMHC. In addition their two wholly owned subsidiaries, Ameritas Holding Company and Acacia Financial Group, Ltd. (AFG), merged to form AHC. The business combination was accounted for as a pooling of interests.

The Company, domiciled in Virginia, underwrites and markets variable, deferred and immediate annuities and variable life insurance products within the United States and is licensed to operate in 46 states and the District of Columbia.

Non-insurance products and services are offered by an affiliate of the Company, Acacia Financial Corporation (AFC), a wholly owned subsidiary of Acacia Life, which is a holding company of several financial service companies. Principal subsidiaries of AFC include: Calvert Group Ltd. (Calvert), a provider of investment advisory, management and administrative services to The Calvert Group of mutual funds; Acacia Federal Savings Bank (AFSB), a federally chartered savings bank; and The Advisors Group, Inc. (TAG), a broker/dealer.

In addition to Acacia Life, AHC is also a 100% owner of Ameritas Life Insurance Corp. (Ameritas) an insurance company domiciled in Nebraska.

BASIS OF PRESENTATION
The accompanying financial statements have been prepared, except as to form, on the basis of accounting practices prescribed or permitted by the Bureau of Insurance, State Corporate Commission of the Commonwealth of Virginia (statutory basis or SAP), which are designed primarily to demonstrate ability to meet claims of policyowners. These practices differ in certain respects, which in some cases may be material, from generally accepted accounting principles (GAAP) applied in the presentation of financial condition and results of operations on the "going concern" basis commonly followed by other types of enterprises.

In March of 1998, the National Association of Insurance Commissioners adopted the Codification of Statutory Accounting Principles (Codification). The Codification, which is intended to standardize regulatory accounting and reporting to the state insurance departments, is effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The state of Virginia will require adoption of Codification for the preparation of statutory financial statements effective January 1, 2001. The Company estimates that the adoption of Codification will increase the Company's statutory net worth as of January 1, 2001 by approximately $4,000 to $5,000 which primarily relates to accounting principles regarding deferred taxes, adjustments to the carrying amount of the interest maintenance reserve and the admission of goodwill as an asset.

The accompanying statutory financial statements vary in some respects from generally accepted accounting principles. The most significant differences include: (a) bonds are generally carried at amortized cost rather than being valued at either amortized cost or fair value based on their classification according to the Company's ability and intent to hold or trade the securities;
(b) costs related to acquiring new business are charged to operations as incurred and not deferred, whereas premiums are taken into income on a pro rata basis over the respective term of the policies; (c) policy reserves are carried at amounts which approximate surrender values rather than accumulation values and statutory investment reserves are established; (d) a provision has not been made for



                                     F-II-6

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                 FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999
                                 (IN THOUSANDS)

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
federal income taxes resulting from all of the cumulative differences in assets and liabilities determined on a tax return and financial statement basis; and
(e) changes in certain assets designated as "non-admitted" assets have been charged to surplus.

The Company does not prepare separate company financial statements on a GAAP basis and the impact of the difference between the statutory basis and GAAP is not practicably determinable for the purpose of separate company GAAP financial statements.

USE OF ESTIMATES
The preparation of financial statements in conformity with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The principal accounting and reporting practices followed are:

INVESTMENTS
Investments are reported according to valuation procedures prescribed by the National Association of Insurance Commissioners (NAIC), and generally: bonds and mortgage loans are valued at amortized cost; preferred stock at cost; common stock at fair value; other investments, venture capital partnerships, are carried on the equity method; and separate account assets are carried at fair value.

Realized capital gains and losses, including valuation allowances on specific investments, are recorded in the statement of operations and unrealized gains and losses are credited or charged to retained earnings (deficit).

Short-term investments consists of mutual funds carried at cost and fixed maturity securities that when purchased have a remaining maturity of less than one year. At December 31, 2000 and 1999, the Company had short-term investments of $5,300 and $3,075, respectively, in various mutual funds to which an affiliate of the Company is the advisor.

SEPARATE ACCOUNTS
The Company operates separate accounts on which the earnings or losses accrue exclusively to contract holders. The assets (mutual fund investments) and liabilities of each account are clearly identifiable and distinguishable from other assets and liabilities of the Company. Amounts are reported at fair value.

NON-ADMITTED ASSETS
Certain assets (primarily goodwill) are designated as "non-admitted" under statutory accounting requirements. These assets are excluded from the statements of admitted assets, liabilities and surplus by adjustments to retained earnings (deficit). Total "non-admitted assets" were $2,191 and $2,981 in 2000 and 1999, respectively.

RESERVES
Life policy reserves are computed by using the Commissioners Reserve Valuation Method (CRVM) and the Commissioners Standard Ordinary Mortality table. Annuity reserves are calculated using the Commissioners Annuity Reserve Valuation Method (CARVM) and the maximum valuation interest rate; for annuities with life contingencies, the prescribed valuation mortality table is used. Reserves for unpaid claims include claims reported and unpaid and claims not yet reported, the latter estimated on the basis of historical experience. As such amounts are necessarily estimates, the ultimate liability will differ from the amount recorded and will be reflected in operations when additional information becomes known.



                                     F-II-7

                     ACACIA NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                 FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999
                                 (IN THOUSANDS)

1. BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
RESERVES (CONTINUED)
Accrued separate account transfers primarily consist of the amount of policyholder account values over modified reserves used in the separate account, such as the use of CARVM and CRVM.

The interest maintenance reserve (IMR) is calculated based on the prescribed methods developed by the NAIC. Realized gains and losses, net of tax, resulting from interest rate changes on fixed income investments are deferred and credited to this reserve. These gains and losses are then amortized into investment income over what would have been the remaining years to maturity of the underlying investment. Amortization included in net investment income was $270 and $407 for 2000 and 1999, respectively.

The asset valuation reserve (AVR) is a required appropriation of surplus to provide for possible losses that may occur on certain investments held by the Company. The reserve is computed based on holdings of bonds, stocks, and short-term investments and realized and unrealized gains and losses, other than those resulting from interest rate changes. Changes in the reserve are charged or credited to retained earnings (deficit).

INCOME TAXES
The Company, beginning in 1999, files a consolidated tax return with Acacia Life Insurance Company. Prior to 1999, the Company filed a consolidated return with Acacia Mutual Holding Corporation and its subsidiaries. An agreement among the members of the consolidated group, generally, provides for distribution of consolidated tax results as if filed on a separate return basis.

The Company's federal income tax returns have been examined by and settled with the Internal Revenue Service through 1995.

Under statutory accounting practices, no provision is made for deferred federal income taxes related to temporary differences between statutory and taxable income. Such temporary differences arise primarily from capitalization and amortization of deferred policy acquisition costs, certain reserve calculations and recognition of realized gains or losses on sales of bonds.

Federal income tax regulations allowed certain special deductions for 1983 and prior years which are accumulated in a memorandum tax account designated as "policyholders' surplus". Generally, this policyholders' surplus account (PSA) will become subject to tax at the then current rates only if the accumulated PSA exceeds certain maximum limitations or if certain cash distributions are deemed to be paid out of the account. At December 31, 2000 and 1999, the Company has $6,600 in their policyholders' surplus accounts which is not reflected in the financial statements.

RECOGNITION OF PREMIUM INCOME AND RELATED EXPENSES
Premiums are reported as income when collected over the premium paying periods of the policies. Annuity and fund deposits are included as income when received. Policy acquisition costs, such as commissions and other marketing and issuance expenses incurred in connection with acquiring new business, are charged to operations as incurred. Premium income consists of:
                                                       Years Ended December 31
                                                  ----------------------------
                                                       2000               1999
------------------------------------------------------------------------------
-Life                                               $ 33,385          $ 27,747
------------------------------------------------------------------------------
Annuity                                               51,979            51,310
------------------------------------------------------------------------------
                                                    $ 85,364          $ 79,057
------------------------------------------------------------------------------



                                     F-II-8

                    ACACIA NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                 FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999
                                 (IN THOUSANDS)

2.  FINANCIAL INSTRUMENTS

The following methods and assumptions were used to estimate the fair value of each class of financial instrument for which it is practicable to estimate a value:

         BONDS -- For publicly traded securities, fair value is determined using an independent pricing source. For securities without a readily ascertainable fair value, fair value has been determined using an interest rate spread matrix based upon quality, weighted average maturity and Treasury yields.

         MORTGAGE LOANS -- Mortgage loans in good standing are valued on the basis of discounted cash flow. The interest rate that is assumed is based upon the weighted average term of the mortgage and appropriate spread over Treasuries. There were no mortgage loans in default at December 31, 2000.

         PREFERRED STOCKS -- For publicly traded securities, fair value is determined using an independent pricing source.

         COMMON STOCKS -- For publicly traded securities, fair value is determined using an independent pricing source.

         SHORT-TERM INVESTMENTS -- The carrying amount approximates fair value because of the short maturity of these instruments.

         LOANS ON INSURANCE POLICIES -- Fair values for loans on insurance policies are estimated using a discounted cash flow analysis at interest rates currently offered for similar loans. Loans on insurance policies with similar characteristics are aggregated for purposes of the calculations.

         CASH, ACCRUED INVESTMENT INCOME, REINSURANCE RECOVERABLE-AFFILIATE -- The carrying amount equals fair value.

         INVESTMENT-TYPE CONTRACTS -- Reserves held on investment-type insurance contracts, i.e. contracts which do not contain significant morbidity risks, are carried at amounts which approximate fair value.

         FUNDS LEFT ON DEPOSIT -- Funds on deposit which do not have fixed maturities are carried at the amount payable on demand at the reporting date.






                                     F-II-9

                    ACACIA NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                 FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999
                                 (IN THOUSANDS)

2.  FINANCIAL INSTRUMENTS (CONTINUED)

The estimated fair values of the Company's financial instruments are as follows:


                                                                              DECEMBER 31,
                                                  -------------------------------------------------------------------
                                                               2000                                1999
                                                  ------------------------------     --------------------------------
                                                    CARRYING           FAIR              CARRYING           FAIR
                                                     AMOUNT           VALUE               AMOUNT           VALUE
---------------------------------------------------------------------------------------------------------------------
Financial assets:
---------------------------------------------------------------------------------------------------------------------
   Bonds                                              $ 472,273        $ 479,755           $ 522,328       $ 518,824
   Preferred stocks                                          70               80                  70             106
   Common stocks                                            473              473                 385             385
   Mortgage loans                                           854              905                 894             861
   Short-term investments                                15,525           15,525               5,685           5,685
   Loans on insurance policies                            9,109            6,899               7,955           6,816
   Cash                                                   2,121            2,121               5,195           5,195
   Accrued investment income                              8,686            8,686               9,157           9,157
   Reinsurance recoverable-affiliate                      1,863            1,863               1,162           1,162
Financial Liabilities:
   Investment-type contracts                          $ 326,229        $ 326,229           $ 357,515       $ 357,515
   Funds left on deposit                                 47,091           47,091              65,002          65,002

These values do not necessarily represent the value for which the financial instrument could be sold.


3.  INVESTMENTS

The table below provides additional information relating to bonds and stocks held by the Company as of December 31, 2000:


                                                                              DECEMBER 31, 2000
                                                       -----------------------------------------------------------------
                                                           AMORTIZED          GROSS UNREALIZED              FAIR
                                                                            --------------------------
                                                             COST           GAINS          LOSSES           VALUE
------------------------------------------------------------------------------------------------------------------------
   U.S. Corporate                                         $ 255,707       $ 10,817      $   6,609        $  259,915
------------------------------------------------------------------------------------------------------------------------
   Mortgage-backed                                           94,446          1,758            358            95,846
------------------------------------------------------------------------------------------------------------------------
   U.S. Treasury securities and obligations
     of U.S. government agencies                             63,765          4,954             50            68,669
   Foreign                                                   16,632            291             99            16,824
   Asset backed                                              41,723            315          3,537            38,501
------------------------------------------------------------------------------------------------------------------------
   Total bonds                                            $ 472,273       $ 18,135      $  10,653        $  479,755
------------------------------------------------------------------------------------------------------------------------
   Preferred stocks                                         $    70        $    10        $     -          $     80
------------------------------------------------------------------------------------------------------------------------
   Common stocks                                          $   1,050        $     -       $    577          $    473
------------------------------------------------------------------------------------------------------------------------



                                    F-II-10

                    ACACIA NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                 FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999
                                 (IN THOUSANDS)

3.  INVESTMENTS (CONTINUED)

The comparative data as of December 31, 1999 is summarized as follows:


                                                                                DECEMBER 31, 1999
                                                          ----------------------------------------------------------------
                                                          AMORTIZED             GROSS UNREALIZED              FAIR
                                                                           -----------------------------
                                                            COST             GAINS           LOSSES           VALUE
-------------------------------------------------------------------------------------------------------------------------
   U.S. Corporate                                        $   292,892       $  7,649        $   8,603       $ 291,938
-------------------------------------------------------------------------------------------------------------------------
   Mortgage-backed                                          102,157             803            2,465         100,495
   U.S. Treasury securities and obligations
      of U.S. government agencies                            68,397           3,284              314          71,367
   Foreign                                                   15,237              15              603          14,649
   Asset backed                                              43,645               9            3,279          40,375
-------------------------------------------------------------------------------------------------------------------------
   Total bonds                                          $   522,328       $  11,760        $  15,264       $ 518,824
-------------------------------------------------------------------------------------------------------------------------
   Preferred stocks                                       $      70       $      36         $      -        $    106
-------------------------------------------------------------------------------------------------------------------------
   Common stocks                                         $    1,137       $       -         $    752        $    385


The amortized cost and fair value of bonds at December 31, 2000 are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                  AMORTIZED             FAIR
                                                    COST               VALUE
------------------------------------------------------------------------------
Due in one year or less                         $   29,705         $   30,309
Due after one year through five years              138,482            140,202
Due after five years through ten years              73,877             76,930
Due after ten years                                 94,040             97,967
Mortgage-backed securities                          94,446             95,846
Asset backed                                        41,723             38,501
------------------------------------------------------------------------------
     Total                                      $  472,273         $  479,755
------------------------------------------------------------------------------

At December 31, 2000, the Company had bonds with a book value of $6,855 and a fair value of $7,700 on deposit with various State Insurance Departments.

Sales of bond investments in 2000 and 1999 resulted in proceeds of $109,950 and $294,291, respectively. Gains of $453 and $1,489 and losses of $793 and $3,316 were realized on those sales in 2000 and 1999, respectively.

The Company's bond investment portfolio is predominantly comprised of investment grade securities. At December 31, 2000 and 1999, approximately $29,295 and $40,760, respectively, in bonds (6.0% and 7.7%, respectively, of the total bond portfolio) are considered "below investment grade". Securities are classified as "below investment grade" by utilizing rating criteria established by the NAIC. During 2000 and 1999, the Company recorded other than temporary write downs on bonds of $6,363 and $6,759, respectively.



                                    F-II-11

                    ACACIA NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                 FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999
                                 (IN THOUSANDS)

4.  RELATED PARTY TRANSACTIONS

Since the Company has no employees, affiliates (primarily Acacia Life and Ameritas and its subsidiaries) provide technical, financial, legal, marketing and investment advisory support to the Company under various administrative service agreements. The cost of these services to the Company for the years ended December 31, 2000 and 1999 was $12,470 and $15,929, respectively.

The Company entered into reinsurance agreements (yearly renewable term) with affiliates. Under these agreements, these affiliates assume life insurance risk in excess of the Company's retention limit. These reinsurance contracts do not relieve the Company of its obligations to its policyowners (see footnote 5).

The assets of the defined contribution plan under Internal Revenue Code Section 401(k) for the employees of Acacia Life include an investment in a deposit administration contract with the Company of $18,305 at December 31, 1999. During 2000, these funds were withdrawn from the Company and deposited with Ameritas.

The Company's Variable Universal Life and Variable Annuity products are distributed through TAG. Policies placed by this affiliate generated commission expense of $6,032 and $4,402 for the years ended December 31, 2000 and 1999, respectively.

5.  REINSURANCE

The Company reinsures all life insurance risks over its retention limit of ten thousand per policy under yearly renewable term insurance agreements with Acacia Life and several other non-affiliated companies. The Company remains obligated for amounts ceded in the event that reinsurers do not meet their obligations. Since the reinsurance treaties are of such a nature as to pass economic risk to the reinsurer, appropriate reductions are made from income, claims, expense and liability items in accounting for the reinsurance ceded.

Premiums and benefits have been reduced by amounts reinsured as follows:

                                                 2000               1999
                                             ----------------    -------------
Premiums ceded:
      Acacia Life                                $  18,079           $  4,634
      Others                                         1,726                684
                                             --------------     --------------
Total premium ceded                              $  19,805           $  5,318
                                             ==============     ==============

Death benefits reimbursed:
      Acacia Life                                 $  4,429           $  3,186
      Others                                           249              1,082
                                             --------------     --------------
Total benefits reimbursed                         $  4,678           $  4,268
                                             ==============      ==============

Life and annuity reserves ceded:
      Acacia Life                                 $  2,828           $  2,501
      Others                                           523                497
                                             --------------     --------------
Total life and annuity reserves ceded             $  3,351           $  2,998
                                             ==============     ==============

In 1999, reinsurance premiums were recorded net of commission and expense allowances. In 2000, the commission and expense allowances are recorded in miscellaneous income and total $13,808.



                                    F-II-12

                    ACACIA NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                 FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999
                                 (IN THOUSANDS)

5.  REINSURANCE (CONTINUED)

ASSUMPTION REINSURANCE AGREEMENT

Effective May 31, 1996 under an assumption reinsurance agreement, the Company assumed certain assets and liabilities relating to annuities previously underwritten by the National American Life Insurance Company (NALICO), which had been in rehabilitation. Approximately $405 and $382 of goodwill was amortized through operations during 2000 and 1999. At December 31, 2000 and 1999, the balance of goodwill treated as a non-admitted asset was $2,191 and $2,596, respectively.


6.  SEPARATE ACCOUNTS

The Company is currently marketing variable life and variable annuity products which have separate accounts as an investment option. Separate Account I (Account I) was formed to receive and invest premium receipts from variable life insurance policies issued by the Company. Separate Account II (Account II) was formed to receive and invest premium receipts from variable annuity policies issued by the Company. Both Separate Accounts are registered under the Investment Company Act of 1940, as amended, as unit investment trusts. Account I and II's assets and liabilities are segregated from the other assets and liabilities of the Company.

Amounts in the Separate Accounts are:
                                                     DECEMBER 31
                                             --------------------------------
                                                  2000               1999
-----------------------------------------------------------------------------
Separate Account I                               $ 61,824           $ 50,119
Separate Account II                               108,758             90,519
-----------------------------------------------------------------------------
                                                $ 170,582          $ 140,638
-----------------------------------------------------------------------------

Included as investment options in the variable accounts are funds which are managed by an affiliate, Calvert. Separate account assets in these funds totaled $24,506 and $13,710 at December 31, 2000 and 1999, respectively.


7.  DIVIDEND LIMITATION

The Company is subject to regulation by the insurance departments of the states in which it operates, primarily its state of domicile, Virginia. Insurance department regulations in these states restrict the advance of funds to parent and affiliated companies as well as the amount of dividends that may be paid without prior approval.


8.  COMMITMENTS AND CONTINGENCIES

INVESTMENT
Commitments were outstanding for investments to be purchased in subsequent years totaling $1,064 and $80 as of December 31, 2000 and 1999, respectively. These commitments have been made in the normal course of investment operations and are not reflected in the accompanying financial statements. The Company's exposure to credit loss is represented by the contractual notional amount of those instruments. The Company uses the same credit policies and collateral requirements in making commitments and conditional obligations as it does for on-balance sheet instruments.



                                    F-II-13

                    ACACIA NATIONAL LIFE INSURANCE COMPANY

                  NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

                 FOR THE YEARS ENDED DECEMBER 31, 2000 AND 1999
                                 (IN THOUSANDS)

8.  COMMITMENTS AND CONTINGENCIES (CONTINUED)

STATE LIFE AND HEALTH GUARANTY FUNDS
As a condition of doing business, all states and jurisdictions have adopted laws requiring membership in life and health insurance guaranty funds. Member companies are subject to assessment each year based on life, health or annuity premiums collected in the state. In some states these assessments may be applied against premium taxes. The Company has estimated its costs related to past insolvencies and has provided a reserve included in other liabilities of $377 and $540 as of December 31, 2000 and 1999, respectively. The Company has estimated its recoveries from premium tax credits to be $112 and $0 as of December 31, 2000 and 1999, respectively.

LITIGATION
From time to time, the Company is subject to litigation in the normal course of business. Management does not believe that the Company is party to any such pending litigation which would have a material adverse effect on its financial statements or future operations.

9.  SUBSEQUENT EVENT

On March 29, 2001, the Board of Directors authorized the Company's management to
take  the  necessary   actions  to  change  the  Company's   domicile  from  the
Commonwealth of Virginia to the District of Columbia.




                                    F-II-14

Appendix A

Illustrations of Death Benefits and Values

The following tables illustrate how the values and Death Benefits of a Policy may change with the investment experience of the Fund. The tables show how the values and Death Benefits of a Policy issued to an Insured of a given age and specified underwriting risk classification who pays the given premium at issue would vary over time if the investment return on the assets held in each portfolio of the Funds were a uniform, gross, after-tax annual rate of 0%, 6%, or 12%. The tables on pages A-3 through A-6 illustrate a Policy issued to a male, age 45, under a preferred rate non-tobacco underwriting risk classification. A standard tobacco use and non-tobacco use, and preferred non-tobacco classification and different rates for certain specified amounts. The values and Death Benefits would be different from those shown if the gross annual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above and below those averages for individual Policy
Years, or if the Insured were assigned to a different underwriting risk classification.

The second column of the tables shows the accumulated value of the premiums paid at 5%. The following columns show the Death Benefits and the values for uniform hypothetical rates of return shown in these tables. The tables on pages A-3 and A-5 are based on the current Cost of Insurance Rates, current expense deductions and the maximum percent of premium loads. These reflect the basis on which ANLIC currently sells its Policies. The maximum allowable Cost of Insurance Rates under the Policy are based upon the 1980 Commissioner's Standard Ordinary Smoker and Non-Smoker, Male and Female Mortality Tables, without smoker distinction. ANLIC anticipates reflecting future improvements in actual mortality experience through adjustments in the current Cost of Insurance Rates actually applied. ANLIC also anticipates reflecting any future improvements in expenses incurred by applying lower percent of premium charges and other expense deductions. The Death Benefits and values shown in the tables on pages A-4 and A-6 are based on the assumption that the maximum allowable Cost of Insurance Rates as described above and maximum allowable expense deductions are made throughout the life of the Policy. After the tenth Policy Year, the maximum values may be less than illustrated in those states which require the per $1000 components of the Administrative Expense Charge to continue for the life of the Policy.


The amounts shown for the Death Benefits, Net Cash Surrender values and accumulation values reflect the fact that the net investment return of the Subaccounts is lower than the gross, after-tax return of the assets held in the Funds as a result of expenses paid by the Fund and charges levied against the Subaccounts. The values shown take into account an average of the expenses paid by each portfolio available for investment at an equivalent annual rate of 0.90% (which is in excess of the current equivalent annual rate of 0.88% of the aggregate average daily net assets of the Funds) and the daily charge by ANLIC to each Subaccount for assuming mortality and expense risks and administrative expenses (which is equivalent to a charge at an annual rate of 0.90% for Policy Years 1-15 and 0.45% thereafter on pages A-3 and A-5 and at an annual rate of 1.10% for Policy Years 1-15 and 0.65% thereafter on pages A-4 and A-6 of the average net assets of the Subaccounts).

The Investment Advisor or other affiliates of various Funds have agreed to reimburse the portfolios to the extent that the aggregate operating expenses (certain portfolios may exclude certain items) were in excess of an annual rate of average daily net assets. These agreements are expected to continue in future years but may be terminated at any time. As long as the expense limitations continue for a portfolio, if a reimbursement occurs, it has the effect of lowering the portfolio's expense ratio and increasing its total return. Details of the reimbursement arrangements are discussed in the prospectus Summary section, Fund Expense Summary footnotes.


The illustrated gross annual investment rates of return of 0%, 6%, and 12% were computed after deducting fund expenses and correspond to approximate net annual rates of -1.80%, 4.20%, and 10.20% respectively, for Policy Years 1-15 and -1.35%, 4.65%, and 10.65% for the Policy Years thereafter respectively, on pages A-3 and A-5 and -2.00%, 4.00%, and 10.00% respectively, for years 1-15, and -1.65%, 4.35%, and 10.35% thereafter on pages A-4 and A-6.

The hypothetical values shown in the tables do not reflect any charges for federal income tax burden attributable to the Separate Account, since ANLIC is not currently making such charges. However, such charges may be made in

                                Executive Select
                                       A-1
the future and, in that event, the gross annual investment rate of return would have to exceed 0 percent, 6 percent, or 12 percent by an amount sufficient to cover the tax charges in order to produce the Death Benefits and Accumulation Values illustrated. (See the section on Federal Tax Matters.)

The tables illustrate the Policy values that would result based upon the hypothetical investment rates of return if premiums are paid as indicated, if all Net Premiums are allocated to the Separate Account, and if no Policy loans have been made. The tables are also based on the assumptions that the Policy Owner has not requested an increase or decrease in the initial Specified Amount, that no partial withdrawals have been made, and that no more than fifteen transfers have been made in any Policy Year so that no transfer charges have been incurred. Illustrated values would be different if the proposed Insured were female, a tobacco user, in substandard risk classification, or were another age, or if a higher or lower premium was illustrated.

Upon request, ANLIC will provide comparable illustrations based upon the proposed Insured's age, gender and risk class, the Specified Amount, the Death Benefit option, and planned periodic premium schedule requested, and any available riders requested. These illustrations may be provided to you in printed form by your registered representative. ANLIC may also make these illustrations available to you by electronic means, such as through our website. In addition, upon client request, illustrations may be furnished reflecting allocation of premiums to specified Subaccounts. Such illustrations will reflect the expenses of the portfolio in which the Subaccount invests.

                                Executive Select
                                       A-2

ILLUSTRATION OF POLICY VALUES
ACACIA NATIONAL LIFE INSURANCE COMPANY

            EXECUTIVE SELECT FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

Male Issue Age: 45                                                Preferred Underwriting Class

                     PLANNED PERIODIC ANNUAL PREMIUM: $5,500
                       INITIAL SPECIFIED AMOUNT: $250,000
                             DEATH BENEFIT OPTION: A
               USING CURRENT COST OF INSURANCE AND EXPENSE CHARGES

                          0% HYPOTHETICAL        6% HYPOTHETICAL        12% HYPOTHETICAL
                           GROSS ANNUAL            GROSS ANNUAL            GROSS ANNUAL
                         INVESTMENT RETURN      INVESTMENT RETURN       INVESTMENT RETURN
         ACCUMULATED        (-1.80% NET)             (4.20% NET)                (10.20% NET)
                            ------------             -------------              ------------
 END OF   PREMIUMS AT    NET CASH              NET CASH                 NET CASH
POLICY   5% INTEREST    SURRENDER    DEATH     SURRENDER     DEATH      SURRENDER     DEATH
 YEAR     PER YEAR        VALUE    BENEFIT       VALUE     BENEFIT        VALUE     BENEFIT
 --------------------------------------------------------------------------------------------
   1         5,775        3,903     250,000       4,175     250,000         4,447     250,000
   2        11,839        7,535     250,000       8,316     250,000         9,132     250,000
   3        18,206       11,044     250,000      12,580     250,000        14,250     250,000
   4        24,891       14,512     250,000      17,053     250,000        19,927     250,000
   5        31,911       17,852     250,000      21,651     250,000        26,126     250,000
   6        39,281       21,063     250,000      26,380     250,000        32,904     250,000
   7        47,020       24,136     250,000      31,234     250,000        40,313     250,000
   8        55,146       27,065     250,000      36,215     250,000        48,419     250,000
   9        63,678       29,838     250,000      41,318     250,000        57,290     250,000
  10        72,637       32,446     250,000      46,540     250,000        67,006     250,000
  11        82,044       35,521     250,000      52,534     250,000        78,325     250,000
  12        91,921       38,527     250,000      58,792     250,000        90,858     250,000
  13       102,292       41,476     250,000      65,337     250,000       104,751     250,000
  14       113,182       44,379     250,000      72,195     250,000       120,164     250,000
  15       124,616       47,244     250,000      79,388     250,000       137,273     250,000
  16       136,622       50,307     250,000      87,315     250,000       156,908     250,000
  17       149,228       53,354     250,000      95,676     250,000       178,799     250,000
  18       162,465       56,396     250,000     104,501     250,000       203,205     256,039
  19       176,363       59,444     250,000     113,825     250,000       230,262     285,525
  20       190,956       62,519     250,000     123,686     250,000       260,201     317,445

  25       275,624       76,796     250,000     181,191     250,000       464,371     538,670
  30       383,684       86,830     250,000     255,192     273,055       800,993     857,062
  35       521,600       91,072     250,000     348,864     366,307     1,358,158   1,426,066

1) Assumes an annual $5,500 premium is paid at the beginning of each Policy Year. Values would be different if premiums are paid with a different frequency or in different amounts.

2) Assumes that no Policy loan has been made. Excessive loans or partial withdrawals may cause this Policy to lapse because of insufficient Net Cash Surrender Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, DEATH BENEFIT OPTION SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND NET CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY ANLIC OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.



                                Executive Select

ILLUSTRATION OF POLICY VALUES
ACACIA NATIONAL LIFE INSURANCE COMPANY

            EXECUTIVE SELECT FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

Male Issue Age: 45                                                Preferred Underwriting Class

                     PLANNED PERIODIC ANNUAL PREMIUM: $5,500
                       INITIAL SPECIFIED AMOUNT: $250,000
                             DEATH BENEFIT OPTION: A
               USING MAXIMUM COST OF INSURANCE AND EXPENSE CHARGES

                          0% HYPOTHETICAL        6% HYPOTHETICAL        12% HYPOTHETICAL
                           GROSS ANNUAL            GROSS ANNUAL            GROSS ANNUAL
                         INVESTMENT RETURN      INVESTMENT RETURN       INVESTMENT RETURN
         ACCUMULATED        (-1.80% NET)             (4.20% NET)                (10.20% NET)
                            ------------             -------------              ------------
 END OF   PREMIUMS AT    NET CASH              NET CASH                 NET CASH
POLICY   5% INTEREST    SURRENDER    DEATH     SURRENDER     DEATH      SURRENDER    DEATH
 YEAR     PER YEAR        VALUE    BENEFIT       VALUE     BENEFIT        VALUE    BENEFIT
 -----------------------------------------------------------------------------------------
   1         5,775        3,894     250,000       4,166     250,000         4,438       250,000
   2        11,839        7,007     250,000       7,768     250,000         8,565       250,000
   3        18,206        9,976     250,000      11,440     250,000        13,035       250,000
   4        24,891       12,885     250,000      15,265     250,000        17,968       250,000
   5        31,911       15,644     250,000      19,155     250,000        23,312       250,000
   6        39,281       18,251     250,000      23,111     250,000        29,112      250,000
   7        47,020       20,690     250,000      27,118     250,000        35,400       250,000
   8        55,146       22,950     250,000      31,169     250,000        42,223       250,000
   9        63,678       25,017     250,000      35,252     250,000        49,629       250,000
  10        72,637       26,874     250,000      39,353     250,000        57,673       250,000
  11        82,044       29,051     250,000      44,021     250,000        67,000       250,000
  12        91,921       30,993     250,000      48,725     250,000        77,185       250,000
  13       102,292       32,699     250,000      53,465     250,000        88,338       250,000
  14       113,182       34,158     250,000      58,242     250,000       100,582       250,000
  15       124,616       35,359     250,000      63,052     250,000       114,061       250,000
  16       136,622       36,454     250,000      68,186     250,000       129,468       250,000
  17       149,228       37,244     250,000      73,372     250,000       146,591       250,000
  18       162,465       37,691     250,000      78,592     250,000       165,678       250,000
  19       176,363       37,748     250,000      83,832     250,000       187,025       250,000
  20       190,956       37,371     250,000      89,076     250,000       210,976       257,391

  25       275,624       27,344     250,000     115,270     250,000       371,638       431,100
  30       383,684            *           *     140,736     250,000       629,974       674,072
  35       521,600            *           *     163,641     250,000     1,051,039     1,103,591

  * In the absence of an additional premium, the policy would lapse.

1) Assumes an annual $5,500 premium is paid at the beginning of each Policy Year. Values would be different if premiums are paid with a different frequency or in different amounts.

2) Assumes that no Policy loan has been made. Excessive loans or partial withdrawals may cause this Policy to lapse because of insufficient Net Cash Surrender Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, DEATH BENEFIT OPTION SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND NET CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY ANLIC OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.


                                Executive Select

ILLUSTRATION OF POLICY VALUES
ACACIA NATIONAL LIFE INSURANCE COMPANY

            EXECUTIVE SELECT FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

Male Issue Age: 45                                                Preferred Underwriting Class

                    PLANNED PERIODIC ANNUAL PREMIUM: $13,800
                       INITIAL SPECIFIED AMOUNT: $250,000
                             DEATH BENEFIT OPTION: B
               USING CURRENT COST OF INSURANCE AND EXPENSE CHARGES

                          0% HYPOTHETICAL        6% HYPOTHETICAL        12% HYPOTHETICAL
                           GROSS ANNUAL            GROSS ANNUAL            GROSS ANNUAL
                         INVESTMENT RETURN      INVESTMENT RETURN       INVESTMENT RETURN
         ACCUMULATED        (-1.80% NET)             (4.20% NET)          (10.20% NET)
                            ------------             -------------        ------------
 END OF   PREMIUMS AT    NET CASH              NET CASH                 NET CASH
POLICY   5% INTEREST    SURRENDER    DEATH     SURRENDER    DEATH       SURRENDER    DEATH
 YEAR     PER YEAR        VALUE    BENEFIT       VALUE     BENEFIT        VALUE    BENEFIT
 -----------------------------------------------------------------------------------------
   1         14,490       12,044     261,630     12,798      262,384      13,552   263,138
   2         29,705       23,286     273,079     25,524      275,317      27,854   277,647
   3         45,680       34,251     284,251     38,719      288,719      43,559   293,559
   4         62,454       45,145     295,145     52,606      302,606      61,013   311,013
   5         80,066       55,757     305,757     66,987      316,987      80,156   330,156
   6         98,560       66,087     316,087     81,878      331,878     101,155   351,155
   7        117,978       76,124     326,124     97,285      347,285     124,182   374,182
   8        138,367       85,863     335,863    113,217      363,217     149,434   399,434
   9        159,775       95,292     345,292    129,679      379,679     177,116   427,116
  10        182,254      104,397     354,397    146,674      396,674     207,461   457,461
  11        205,856      113,827     363,827    164,888      414,888     241,421   491,421
  12        230,639      123,046     373,046    183,823      433,823    278,801    528,801
  13        256,661      132,069     382,069    203,524      453,524     319,963   569,963
  14        283,984      140,913     390,913    224,035      474,035     365,306   615,306
  15        312,673      149,588     399,588    245,398      495,398     415,265   665,265
  16        342,797      158,830     408,830    268,813      518,813     472,240   722,240
  17        374,427      167,951     417,951    293,320      543,320     535,287   785,287
  18        407,638      176,965     426,965    318,985      568,985     605,068   855,068
  19        442,510      185,891     435,891    345,877      595,877     682,317   932,317
  20        479,126      194,758     444,758    374,083      624,083     767,859 1,017,859

  25        691,566      236,182     486,182    534,855      784,855   1,352,027 1,602,027
  30        962,699      269,165     519,165    730,101      980,101   2,313,609 2,563,609
  35      1,308,741      291,151     541,151    965,102    1,215,102   3,897,507 4,147,507

1) Assumes an annual $13,800 premium is paid at the beginning of each Policy Year. Values would be different if premiums are paid with a different frequency or in different amounts.

2) Assumes that no Policy loan has been made. Excessive loans or partial withdrawals may cause this Policy to lapse because of insufficient Net Cash Surrender Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, DEATH BENEFIT OPTION SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND NET CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY ANLIC OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                Executive Select

ILLUSTRATION OF POLICY VALUES
ACACIA NATIONAL LIFE INSURANCE COMPANY


            EXECUTIVE SELECT FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE

Male Issue Age: 45                                                Preferred Underwriting Class

                    PLANNED PERIODIC ANNUAL PREMIUM: $13,800
                       INITIAL SPECIFIED AMOUNT: $250,000
                             DEATH BENEFIT OPTION: B
               USING MAXIMUM COST OF INSURANCE AND EXPENSE CHARGES

                          0% HYPOTHETICAL        6% HYPOTHETICAL        12% HYPOTHETICAL
                           GROSS ANNUAL            GROSS ANNUAL            GROSS ANNUAL
                         INVESTMENT RETURN      INVESTMENT RETURN       INVESTMENT RETURN
         ACCUMULATED        (-1.80% NET)             (4.20% NET)           (10.20% NET)
                            ------------             -------------         ------------
 END OF   PREMIUMS AT    NET CASH              NET CASH                 NET CASH
POLICY   5% INTEREST    SURRENDER    DEATH     SURRENDER     DEATH      SURRENDER    DEATH
 YEAR     PER YEAR        VALUE    BENEFIT       VALUE     BENEFIT        VALUE     BENEFIT
 -----------------------------------------------------------------------------------------
   1         14,490      12,019     261,605      12,798     262,384       13,527     263,113
   2         29,705      22,538     272,331      24,818     274,611       27,040     276,833
   3         45,680      32,745     282,745      37,250     287,250       41,821     291,821
   4         62,454      42,846     292,846      50,314     300,314       58,197     308,197
   5         80,066      52,630     302,630      63,806     313,806       76,088     326,088
   6         98,560      62,096     312,096      77,738     327,738       95,637     345,637
   7        117,978      71,227     321,227      92,105     342,105      116,987     366,987
   8        138,367      80,012     330,012     106,908     356,908      140,299     390,299
   9        159,775      88,438     338,438     122,142     372,142      165,746     415,746
  10        182,254      96,486     346,486     137,800     387,800      193,516     443,516
  11        205,856     104,683     354,683     154,436     404,436      258,103     508,103
  13        256,661     119,853     369,853     189,061     439,061      294,913     544,913
  14        283,984     126,816     376,816     207,058     457,058      335,119     585,119
  15        312,673     133,348     383,348     225,512     475,512      379,037     629,037
  16        342,797     140,077     390,077     245,473     495,473      483,304     733,304
  18        407,638     152,103     402,103     287,045     537,045      543,117     793,117
  19        442,510     157,313     407,313     308,602     558,602      608,695     858,695
  20        479,126     161,930     411,930     330,633     580,633      680,587     930,587

  25        691,566     174,928     424,928     447,078     697,078    1,158,690   1,408,690
  30        962,699     165,778     415,778     568,953     818,953    1,917,412   2,167,412
  35      1,308,741     122,415     372,415     681,770     931,770    3,120,176   3,370,176

1) Assumes an annual $13,800 premium is paid at the beginning of each Policy Year. Values would be different if premiums are paid with a different frequency or in different amounts.

2) Assumes that no Policy loan has been made. Excessive loans or partial withdrawals may cause this Policy to lapse because of insufficient Net Cash Surrender Value.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, DEATH BENEFIT OPTION SELECTED, PREVAILING INTEREST RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND NET CASH SURRENDER VALUE FOR A CONTRACT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL CONTRACT YEARS. NO REPRESENTATIONS CAN BE MADE BY ANLIC OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                                Executive Select

Appendix B

                 AUTOMATIC REBALANCING, MODEL ASSET ALLOCATION,
                DOLLAR COST AVERAGING AND EARNINGS SWEEP PROGRAMS

     To assist the Policy Owner in making a premium allocation decision among Subaccounts, ANLIC offers automatic transfer programs. These programs are designed to meet individual needs of the Policy Owner and are not guaranteed to improve performance of the Policy.

     The Policy Owner may elect the Automatic Rebalancing Program which will adjust values in the Subaccounts to align with a specific percentage of total value in the Separate Account. By placing a written allocation election form on file with ANLIC, the Policy Owner may have amounts automatically transferred from the Subaccounts on either a quarterly, semi-annual or annual basis. The Policy Owner chooses the percentages to be used under the Automatic Rebalancing Program.

     Model Asset Allocation is offered through the Advisors Group, Inc. ("TAG") in conjunction with the services of Ibbotson Associates who were among the first to develop the modern science of asset allocation. TAG representatives offer a service created by Ibbotson Associates to match the Policy Owner's risk tolerance and investment objectives with a model Subaccount percentage allocation formula. To use this service, the Policy Owner first completes a questionnaire about risk tolerance and Policy performance objectives. The TAG representative uses the completed responses to match the Policy Owner's needs to one of ten different model percentage allocation formulas designed by Ibbotson. The Policy Owner may then elect to follow the recommended percentage allocation formula, or select a different formula.

     Ibbotson Associates provides a valuable service to a Policy Owner who seeks to follow the science of asset allocation. Some research studies have shown that the asset allocation decision is the single largest determinant of portfolio performance. Asset allocation combines the concepts of asset-liability management, mean-variance optimization, simulation and economic forecasting. Its objectives are to match asset classes and strategies to achieve better returns, to reduce volatility and to attain specific goals such as avoidance of interest rate or market risk.

     As an alternative, ANLIC also offers the Policy Owner the option to elect the Dollar Cost Averaging Program. Dollar cost averaging is a long-term investment method that uses periodic premium allocations from the Money market Subaccount to other Subaccounts. Under the theory of dollar cost averaging, the Policy Owner may pursue a strategy of regular and systematic purchases to take advantage of market value fluctuations. More Subaccount accumulation units will be purchased when Subaccount unit values are low and fewer units will be purchased when unit values are high. There is no guarantee that the Dollar Cost Averaging Program will protect against market loss or improve performance of the Policy.

     The Dollar Cost Averaging Program provides a valuable service to a Policy Owner who is able to sustain a long-term transfer schedule and who seeks to avoid the volatility often associated with equity investments.

     The Earnings Sweep Program allows a Policy Owner to systematically reallocate interest earnings from the Fixed Account to one or more of the Subaccounts on a monthly, quarterly, semi-annual, or annual basis to meet your investment allocation percentages.

                                Executive Select

Appendix C
                                                           THE ACACIA GROUP LOGO

                   EMPLOYEE BENEFIT PLAN INFORMATION STATEMENT

     The purpose of this statement is to inform you as an independent Fiduciary of the Employee Benefit Plan, of the Sales Representative's relationship to and compensation from Acacia National Life Insurance Company (ANLIC), as well as to describe certain fees and charges under the Executive Select Policy being purchased from the Sales Representative.

     The Sales Representative is appointed with ANLIC as its Sales Representative and is a Securities Registered Representative. In this position, the Sales Representative is employed to procure and submit to ANLIC applications for contracts, including applications for Executive Select.

Commissions, Fees and Charges

     The following commissions, fees and charges apply to Executive Select (Policy):

     Sales Commission: ANLIC pays commission to the broker-dealers, which in turn pay commissions to the registered representative who sells this Policy. The commission may equal an amount up to 30% of premium in the first Policy Year and up to 12% of premium in renewal years. Broker-dealers may also receive a service fee up to an annualized rate of .50% of the Accumulation Value beginning in the sixth Policy Year. Compensation arrangements may vary among broker-dealers. In addition, ANLIC may also pay override payments, expense allowances, bonuses, wholesaler fees, and training allowances. Registered representatives who meet certain production standards may receive additional compensation. From time to time, additional sales incentives may be provided to broker-dealers.

     Cost of Insurance: A monthly charge for the Policy and any riders. The Cost of Insurance Rates are shown on the Policy Schedule.

     Monthly Per Policy Charge: ANLIC will make a per Policy charge of $15.00 per month (maximum $15.00) during the first Policy Year and $7.00 per month (maximum $12.00) thereafter. This charge is guaranteed not to increase above the maximum.

     Monthly per $1000 Charge for Administrative Expenses: The first ten Policy Years, there is a monthly charge per $1000 of initial Specified Amount. In addition, there is a monthly charge per $1000 of each increase in Specified Amount for ten years from the date of increase. The per $1000 rates for both the initial Specified Amount and each increase vary by Issue Age, gender, and risk class. (See the Policy Schedule for rates.)

     Daily Asset-Based Administrative Expense Charge: ANLIC makes a daily charge of the value of the average daily net assets of the Account under the policies equal to an annual rate of 0.15% (maximum 0.15%). This charge is subtracted when determining the daily accumulation unit value. This charge is guaranteed not to increase above the maximum and is designed to reimburse ANLIC for administrative expenses of issuing, servicing and maintaining the policies. ANLIC does not expect to make a profit on this fee.

     Mortality and Expense Risk Charge: ANLIC imposes a charge to compensate it for bearing certain mortality and expense risks under the policies. ANLIC makes a daily charge of the value of the average daily net assets of the Account under the policies equal to an annual rate of 0.75% (maximum 0.95%) in Policy Years 1-15 and 0.30% (maximum 0.50%) thereafter. This charge is subtracted when determining the daily accumulation unit value. ANLIC guarantees that this charge will never increase above the maximum. If this charge is insufficient to cover assumed risks, the loss will fall on ANLIC. Conversely, if the charge proves more than sufficient, any excess will be added to ANLIC's surplus. No mortality and expense risk charge is imposed on the Fixed Account.

     Partial and Full Withdrawals: Partial withdrawals may be made, subject to certain restrictions. The Death Benefit will be reduced by the amount of the partial withdrawal. A partial withdrawal is subject to a maximum charge not to exceed the lesser of $50 or 2% of the amount withdrawn (currently, the partial withdrawal charge is the lesser of $25 or 2%). You may Surrender the Policy at any time for its Net Cash Surrender Value. There is no surrender charge.

        Percent of Premium Charge: ANLIC will deduct a percent of premium charge upon receipt of a premium payment. Currently, this charge is 3.0% of the premium paid (maximum 5.0%).

     Fund Investment Advisory Fees and Expenses: At the direction of the Policy Owner, Separate Account I purchases shares of Funds which are available for investment under this Policy. The net assets of Separate Account I will reflect the value of the Fund shares and therefore, investment advisory fees and other expenses of the Funds. A complete description of these fees and expenses is contained in the Funds' prospectuses.


                                Executive Select
                                       C-1

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.

Registrant  makes  the  following   representation   pursuant  to  the  National
Securities Markets Improvements Act of 1996:

Acacia National Life Insurance Company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                              RULE 484 UNDERTAKING

ANLIC'S By-laws provide as follows:

In the event any action, suit or proceeding is brought against a present or former Director, elected officer, appointed officer or other employee because of any action taken by such person as a Director, officer or other employee of the Company or which he omitted to take as a Director, officer or employee of the Company, the Company shall reimburse or indemnify him for all loss reasonably incurred by him in connection with such action to the fullest extent permitted by ss.13.1-696 through ss.13.1-704 of the Code of Virginia, as is now or hereafter amended, except in relation to matters as to which such person shall have been finally adjudged to be liable by reason of having been guilty of gross negligence or willful misconduct in the performance of duties as such Director, officer or employee. In case any such suit, action or proceeding shall result in a settlement prior to final judgment and if, in the judgment of the Board of Directors, such person in taking the action or failing to take the action complained of was not grossly negligent or guilty of wilful misconduct in the performance of his duty, the Company shall reimburse or indemnify him for the amount of such settlement and for all expenses reasonably incurred in connection with such action and its settlement. This right of indemnification shall not be exclusive of any other rights to which such person may be entitled.

                     REPRESENTATION PURSUANT TO RULE 6E-3(T)

This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following Papers and Documents:
The facing sheet.
The prospectus consisting of          pages.
                              --------
The undertaking to file reports.
The undertaking pursuant to Rule 484.
Representations pursuant to Rule 6e-3(T).
The signatures.
Written consents of the following:
(a)   Russell J. Wiltgen
(b)   Robert-John H. Sands
(c)   Deloitte & Touche LLP
(d)   PricewaterhouseCoopers LLP

The Following Exhibits:
1. The Following exhibits correspond to those required by paragraph IX A of the instructions as to exhibits in Form N-8B-2:
      (1)      Board Resolution Establishing the Separate Account. 1
      (2)      Not applicable.
      (3)(a) Underwriting Agreement between The Advisors Group, Inc. and Acacia National Life Insurance Company. 2
         (b)   Form of Selling Agreement. 3
         (c)   Commission Schedule. 6
      (4)      Not Applicable.
      (5)(a)   Policy. 6
         (b)   Policy Riders. 6
      (6)(a) Certificate of Organization of Acacia National Life Insurance Company. 4
         (b)   Bylaws of Acacia National Life Insurance Company. 4
      (7)      Not applicable.
      (8)(a)   Participation Agreement Alger American Fund. 1
         (b)   Participation Agreement Calvert Variable Series, Inc.1
         (c)   Participation Agreement Deutsche Asset Management VIT Funds.5
         (d)   Form of Participation Agreement Variable Insurance Product
               Fund. 6
         (e)   Form of Participation Agreement Variable Insurance Product
               Fund II. 6
         (f) Participation Agreement Franklin Templeton Variable Insurance Products Trust. 5
         (g)   Participation Agreement Neuberger Berman Advisers Management
               Trust. 1
         (h)   Participation Agreement Oppenheimer Variable Account Funds. 4
         (i)   Participation Agreement Van Eck Worldwide Hard Assets Fund. 1
      (9)      Not Applicable.
      (10) Application for Policy. 6
2. (a)(b) Opinion and Consent of Robert-John H. Sands Senior Vice President and General Counsel.
3. No financial statements will be omitted from the final Prospectus pursuant to Instruction 1(b) or (c) or Part I.
4.  Not applicable.
5.  Not applicable.
6. (a)(b)  Opinion and Consent of Russell J. Wiltgen.
7. (a)  Consent of Deloitte & Touche LLP.
7. (b)  Consent of PricewaterhouseCoopers LLP.
8. Not applicable.

Footnotes:
1 Incorporated by reference to the Pre-Effective Amendment No. 3 to the Registration Statement on Form S-6 for Acacia National Variable Life Insurance Separate Account I (File No. 33-90208), filed on October 11, 1995.
2 Incorporated by reference to the initial Registration Statement for Acacia National Variable Annuity Separate Account II on Form N-4 (File No 333 -03963), filed August 26, 1996.
3 Incorporated by reference to the initial Registration Statement on Form S-6 for Acacia National Variable Life Insurance Separate Account I (File No. 33-90208), filed on March 10, 1995.
4 Incorporated by reference to the Post-Effective Amendment No. 3 to the Registration Statement on Form S-6 for Acacia National Variable Life Insurance Separate Account I (File No. 33 -90208), filed on May 1, 1997.
5 Incorporated by reference to the Post-Effective Amendment No. 1 to the Registration Statement on Form S-6 for Acacia National Variable Life Insurance Separate Account I (File No. 333-81057), filed on February 25, 2000.
      Incorporated by reference to the Pre-Effective Amendment No. 1 to the Registration Statement on Form S-6 for Acacia National Variable Life Insurance Separate Account I (File No. 333-95593), filed on April 28, 2000.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, Acacia National Variable Life Insurance Company Separate Account I, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 1 to Registration Statement Number 333-95593 pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of Bethesda, County of Montgomery, State of Maryland on this 12th day of April, 2001.

          ACACIA NATIONAL VARIABLE LIFE INSURANCE SEPARATE ACCOUNT I, REGISTRANT
                               ACACIA NATIONAL LIFE INSURANCE COMPANY, DEPOSITOR


                                                By:   Charles T. Nason *
                                                 -------------------------------
                                                      Chairman of the Board

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on April 12, 2001.

    SIGNATURE                TITLE

    Charles T. Nason *       Chairman of the Board and Chief Executive Officer
                             and Director

    Robert W. Clyde *        President and Chief Operating Officer and Director

    Robert-John H. Sands *   Senior Vice President, General Counsel, Corporate
                             Secretary and Director

    Haluk Ariturk *          Senior Vice President, Product Management and
                             Administration and Director

    JoAnn M. Martin *        Senior Vice President, Chief Financial Officer and
                             Director

    Reno J. Martini *        Director

    Brian J. Owens *         Senior Vice President, Career Distribution

    Janet L. Schmidt *       Senior Vice President, Human Resources

    Barry C. Ritter *        Senior Vice President and Chief Information Officer

    Richard W. Vautravers *  Senior Vice President and Corporate Actuary


* Signed by Donald R. Stading under Powers of Attorney executed effective as of January 25, 2001.

    By:  /s/ Donald R. Stading              Date: April 12, 2001
         ---------------------                    --------------

                                  EXHIBIT INDEX

EXHIBIT

2. (a)(b)             Opinion and Consent of Robert-John H. Sands
6. (a)(b)             Opinion and Consent of Russell J. Wiltgen
7. (a)                Consent of Deloitte & Touche LLP
7. (b)                Consent of PricewaterhouseCoopers LLP